As filed with the Securities and Exchange	Registration No. 333-69431
Commission on April 22, 2021	Registration No. 811-04208

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 29	☒

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
(Check appropriate box or boxes.)

Select*Life Variable Account
(Exact Name of Registrant)

ReliaStar Life Insurance Company
(Name of Depositor)

20 Washington Avenue So.
Minneapolis, MN 55401
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(612) 372-5507
(Depositor’s Telephone Number, including Area Code)

Andrea Nelson, Counsel
Security Life of Denver Insurance Company
As Administrator for ReliaStar Life Insurance Company
20 Washington Avenue South, Minneapolis, MN 55401
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2021, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

FLEXDESIGN® VUL
A FLEXIBLE PREMIUM ADJUSTABLE VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
ReliaStar Life Insurance Company and its Select∗Life Variable Account

The Policy
•   Is no longer offered for new sales.
•   Is issued by ReliaStar Life Insurance Company.
•   Is returnable by you during the free look period if you are not satisfied.
Premium Payments
•   Are flexible, so the premium amount and frequency may vary.
•  Are allocated to the variable account and the fixed account, based on your instructions.
•  Are subject to specified fees and charges.
The Policy Value
•  Is the sum of your holdings in the fixed account and the variable account.
•  Has no guaranteed minimum value under the variable account. The value varies with the value of the subaccounts you select.
• Has a minimum guaranteed rate of return for amounts in the fixed account.
• Is subject to specified fees and charges, including possible surrender charges.
Death Benefit Proceeds
•  Are paid if your policy is in force when the insured person dies.
•  Are calculated under your choice of options:
> Option 1 – the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A;
> Option 2 – the base death benefit is the greater of the amount of insurance coverage you have selected plus the policy value or your policy value multiplied by the appropriate factor described in Appendix A; or
> Option 3 – the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor described in Appendix A.
•  Are equal to the base death benefit plus any rider benefits minus any outstanding policy loans, accrued loan interest and unpaid fees and charges.
•  Are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.
Sales Compensation
•  We pay compensation to broker/dealers whose registered representatives sell the policy. See Distribution of the Policy, page 82, for further information about the amount of compensation we may pay.

Fund Managers
Mutual funds managed by the following investment managers are currently available through the policy:

•  BAMCO, Inc.
•  BlackRock Advisors, LLC
•  Capital Research and Management CompanySM
•  CBRE Clarion Securities LLC
•  Columbia Management Investment Advisers, LLC
•  Fidelity Management & Research Company LLC
•  FMR Co., Inc.
•  Invesco Advisers, Inc.
•  J.P. Morgan Investment Management Inc.
•  Neuberger Berman Investment Advisers LLC
•  T. Rowe Price Associates, Inc.
•  Voya Investment Management Co. LLC
•  Voya Investments, LLC

This prospectus describes what you should know before purchasing the FlexDesign® variable universal life insurance policy. Please read it carefully and keep it for future reference. If you received a summary prospectus for any of the mutual funds available through your policy, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the shareholder reports for the mutual funds available through your policy will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If available, you may elect to receive shareholder reports and other communications from the Company electronically by contacting Customer Service.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800- 584-6001 . Your election to receive reports in paper will apply to all funds available under your policy.

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The policy described in this prospectus is not a deposit with, obligation of or guaranteed or endorsed by any bank, nor is it insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other government agency. The policy is subject to investment risk.

The date of this prospectus is May 1, 2021 .

TABLE OF CONTENTS

TERMS TO UNDERSTAND

The following is a list of some of the key defined terms and the page number on which each is defined:

Term	Page Where Defined	Term	Page Where Defined
Age	23	Policy Value	49
Fixed Account .	4	Preferred Loans	52
Fixed Account Value	51	Segment or Coverage Segment	35
Loan Account	51	Surrender Value	4
Loan Account Value	51	Valuation Date	50
Monthly Processing Date	27	Variable Account	4
Net Premium	3	Variable Account Value	49
Policy Date	23

“ReliaStar,” “we,” “us,” “our” and the “company” refer to ReliaStar Life Insurance Company. “You” and “your” refer to the policy owner. The policy owner is the individual, entity, partnership, representative or party who may exercise all rights over the policy and receive the policy benefits during the insured person’s lifetime.

State Variations – State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. References in this prospectus to state law identify matters where state law may require variations from what is disclosed in this prospectus. If you would like to review a copy of the policy and riders for your particular state, contact Customer Service or your agent/registered representative.

You may contact Customer Service at:	P.O. Box 5011 Minot, ND 58702-5011 1-877-886-5050 www. my.voya .com

FlexDesign® VUL 2

POLICY SUMMARY

This summary highlights the features and benefits of the policy, the risks that you should consider before purchasing a policy and the fees and charges associated with the policy and its benefits. More detailed information is included in the other sections of this prospectus that should be read carefully before you purchase the policy.

The Policy’s Features and Benefits

Premium Payments See Premium Payments, page 23.	•	You choose when to pay and how much to pay, but you cannot pay additional premiums after age 100 and we may refuse to accept any premium less than $25.00.
	•	You will need to pay sufficient premiums to keep the policy in force. Failure to pay sufficient premiums may cause your policy to lapse without value.
	•	We may refuse any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code or that would cause your policy to become a modified endowment contract.
	•	We deduct a premium expense charge from each premium payment and credit the remaining premium (the “net premium”) to the variable account or the fixed account according to your instructions.
Free Look Period See Free Look Period, page 25.	•	During the free look period, you have the right to examine your policy and return it for a refund if you are not satisfied for any reason.
	•	The free look period is generally ten days from your receipt of the policy, although certain states may allow more than ten days. The length of the free look period that applies in your state will be shown in your policy.
	•	During the free look period, your net premium will be allocated to the subaccount that invests in the Voya Government Liquid Assets Portfolio. See Allocation of Net Premium, page 24.
	•	Generally, there are two types of free look refunds:
> Some states require a return of all premium we have received; and
> Other states require a return of the current policy value plus a refund of all fees and charges deducted.
Death Benefits See Death Benefits, page 34.	•	Death benefits are paid if your policy is in force when the insured person dies.
	•	Until age 100, the amount of the death benefit will depend on which death benefit option is in effect when the insured person dies.
	•	You may choose between one of three death benefit options:
> Option 1 – the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor described in Appendix A;
> Option 2 – the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor described in Appendix A; or
> Option 3 – the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor described in Appendix A.
	•	After age 100, the base death benefit under all options will be the policy value.
	•	We will reduce the death benefit proceeds payable under any death benefit option by any outstanding policy loans and accrued loan interest and unpaid fees and charges.
	•	The death benefit is generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance.

FlexDesign® VUL 3

Death Benefit Guarantees See Death Benefit Guarantees, page 39.	•
Generally, your policy will not lapse as long as your policy value minus any surrender charge, loan amount and unpaid fees and charges (the “surrender value”) is enough to cover the periodic fees and charges, when due.

	•	However, the policy has three death benefit guarantees which provide that the policy will not lapse even if the surrender value is not enough to pay the periodic fees and charges when due:
		>	The Basic Death Benefit Guarantee is standard on every policy. Your policy will specify the guarantee period. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. There is no charge for this guarantee;
		>	The Supplemental Death Benefit Guarantee Rider is standard on every policy. Under this guarantee your policy will not lapse during the Supplemental Death Benefit Guarantee period if on each monthly processing date since the policy date, your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to 70.00% of the sum of minimum premium payments to the next monthly processing date. The supplemental guarantee period begins on the policy date and is equal to the death benefit guarantee period shown in your policy, multiplied by 70.00% and rounded to the lower whole number of policy years. The supplemental guarantee period may not exceed ten policy years. There is no charge for this rider; and
		>	The Extended Death Benefit Guarantee Rider is an optional benefit that may be added by rider only when you apply for the policy. Under this guarantee your policy will not lapse provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of Extended Death Benefit Guarantee premium payments to the next monthly processing date. There is no charge for this rider.
Rider Benefits See Additional Insurance Benefits, page 41.	•	Your policy may include additional insurance benefits, attached by rider. There are two types of rider benefits:
		>	Optional rider benefits that you must select before they are added to your policy; and
		>	Rider benefits that automatically come with your policy.
	•	In many cases, we deduct an additional monthly charge for these benefits.
	•	Not all riders may be available under your policy, but the available riders may include:
		>	Accelerated Death Benefit Rider	>	Overloan Lapse Protection Rider
		>	Accidental Death Benefit Rider	>	Supplemental Death Benefit Guarantee Rider
		>	Additional Insured Rider	>	Term Insurance Rider
		>	Children’s Insurance Rider	>	Waiver of Monthly Deduction Rider
		>	Cost of Living Rider	>	Waiver of Specified Premium Rider
		>	Extended Death Benefit Guarantee Rider
Investment Options See The Investment Options, page 16.	•	You may allocate your net premiums to the subaccounts of the Select∗Life Variable Account (the “variable account”) and our fixed account.
	•	The variable account is one of our separate accounts and consists of subaccounts that invest in corresponding mutual funds. When you allocate premiums to a subaccount, we invest any net premiums in shares of the corresponding mutual fund.
	•	Your variable account value will vary with the investment performance of the mutual funds underlying the subaccounts and the charges we deduct from your variable account value.
	•	The fixed account is part of our general account and consists of all of our assets other than those in our separate accounts (including the variable account) and loan account.
	•	We credit interest of at least 3.00% per year on amounts allocated to the fixed account.
	•	We may, in our sole discretion, credit interest in excess of 3.00%.
Transfers See Transfers, page 53.	•
You currently may make an unlimited number of transfers between the subaccounts and to the fixed account each policy year. We reserve the right, however, to limit you to 12 transfers each policy year, and transfers are subject to any other limits, conditions and restrictions that we or the funds whose shares are involved may impose. See Limits on Frequent or Disruptive Transfers, page 55.

FlexDesign® VUL 4

Transfers (Continued)	•	There are certain restrictions on transfers from the fixed account.
	•	We currently do not charge for transfers. We reserve the right, however, to charge up to $25.00 for each transfer.
Asset Allocation Programs See Dollar Cost Averaging, page 54. See Automatic Rebalancing, page 55.	•
Dollar cost averaging is a systematic program of transferring policy values to selected investment options. It is intended to help reduce the risk of investing too much when the price of a fund’s shares is high. It also helps to reduce the risk of investing too little when the price of a fund’s shares is low.

	•	Automatic rebalancing is a systematic program through which your variable and fixed account values are periodically reallocated among your selected investment options to maintain the allocation percentages you have chosen.
	•	There is currently no charge to participate in the dollar cost averaging or automatic rebalancing programs, although we reserve the right to assess a charge in the future.
	•	Neither of these asset allocation programs assures a profit nor do they protect you against a loss in a declining market.

Loans See Loans, page 51.	•	You may take loans against your policy’s surrender value. We reserve the right to limit borrowing during the first policy year.
	•	Unless otherwise required by state law, each new loan must be for at least $500.00 and may not exceed 1 minus 2 where:
1 = 90.00% (100.00% after age 65) of the policy value less any surrender charge; and
2 = The existing loan amount.
	•	When you take a loan we transfer an amount equal to your loan to the loan account as collateral for your loan. The loan account is part of our general account.
	•	We credit amounts held in the loan account with interest at an annual rate of 3.00%.
	•	We also charge interest on loans. Interest is payable in advance and accrues daily at a current annual rate of 4.76%.
	•	After the tenth policy year, preferred loans are available. For preferred loans interest is payable in advance at an annual rate currently equal to 2.91% (guaranteed not to exceed 3.38%) on the portion of your loan account that is not in excess of the policy value, minus the total of all premiums paid net of all partial withdrawals.
	•	Loans reduce your policy’s death benefit proceeds and may cause your policy to lapse.
	•	Loans may have tax consequences, and you should consult with a tax and/or legal adviser before taking a loan against your policy’s surrender value.
Partial Withdrawals See Partial Withdrawals, page 59.	•	After the first policy year, you may withdraw part of your policy’s surrender value.
	•	We currently allow only one partial withdrawal each policy year.
	•	A partial withdrawal must be at least $500.00.
	•	In policy years two through ten you may not withdraw more than 20.00% of your surrender value.
	•	We currently charge $10.00 for each partial withdrawal, but we reserve the right to charge up to $25.00 for each partial withdrawal.
	•	Partial withdrawals reduce your policy’s base death benefit and will reduce your policy’s value.
	•	Partial withdrawals may also have tax consequences, and you should consult with a tax and/or legal adviser before taking a partial withdrawal from your policy.
Surrenders See Surrender, page 61.	•	You may surrender your policy for its surrender value at any time before the death of the insured person.
	•	The surrender value of a policy is equal to the policy value minus any surrender charge, loan amount and unpaid fees and charges.
	•	The initial surrender charge rates vary by gender, risk class and age at issue. Surrender charge rates for increases in your insurance coverage vary by gender, risk class and age at the time of the increase.
	•	The surrender charge is neither assessed upon nor reduced because of a requested decrease in your insurance coverage.
	•	If the surrender charge exceeds the available policy value minus the loan amount and unpaid fees and charges, there will be no proceeds paid to you on surrender.

FlexDesign® VUL 5

Surrenders (Continued)	•	All insurance coverage ends on the date we receive your surrender request.
	•	If you surrender your policy, it cannot be reinstated.
	•	Surrendering the policy may have tax consequences, and you should consult with a tax and/or legal adviser before surrendering your policy.
Reinstatement See Reinstatement, page 62.	•	Reinstatement means putting a lapsed policy back in force.
	•	You may reinstate your policy and riders within five years of its lapse if you did not surrender your policy, you still own the policy and the insured person is still insurable.
	•	You will need to pay the required reinstatement premium.
	•	If you had a policy loan existing when coverage lapsed, unless directed otherwise we will reinstate it with accrued loan interest to the date of the lapse.
	•	If either the automatic Supplemental Death Benefit Guarantee or the optional Extended Death Benefit Guarantee Rider lapses, it cannot be reinstated.
	•	A policy that is reinstated more than 90 days after lapsing may be considered a modified endowment contract for tax purposes.
	•	Reinstating your policy may have tax consequences, and you should consult with a tax and/or legal adviser before reinstating your policy.

Factors You Should Consider Before Purchasing a Policy

The decision to purchase a policy should be discussed with your agent/registered representative. Make sure you understand the policy’s investment options, its other features and benefits, its risks and the fees and charges you will incur when you consider purchasing the policy and investing in the subaccounts of the variable account.

Life Insurance Coverage	•	The policy is not a short-term investment and should be purchased only if you need life insurance coverage. Evaluate your need for life insurance coverage before purchasing a policy.
	•	You should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.
Fees and Charges See Fees and Charges, page 25.	•
In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum monthly premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

	•	A policy’s fees and charges reflect the costs associated with its features and benefits, the services we render, the expenses we expect to incur and the risks we assume under the policy.
•
We believe the policy’s fees and charges, in the aggregate, are reasonable, but before purchasing a policy you should compare the value that the policy’s various features and benefits and the available services have to you,  given your particular circumstances, with the fees and charges associated with those features, benefits and services.

Grace Period and Lapse See Lapse, page 61.	•	Your policy may enter the grace period and subsequently lapse (meaning your policy will terminate without value) if on any monthly processing date:
> A death benefit guarantee is not in effect; and
> Your surrender value is not enough to pay the periodic fees and charges when due.
	•	If you do not meet these conditions, we will send you notice and give you a 61 day grace period to make a sufficient premium payment.
	•	If you do not make a sufficient premium payment by the end of the 61 day grace period, your life insurance coverage will terminate and your policy will lapse.
Exchanges See Purchasing a Policy, page 22.	•	Replacing your existing life insurance policy(ies) and/or annuity contract(s) with the policy described in this prospectus may not be beneficial to you.
	•	Before purchasing a policy, determine whether your existing policy(ies) and/or contract(s) will be subject to fees or penalties upon surrender or cancellation.
	•	Also compare the fees, charges, coverage provisions and limitations, if any, of your existing policy(ies) and/or contract(s) with those of the policy described in this prospectus.

FlexDesign® VUL 6

Investment Risk See The Variable Account, page 16.	•	You should evaluate the policy’s long-term investment potential and risks before purchasing a policy.
	•	For amounts you allocate to the subaccounts of the variable account:
		>	Your values will fluctuate with the markets, interest rates and the performance of the underlying mutual funds;
		>	You assume the risk that your values may decline or not perform to your expectations;
		>	Your policy could lapse without value or you may be required to pay additional premium because of poor fund performance;
		>	Each fund has various investment risks, and some funds are riskier than others;
		>	There is no assurance that any of the funds will achieve its stated investment objective;
		>	The particular risks associated with each fund are detailed in the fund’s prospectus; and
		>	You should read each fund’s prospectus and understand the risks associated with the fund before allocating your premiums to its corresponding subaccount.
	•	For amounts you allocate to the fixed account:
		>	Interest rates we declare will change over time; and
		>	You assume the risk that interest rates may decline, although never below the guaranteed minimum interest rate of 3.00%.
You should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
Taxation See TAX CONSIDERATIONS, page 63.	•
Under current federal income tax law, death benefits of life insurance policies generally are not subject to income tax. In order for this treatment to apply, the policy must qualify as a life insurance contract. We believe it is reasonable to conclude that the policy will qualify as a life insurance contract.

•
Assuming the policy qualifies as a life insurance contract under current federal income tax law, your policy earnings are generally not subject to income tax as long as they remain within your policy. Depending on your circumstances, however, the following events may have tax consequences for you:

		>	Reduction in the amount of your insurance coverage	>	Partial withdrawals
		>	Loans	>	Surrender
		>	Lapse	>	Reinstatement
•
In addition, if your policy is a modified endowment contract, a partial withdrawal, surrender or a loan against or secured by the policy will be taxable to you to the extent of any gain in the policy. A penalty tax may be imposed on a distribution from a modified endowment contract as well.

•
There is always the possibility that the tax treatment of the policy could be changed by legislation or otherwise. You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the policy.

	•	Consult with a tax and/or legal adviser before you purchase a policy.
Sales Compensation See Distribution of the Policy, page 82.	•	We pay compensation to broker/dealers whose registered representatives sell the policy.
	•	Broker/dealers may be able to choose to receive compensation under various payment options, but their choice will not affect the fees and charges you will pay for the policy.
•
We generally pay more compensation on premiums paid for base insurance coverage than we do on premiums paid for coverage under the Term Insurance Rider. Talk to your agent/registered representative about the appropriate usage of the Term Insurance Rider coverage for your particular situation.

Other Products	•	We and our affiliates offer other insurance products that may have different features, benefits, fees and charges. These other products may better match your needs.
	•	Contact your agent/registered representative if you would like information about these other products.

FlexDesign® VUL 7

Fees and Charges

The following tables describe the fees and charges you will pay when buying, owning and surrendering the policy.

Transaction Fees and Charges. The following table describes the fees and charges deducted at the time you make a premium payment or make certain other transactions. See Transaction Fees and Charges, page 26.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges
Premium Expense Charge	• When you make a premium payment.	• 5.00% of each premium payment.
Partial Withdrawal Fee	• When you take a partial withdrawal.	• $25.00.
Surrender Charge[1]	• When you surrender or lapse your policy during the first ten policy years (or ten years from an increase in your insurance coverage).	Range from • $5.30 to $50.50 per $1,000.00 of insurance coverage.

Representative insured person
•      $19.00 per $1,000.00 of insurance coverage.
•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.
•      The rates shown for the representative insured person are for the first policy year.

Transfer Charge[2]	• Each time you make a transfer between investment options.	• $25.00.
Excess Illustration Fee[2]	• Each time you request an illustration after the first each policy year.	• $50.00.
Excess Annual Policy Report Fee[2]	• Each time you request an annual policy report after the first each policy year.	• $50.00.

[1]
The surrender charge rates vary based on the insured person’s gender, age and risk class. Surrender charge rates remain level for the first five years then decrease uniformly each month to zero at the end of the tenth year. The rates shown for the representative insured person are for the first policy year, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

[2]	We do not currently assess this charge.

FlexDesign® VUL 8

Transaction Fees and Charges, continued.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges
Accelerated Death Benefit Rider Charge	• On the date the acceleration request is processed.	• $300.00 per acceleration request.
Overloan Lapse Protection Rider	• On the monthly processing date on or next following the date we receive your request to exercise the rider benefit.	• 3.50% of the policy value.[3]

Periodic Fees and Charges. The following table describes the maximum guaranteed charges that could be deducted each month on the monthly processing date, not including fund fees and expenses. See Periodic Fees and Charges, page 27; and Loan Interest, page 52.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges[4]
Cost of Insurance Charge[5]	• On each monthly processing date.	Range from • $0.06 to $83.33 per $1,000.00 of insurance coverage.

Representative insured person
•      $0.14 per $1,000.00 of insurance coverage.
•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.
•      The rates shown for the representative insured person are for the first policy year.

Administrative Charge	• On each monthly processing date.	• $12.00.

[3]	Your policy value is the sum of your holdings in the fixed and variable accounts.
[4]
This table shows the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

[5]
The cost of insurance charge rates vary based on the amount of your insurance coverage and the insured person’s age at issue and age on the effective date of an increase in insurance coverage, gender and risk class. Different rates will apply to each segment of your insurance coverage. The rates shown for the representative insured person are for the first policy year, and they generally increase each year thereafter. The rates shown have been rounded to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

FlexDesign® VUL 9

Periodic Fees and Charges, continued.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges[6]
Monthly Amount Charge[7]	• On each monthly processing date during the first ten policy years (or for ten years following an increase in your insurance coverage).	Range from • $0.01 to $3.33 per $1,000.00 of insurance coverage.

Representative insured person
•      $0.12 per $1,000.00 of insurance coverage.
•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.
•      The rates shown for the representative insured person are for the first policy year.

Mortality and Expense Risk Charge[8]	• On each monthly processing date.	• 0.05% monthly (0.60% annually) of variable account value (after the other monthly fees and charges are deducted).
Loan Interest Charge	• Payable in advance at the time you take a loan and each policy year thereafter.	• 4.76% annually of the amount held in the loan account for non-preferred loans. • 3.38% annually of the amount held in the loan account for preferred loans.

[6]
These tables show the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

[7]
The monthly amount charge rates vary based on the amount of your insurance coverage and the insured person’s age at issue and age on the effective date of an increase in insurance coverage, gender and risk class. Different rates will apply to each segment of your insurance coverage. The rates shown for the representative insured person are for the first policy year, and they generally increase each year thereafter. The rates shown have been rounded to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

[8]	The monthly mortality and expense risk charge rate is rounded the nearest one hundredth of one percent. See Mortality and Expense Risk Charge, page , for the monthly rate without rounding.

FlexDesign® VUL 10

Optional Rider Fees and Charges. The following table describes the maximum guaranteed charges that could be deducted each month on the monthly processing date if you elect any of the optional rider benefits. See Rider Fees and Charges, page 29.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges[9]
Accidental Death Benefit Rider[10]	• On each monthly processing date.	Range from • $0.07 to $0.17 per $1,000.00 of rider benefit.

Representative insured person
•      $0.07 per $1,000.00 of rider benefit.
•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.
•      The rates shown for the representative insured person are for the first rider year.

Additional Insured Rider[11]	• On each monthly processing date.	Range from • $0.06 to $83.33 per $1,000.00 of rider benefit.

Representative insured person
•      $0.18 per $1,000.00 of rider benefit.
•      The representative insured person is a female, age 40 in the preferred no tobacco risk class.
•      The rates shown for the representative insured person are for the first rider year.

Children’s Insurance Rider	• On each monthly processing date.	• $0.62 per $1,000.00 of rider benefit.
Term Insurance Rider[11]	• On each monthly processing date.	Range from • $0.06 to $83.33 per $1,000.00 of rider benefit.

Representative insured person
•      $0.14 per $1,000.00 of rider benefit.
•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.
•      The rates shown for the representative insured person are for the first rider year.

[9]
This table shows the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

[10]
The rates for this rider vary based on several factors that may include the insured person’s age at issue, gender and risk class. The rates shown are for the first rider year, and they generally increase thereafter. The rates shown have been rounded to the nearest penny, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

[11]
The rates for these riders vary based on several factors that may include the insured person’s age at issue, gender and risk class. The rates shown for the representative insured person are for the first rider year, and they generally increase thereafter. The rates shown may have been rounded to the nearest penny, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

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Optional Rider Fees and Charges, continued.

Charge	When Deducted	Amount Deducted
Maximum Guaranteed Charges[12]
Waiver of Monthly Deduction Rider[13]	• On each monthly processing date.	Range from • $0.03 to $0.48 per $1.00 of the periodic fees and charges due each month.

Representative insured person
•      $0.05 per $1.00 of the periodic fees and charges due each month.
•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.
•      The rates shown for the representative insured person are for the first rider year.

Waiver of Specified Premium[13]	• On each monthly processing date.	Range from • $0.03 to $0.16 per $1.00 of the specified amount of premium.

Representative insured person
•      $0.03 per $1.00 of the periodic fees and charges due each month.
•      The representative insured person is a male, age 35 in the preferred no tobacco risk class, with an amount of insurance coverage in effect of $100,000.00.
•      The rates shown for the representative insured person are for the first rider year.

[12]
This table shows the maximum guaranteed charges that may be assessed during any policy year. Current charges may be less than the maximum guaranteed charges shown, and you may get information about the charges that would apply to you by contacting your agent/registered representative for a personalized illustration.

[13]
The rates for this rider vary based on the insured person’s age at issue, gender and risk class (where applicable). The rates shown for the representative insured person are for the first rider year, and they generally increase thereafter. Rates may have been rounded to the nearest penny, and you may get information about the charge that would apply to you by contacting your agent/registered representative for a personalized illustration.

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Fund Fees and Expenses. The following table shows the minimum and maximum total annual fund expenses that you may pay during the time you own the policy. Fund expenses vary from fund to fund and may change from year to year. For more detail about a fund’s fees and expenses, review the fund’s prospectus. See also Fund Fees and Expenses, page 30.

	Minimum	Maximum
Total Annual Fund Expenses (deducted from fund assets)[14]	0. 26%	1. 33%

Total annual fund expenses are deducted from amounts that are allocated to the fund. They include management fees and other expenses and may include distribution (12b-1) fees. Other expenses may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Distribution (12b-1) fees are used to finance any activity that is primarily intended to result in the sale of fund shares.

If a fund is structured as a “fund of funds,” total annual fund expenses also include the fees associated with the funds in which it invests. Because of this a fund that is structured as a “fund of funds” may have higher fees and expenses than a fund that invests directly in debt and equity securities. For a list of the “fund of funds” available through the policy, see the chart of funds available through the variable account on page 17.

[14]
Some funds that are available through the policy have contractual arrangements to waive and/or reimburse certain fund fees and expenses. The minimum and maximum total annual fund expenses shown above do not reflect any of these waiver and/or reimbursement arrangements.

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How the Policy Works

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THE COMPANY, THE VARIABLE ACCOUNT AND THE FIXED ACCOUNT

ReliaStar Life Insurance Company

ReliaStar Life Insurance Company (“ReliaStar,” “we,” “us,” “our,” and the “company”) issues the variable universal life insurance policy described in this prospectus and is responsible for providing the policy’s insurance benefits. All guarantees and benefits provided under the policy that are not related to the variable account are subject to the claims paying ability of the company and our general account. We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the Internal Revenue Service (“IRS”) and the Office of the Comptroller of the Currency (“OCC”). For example, U.S federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. See TAX CONSIDERATIONS, page 63, for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

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The Investment Options

You may allocate your premium payments to any of the available investment options. These options include subaccounts of the variable account and the fixed account. The investment performance of a policy depends on the performance of the investment options you choose.

The Variable Account

We established the Select∗Life Variable Account (the “variable account”) on October 11, 1984, as one of our separate accounts under the laws of the State of Minnesota. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”).

We own all of the assets of the variable account and are obligated to pay all amounts due under a policy according to the terms of the policy. Income, gains and losses, whether or not realized, credited to, or charged against, the variable account reflect the investment experience of the variable account and not the investment experience of our other assets. Additionally, Minnesota law provides that we cannot charge the variable account with liabilities arising out of any other business we may conduct. This means that if we ever became insolvent, the variable account assets will be used first to pay variable account policy claims. Only if variable account assets remain after these claims have been satisfied can these assets be used to pay owners of other policies and creditors. All guarantees and benefits provided under the policy that are not related to the variable account are subject to the claims paying ability of the company and our general account.

The variable account is divided into subaccounts. Each subaccount invests in a corresponding mutual fund. When you allocate premium payments to a subaccount, you acquire accumulation units of that subaccount. You do not invest directly in or hold shares of the mutual funds when you allocate premium payments or policy value to the subaccounts of the variable account.

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Funds Available Through the Variable Account. The following chart lists the mutual funds that are currently available through the variable account.

Funds Currently Available Through the Variable Account*

•   American Funds Insurance Series® – Growth Fund (Class 2)
•   American Funds Insurance Series® – Growth-Income Fund (Class 2)
•   American Funds Insurance Series® – International Fund (Class 2)
•   BlackRock Global Allocation V.I. Fund (Class III)
•   Fidelity® VIP ContrafundSM Portfolio (Initial Class)
•   Fidelity® VIP Equity-Income PortfolioSM (Initial Class)
•   Neuberger Berman AMT Sustainable Equity Portfolio® (Class I)
•   Voya Balanced Portfolio (Class I)
•   Voya Global Bond Portfolio (Class S)
•   Voya Global High Dividend Low Volatility Portfolio (Class I) [1]
•   Voya Global Perspectives® Portfolio (Class I) [2]
•  Voya Government Liquid Assets Portfolio (Class I)
•   Voya Growth and Income Portfolio (Class I)
•   Voya High Yield Portfolio (Class I)
•   Voya Index Plus LargeCap Portfolio (Class I)
•   Voya Index Plus MidCap Portfolio (Class I)
•   Voya Index Plus SmallCap Portfolio (Class I)
•   Voya Intermediate Bond Portfolio (Class I)
•   Voya International High Dividend Low Volatility Portfolio (Class I)[1]
•   Voya International Index Portfolio (Class S)
•   Voya Large Cap Growth Portfolio (Class I)
•   Voya Large Cap Value Portfolio (Class I)
•   Voya Limited Maturity Bond Portfolio (Class S)
•   Voya MidCap Opportunities Portfolio (Class I)
•   Voya Retirement Growth Portfolio (Class I)[2]
•   Voya Retirement Moderate Growth Portfolio (Class I)[2]

•   Voya Retirement Moderate Portfolio (Class I) [2]
•   Voya RussellTM Large Cap Growth Index Portfolio (Class I)
•   Voya RussellTM Large Cap Index Portfolio (Class I)
•   Voya RussellTM Large Cap Value Index Portfolio (Class I)
•   Voya RussellTM Mid Cap Growth Index Portfolio (Class I)
•   Voya RussellTM Small Cap Index Portfolio (Class I)
•   Voya Small Company Portfolio (Class I)
•   Voya SmallCap Opportunities Portfolio (Class I)
•   Voya Solution Moderately Aggressive Portfolio (Class I) [2]
•   Voya U.S. Bond Index Portfolio (Class I)
•   Voya U.S. Stock Index Portfolio (Class I)
•   VY® Baron Growth Portfolio (Class I)
•   VY® Clarion Global Real Estate Portfolio (Class S)
•   VY® Columbia Small Cap Value II Portfolio (Class I)
•   VY® Invesco Comstock Portfolio (Class I)
•   VY® Invesco Equity and Income Portfolio (Class I)
•   VY® Invesco Growth and Income Portfolio (Class S)
•   VY® JPMorgan Emerging Markets Equity Portfolio (Class I)
•   VY® JPMorgan Small Cap Core Equity Portfolio (Class I)
•   VY® Invesco Global Portfolio (Class I)
•  VY® T. Rowe Price Capital Appreciation Portfolio (Class I)
•   VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)
•  VY® T. Rowe Price Equity Income Portfolio (Class I)
•  VY® T. Rowe Price International Stock Portfolio (Class I)

*	See Appendix B for further information about the funds available through the variable account.
[1]	This fund employs a managed volatility strategy. See the Funds With Managed Volatility Strategies section on page 34 for more information about managed volatility funds.
[2]	This fund is structured as a “fund of funds.” See the Fund Fees and Expenses table on page 13 and the Fund of Funds section on page 33 for more information about “fund of funds.”

FlexDesign® VUL 17

See Appendix B to this prospectus for more information about the mutual funds available through the variable account, including information about each fund’s investment adviser/subadviser and investment objective. More detailed information about each fund, including information about their investment risks and fees and expenses, can be found in the fund’s current prospectus and Statement of Additional Information. Please read them carefully before investing. You may obtain these documents by contacting Customer Service.

A mutual fund available through the variable account is not the same as a retail mutual fund with the same or similar name. Accordingly, the management, fees and expenses and performance of a fund is likely to differ from a similarly named retail mutual fund.

Selection of Underlying Funds. The underlying funds available through the policy described in this prospectus are determined by the Company. When determining which underlying funds to make available, we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the policies. (For additional information on these arrangements, see “Revenue from the Funds.”) We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new investment if we determine that a fund no longer satisfies one or more of the selection criteria and/or if the fund has not attracted significant allocations under the policy. We have included certain of the funds at least in part because they are managed or subadvised by our affiliates.

We do not recommend or endorse any particular fund, and we do not provide investment advice.

Voting Privileges. We invest each subaccount’s assets in shares of a corresponding mutual fund. We are the legal owner of the fund shares held in the variable account, and we have the right to vote on certain issues. Among other things, we may vote on issues described in the fund’s current prospectus or issues requiring a vote by shareholders under the 1940 Act.

Even though we own the shares, we give you the opportunity to tell us how to vote the number of shares attributable to your policy. We count fractional shares. If you have a voting interest, we send you proxy material and a form on which to give us your voting instructions. If we determine that we are permitted to vote the shares in our own right, we may do so.

Each fund share has the right to one vote. The votes of all fund shares are cast together on a collective basis, except on issues for which the interests of the funds differ. In these cases, voting is on a fund-by-fund basis.

FlexDesign® VUL 18

Examples of issues that require a fund-by-fund vote are changes in the fundamental investment policy of a particular fund or approval of an investment advisory agreement.

We vote the shares in accordance with your instructions at meetings of the fund’s shareholders. We vote any fund shares that are not attributable to policies and any fund shares for which the owner does not give us instructions in the same proportion as we vote the shares for which we did receive voting instructions. This means that instructions from a small number of shareholders can determine the outcome of a vote. There is no minimum number of shares for which we must receive instructions before we vote the shares.

We reserve the right to vote fund shares without getting instructions from policy owners if the federal securities laws, regulations or their interpretations change to allow this.

You may instruct us only on matters relating to the funds corresponding to those subaccounts in which you have invested assets as of the record date set by the fund’s Board for the shareholders meeting. We determine the number of fund shares in each subaccount of your policy by dividing your variable account value in that subaccount by the net asset value of one share of the matching fund.

Right to Change the Variable Account. We do not guarantee that each fund will always be available for investment through the policy. Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to our variable account with respect to some or all classes of policies:
•	Change the investment objective;
•	Offer additional subaccounts that will invest in new funds or fund classes we find appropriate for policies we issue;
•	Eliminate subaccounts;
•	Combine two or more subaccounts;
•
Close subaccounts. We will notify you in advance by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless you provide us with alternative allocation instructions, all future premiums directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to your most recent allocation instructions. If your most recent allocation instructions do not include any available subaccounts, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting Customer Service. See also the Transfers section of this prospectus, page 53, for information about making subaccount allocation changes;

•	Substitute a new mutual fund for a fund in which a subaccount currently invests. A substitution may become necessary if, in our judgment:
>	A fund no longer suits the purposes of your policy;
>	There is a change in laws or regulations;

FlexDesign® VUL 19

>	There is a change in the fund’s investment objectives or restrictions;
>	The fund is no longer available for investment; or
>	Another reason we deem a substitution is appropriate.
•	In the case of a substitution, the new mutual fund may have different fees and charges than the fund it replaced;
•	Transfer assets related to your policy class to another separate account;
•	Withdraw the variable account from registration under the 1940 Act;
•	Operate the variable account as a management investment company under the 1940 Act;
•	Cause one or more subaccounts to invest in a mutual fund other than, or in addition to, the funds currently available;
•	Stop selling the policy;
•	End any employer or plan trustee agreement with us under the agreement’s terms;
•	Limit or eliminate any voting privileges for the variable account;
•	Make any changes required by the1940 Act or its rules or regulations; or
•	Close a subaccount to new investments.

We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of policies to which the policy belongs.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC, and approved, if necessary, by the appropriate state insurance department(s). We will notify you of any changes. If you wish to transfer the amount you have in the affected subaccount to another subaccount or to the fixed account, you may do so free of charge. Just notify Customer Service.

The Fixed Account

You may allocate all or a part of your net premium and transfer all or part of your variable account value into the fixed account. We declare the interest rate that applies to all amounts in the fixed account. This interest rate is never less than 3.00%. Interest compounds daily at an effective annual rate that equals the declared rate. We credit interest to the fixed account on a daily basis. We pay interest regardless of the actual investment performance of our general account. We bear all of the investment risk for the fixed account.

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value.

FlexDesign® VUL 20

The fixed account guarantees principal and is part of our general account. The general account supports our non-variable insurance and annuity obligations. We have not registered interests in the fixed account under the Securities Act of 1933, as amended (“1933 Act”). Also, we have not registered the fixed account or the general account as an investment company under the 1940 Act (because of exemptive and exclusionary provisions). This means that the general account, the fixed account and interests in it are generally not subject to regulation under these Acts. All guarantees and benefits provided under the policy that are not related to the variable account are subject to the claims paying ability of the company and our general account.

The SEC staff has not reviewed the disclosures in this prospectus relating to the general account and the fixed account. These disclosures, however, may be subject to certain requirements of the federal securities law regarding accuracy and completeness of statements made.

DETAILED INFORMATION ABOUT THE POLICY

This prospectus describes our standard FlexDesign® variable universal life insurance policy. The policy provides death benefits, cash values and other features of traditional life insurance contracts. There may be variations in policy features, benefits and charges because of requirements of the state where we issue your policy. We describe all such differences in your policy.

If you would like to know about state variations, please ask your agent/registered representative. We can provide him/her with the list of variations that will apply to your policy.

We and our affiliates offer various other products with different features and terms than the policy offered through this prospectus and that may offer some or all of the same funds. These products have different benefits, fees and charges and may or may not better match your needs. Please note that some of the company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of policy values allocated to funds affiliated with Voya. You should be aware that there may be alternative products available, and, if you are interested in learning more about these other products, contact Customer Service or your agent/registered representative.

FlexDesign® VUL 21

Important Information Regarding Changes in State Insurance Laws and Federal Income Tax Rules

Effective January 1, 2009, to comply with state insurance and federal income tax laws, all new life insurance policies must be based on the 2001 Commissioners Standard Ordinary (“CSO”) mortality tables. The policy described in this prospectus is based on the 1980 CSO mortality tables (“1980 CSO policy”). While the policy described in this prospectus is already no longer offered for new sales, please be aware that there may be limitations on what changes or modifications can be made to an existing 1980 CSO policy.

If you are considering making any change or modification to your existing 1980 CSO policy, please contact us to see if such change or modification will be allowed. You should also consult with a tax and/or legal adviser to determine what effect the change or modification will have on your policy.

Purchasing a Policy

The policy is no longer offered for new sales. When you purchased the policy, however, you were required to submit an application to us. On that application you were required to select, among other things:
•	The amount of your insurance coverage (which generally must be at least $25,000.00);
•	Your initial death benefit option;
•	The death benefit qualification test to apply to your policy (we may limit the amount of coverage we will issue on the life of the insured person when the cash value accumulation test is chosen); and
•	Any riders or optional benefits.

On the application you provided us with certain health and other necessary information. Upon receipt of an application, we followed our underwriting procedures to determine whether the proposed insured person was insurable by us. Before we made this determination, we may have needed to request and review medical examinations of and other information about the proposed insured person. Through our underwriting process, we determined the risk class for the insured person if the application was accepted. Risk class is based on such factors as age, gender, health and occupation of the insured person. Risk class will impact the cost of insurance rates you will pay and may also affect premiums and other policy fees, charges and benefits.

We reserve the right to reject an application for any reason permitted by law. If an application is rejected, any premium received will be returned without interest.

FlexDesign® VUL 22

On the date coverage under the policy begins (the “policy date”), the person on whose life we issue the policy (the “insured person”) generally can be no more than age 85. “Age” under the policy means the insured person’s age as of the policy date. From time to time, we may accept an insured person who exceeds our normal maximum age limit. We will not unfairly discriminate in determining the maximum age at issue. All exceptions to our normal limits are dependent upon our ability to obtain acceptable reinsurance coverage for our risk with an older insured.

You may have requested that we back-date a policy up to six months to allow the insured person to give proof of a younger age for the purposes of your policy. Except for cash on delivery policies, we generally will not reissue a policy to change the policy date.

Important Information About the Term Insurance Rider. It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. Working with your agent/registered representative, consider the factors described in the Term Insurance Rider section of this prospectus, page 43, when deciding the appropriate usage of the Term Insurance Rider for your particular situation.

Premium Payments

Premium payments are flexible and you may choose the amount and frequency of premium payments, within limits, including:
•	We may refuse to accept any premium less than $25.00;
•	You cannot pay additional premiums after age 100;
•	We may refuse to accept any premium that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code;
•
We may refuse to accept any premium that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgement accepting your policy as a modified endowment contract; and

•	We may refuse to accept any premium that does not comply with our anti-money laundering program. See Anti-Money Laundering, page 75.

After we deduct the premium expense charge from your premium payments, we apply the remaining net premium to your policy as described below.

A premium payment is received by us when it is received at our offices. After you have paid your minimum initial premium, we suggest you send payments directly to us, rather than through your agent/registered representative, to assure the earliest crediting date.

FlexDesign® VUL 23

Insurance coverage does not begin until we receive your minimum initial premium. The minimum initial premium is generally equal to at least the minimum premiums for the first three months. The minimum premium is based on monthly rates that vary according to the insured person’s gender, risk class and age. Optional rider benefits have their own minimum premium rates. If you authorize premiums to be paid by electronic funds transfer, we will issue a policy upon receipt of the minimum premium for the first month and the required completed electronic funds transfer forms.

Your policy will indicate the minimum premium that applies to you. You are not required to pay the minimum premium, but payment of the minimum premium will keep your policy in force during either the Basic or the Supplemental Death Benefit Guarantee period. See Death Benefit Guarantees, page 39. Payment of the minimum premium may or may not be enough to keep your policy in force beyond either the Basic or Supplemental Death Benefit Guarantee period. Additionally, you may need to pay more than the minimum premium to keep the Extended Death Benefit Guarantee in force. See Extended Death Benefit Guarantee Rider, page 42.

Premium Payments Affect Your Coverage. During any applicable death benefit guarantee period, the death benefit guarantee lasts only if your cumulative premium payments to the next monthly processing date, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments applicable to the guarantee. If they are not and your surrender value is not enough to pay the periodic fees and charges, when due, then your policy will enter the 61-day grace period and you must make a sufficient premium payment to avoid lapse and loss of insurance coverage. See Lapse, page 61.

Allocation of Net Premium. Until your initial net premium is allocated as described below, we hold premiums in a general suspense account. Premiums held in this suspense account do not earn interest.

We apply the initial net premium to your policy after all of the following conditions have been met:
•	We receive the required initial minimum premium;
•	All issue requirements have been received by Customer Service; and
•	We approve your policy for issue.

We allocate your initial net premium in the subaccount that invests in the Voya Government Liquid Assets Portfolio on the valuation date next following your policy date. We later transfer the amount held in this subaccount to the fixed account and the available subaccounts that you have selected subaccounts, based on your most recent premium allocation instructions. This transfer will generally occur on the sixteenth day following your policy date.

FlexDesign® VUL 24

All net premiums we receive after this period are allocated to your policy on the valuation date of receipt. We will use your most recent premium allocation instructions specified in whole percentages totaling 100.00%. If your most recent premium allocation instructions includes a mutual fund that corresponds to a subaccount that is closed to new investment (we will notify you in advance by a supplement to this prospectus if we close a subaccount) or is otherwise unavailable, net premium received that would have been allocated to the subaccount corresponding to the closed or otherwise unavailable mutual fund may be automatically allocated among all the other available subaccounts according to your most recent allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting Customer Service. Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page 61, for more information about how to keep your policy from lapsing. See also Reinstatement, page 62, for more information about how to put your policy back in force if it has lapsed.

Free Look Period

You have the right to examine your policy and return it to us (for any reason) within the period shown in the policy. The period during which you have this right is called the free look period and starts on the date you receive your policy. If you request a free look refund or return your policy to us within the free look period, we cancel it as of your policy date.

If you cancel your policy during the free look period you will receive a refund as determined by state law. Generally, there are two types of free look refunds:
•	Some states require a return of all premium we have received; and
•	Other states require a return of the current policy value plus a refund of any fees and charges deducted.

The free look refund that applies in your state is set forth in your policy.

Fees and Charges

We deduct fees and charges under the policy to compensate us for:
•	Providing the insurance benefits of the policy (including any rider benefits);
•	Administering the policy;
•	Assuming certain risks in connection with the policy; and
•	Incurring expenses in distributing the policy.

The amount of a fee or charge may be more or less than the cost associated with the service or benefit. Accordingly, excess proceeds from one fee or charge may be used to make up a shortfall on another fee or charge, and we may earn a profit on one or more of these fees and charges. We may use any such profits for any proper corporate purpose, including, among other things, payments of sales expenses.

FlexDesign® VUL 25

Transaction Fees and Charges

We deduct the following transaction fees and charges from your policy value each time you make certain transactions.

Premium Expense Charge. We deduct a premium expense charge from each premium payment we receive. This charge is 5.00% of each premium payment.

This charge helps offset:
•	The expenses we incur in selling the policy;
•
The costs of various state and local taxes. We pay state and local taxes in almost all states. These taxes vary in amount from state to state and may vary from jurisdiction to jurisdiction within a state; and

•	The cost associated with the federal income tax treatment of our deferred acquisition costs. This cost is determined solely by the amount of life insurance premium we receive.

Partial Withdrawal Fee. We deduct a partial withdrawal fee each time you take a partial withdrawal from your policy. The amount of this fee is currently $10.00, but we reserve the right to deduct up to $25.00 for each partial withdrawal. We deduct the partial withdrawal fee proportionately from your remaining fixed and variable account values.

This fee helps offset the expenses we incur when processing a partial withdrawal.

Surrender Charge. We deduct a surrender charge during the first ten policy years or the first ten years after an increase in your insurance coverage when you:
•	Surrender your policy; or
•	Allow your policy to lapse.

The amount of the surrender charge depends on the surrender charge rates.

When you purchase a policy or increase your insurance coverage, we set surrender charge rates based on the gender, age and risk class of the insured person. The initial surrender charge decreases uniformly each month to zero at the end of the tenth policy year. For any requested increase in your insurance coverage, an additional surrender charge begins at zero, increases uniformly each month until it reaches the maximum after three years and then reduces uniformly each month until it becomes zero at the end of the tenth policy year. See Changes in the Amount of Your Insurance Coverage, page 34. Surrender charge rates will not exceed $50.50 per $1,000.00 of insurance coverage and the rates that apply to you are set forth in your policy. See the Transaction Fees and Charges table beginning on page 8 for the minimum and maximum surrender charge rates and the rates for a representative insured person.

In the early policy years the surrender charge usually exceeds the policy value because the surrender charge is usually more than the cumulative minimum premiums minus policy fees and charges. Therefore, you should purchase a policy only if you intend and have the financial capability to keep the policy in force for a substantial period of time.

FlexDesign® VUL 26

This charge helps offset the expenses we incur in selling the policy.

Transfer Charge. We currently do not assess a charge for transfers between any of the investment options. We reserve the right, however, to charge up to $25.00 for each transfer. Transfers associated with policy loans, the dollar cost averaging or automatic rebalancing programs, exercise of the Overloan Lapse Protection Rider benefit or the exercise of conversion rights will not count as transfers when calculating any applicable transfer charge.

This charge helps offset the expenses we incur when processing transfers.

Excess Illustration Fee. We currently do not assess this fee, but unless prohibited under state law, we reserve the right to assess a fee of up to $50.00 for each illustration of your policy values you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess illustrations.

Excess Annual Report Fee. We currently do not assess this fee, but we reserve the right to assess a fee of up to $50.00 for each annual report you request after the first each policy year.

This fee helps offset the costs we incur when processing requests for excess annual reports.

Periodic Fees and Charges

We deduct the following periodic fees and charges from your policy value on the monthly processing date. The monthly processing date is the same date each month as your policy date. If that date is not a valuation date, then the monthly processing date is the next valuation date.
In the policy form the “monthly processing date” is referred to as the “Monthly Anniversary.”

Cost of Insurance. The cost of insurance charge is equal to our current monthly cost of insurance rates multiplied by the net amount at risk for each segment of your insurance coverage. The net amount at risk as calculated on each monthly processing date equals the difference between:
•	Your current base death benefit, discounted to take into account one month’s interest earnings at an assumed 3.00% annual interest rate; and
•	Your policy value minus the periodic fees and charges due on that date, other than cost of insurance charges.

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Monthly cost of insurance rates are based on the insured person’s age at issue, gender, risk class and amount of insurance coverage on the policy date and each date you increase your insurance coverage (a “segment date”) and the policy year. They will not, however, be greater than the guaranteed cost of insurance rates shown in the policy, which are based on the 1980 Commissioner’s Standard Ordinary Sex Distinct Mortality Tables. We will apply unisex rates where appropriate under the law. This currently includes the state of Montana. The rates that apply to you are set forth in your policy. See the Periodic Fees and Charges table beginning on page 9 for the minimum and maximum cost of insurance rates and the rates for a representative insured person.

Separate cost of insurance rates apply to each segment of your insurance coverage and your riders. The maximum rates for the initial and each new segment of your insurance coverage will be printed in your policy schedule pages.

The cost of insurance charge varies from month to month because of changes in your net amount at risk, changes in your death benefit and the increasing age of the insured person. The net amount at risk is affected by the same factors that affect your policy value, namely:
•	The net premium applied to your policy;
•	The fees and charges we deduct;
•	Any partial withdrawals you take;
•	Interest earnings on the amounts allocated to the fixed account;
•	Interest earned on amounts held in the loan account; and
•	The investment performance of the funds underlying the subaccounts of the variable account.

We calculate the net amount at risk separately for each segment of your insurance coverage.

The cost of insurance charge compensates us for the ongoing costs of providing insurance coverage, including the expected cost of paying death proceeds that may be more than your policy value.

Administrative Charge. The monthly administrative charge is currently $8.25 and is guaranteed not to exceed $12.00. The administrative charge compensates us for the costs associated with administering the policies.

Monthly Amount Charge. During the first ten policy years (and for ten years following a requested increase in insurance coverage) we will deduct a monthly charge per $1,000.00 of insurance coverage. For a policy issued in New Jersey, the elimination of these charges after the first ten policy years (or the first ten years following a requested increase in insurance coverage) is not guaranteed, and these charges may be assessed for the duration of the policy. The monthly amount charge is based on the insured person’s age at issue, gender, risk class and amount of insurance coverage on the policy date and on each segment date, as appropriate. Any decrease in insurance coverage or any change in insurance coverage resulting from a change in the death benefit option will not affect the monthly amount charge. The rates that apply to you are set forth in your policy. See the Periodic Fees and Charges table beginning on page 9 for the minimum and maximum monthly amount charge rates and the rates for a representative insured person.

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The monthly amount charge helps compensate us for expenses relating to the distribution of the policy, including agents’ commissions, advertising and the printing of the prospectus and sales literature for new sales of the policy. A portion of this charge may also contribute to company profits.

Mortality and Expense Risk Charge. The monthly mortality and expense risk charge is 0.02917% (0.35% annually) of your variable account value after all other monthly fees and charges are deducted. We guarantee that the monthly mortality and expense risk charge will not exceed 0.05% (0.60% annually) of your variable account value after all other monthly fees and charges are deducted.

This charge helps compensate us for the mortality and expense risks we assume when we issue a policy. The mortality risk is that insured people, as a group, may live less time than we estimated. The expense risk is that the costs of issuing and administering the policies and operating the subaccounts of the variable account are greater than we estimated.

Rider Fees and Charges

There may be separate fees and charges if you add any optional rider benefits or exercise certain automatic rider benefits. For more information about rider benefits and the applicable fees and charges, see the Optional Rider Fees and Charges table beginning on page 11 and the Optional Rider Benefits section on page 41. See also the Transaction Fees and Charges table beginning on page 8 and the Automatic Rider Benefits section on page 45.

Waiver and Reduction of Fees and Charges

We may waive or reduce any of the fees and charges under the policy, as well as the minimum amount of insurance coverage set forth in this prospectus. Any waiver or reduction will be based on expected economies that result in lower sales, administrative or mortality expenses. For example, we may expect lower expenses in connection with sales to:
•	Certain groups or sponsored arrangements (including our employees, certain family members of our employees, our affiliates and our appointed sales agents); or
•	Our policyholders or the policyholders of our affiliated companies.

Any variation in fees and charges will be based on differences in costs or services and our rules in effect at the time. We may change our rules from time to time, but we will not unfairly discriminate in any waiver or reduction.

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Fund Fees and Expenses

As shown in the fund prospectuses and described in the Fund Fees and Expenses table on page 13 of this prospectus, each underlying mutual fund deducts management/investment advisory fees from the amounts allocated to the funds. In addition, each underlying mutual fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and policy owner services provided on behalf of the fund. Furthermore, certain underlying mutual funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the underlying mutual funds offered through this policy may be available for investment outside of this policy. You should evaluate the expenses associated with the underlying mutual funds available through this policy before making a decision to invest.

Revenue from the Funds

The company or its affiliates may receive compensation from each of the underlying mutual funds or from the funds’ affiliates. This revenue may include:
•	A share of the management fee;
•	Service fees;
•	For certain share classes, 12b-1 fees; and
•	Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the company, and its affiliates, for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:
•	Communicating with customers about their fund holdings;
•	Maintaining customer financial records;
•	Processing changes in customer accounts and trade orders (e.g., purchase and redemption requests);
•	Recordkeeping for customers, including subaccounting services;
•	Answering customer inquiries about account status and purchase and redemption procedures;
•	Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;
•	Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and
•	Receiving, tabulating and transmitting proxies executed by customers.

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The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the company may receive from each of the underlying mutual funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the policy. This revenue is one of several factors we consider when determining the policy fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning mutual funds managed by Directed Services LLC, Voya Investments, LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company. The company expects to earn a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the company from affiliated mutual funds may be based either on an annual percentage of average net assets held in the fund by the company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company. The sharing of the management fee between the company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the company with a financial incentive to offer affiliated funds through the policy rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the company or the affiliated investment adviser by the subadvisers. However, subadvisers my provide reimbursement for employees of the company or its affiliates to attend business meetings or training conferences.

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Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated mutual funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated fund families currently offered through the policy that made payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2020 in connection with the registered variable life insurance policies issued by the company, that ranking would be as follows:
•	Fidelity® Variable Insurance Product Portfolios;
•	American Funds Insurance Series®;
•	BlackRock V.I. Funds; and
•	Neuberger Berman Advisers Management Trust Funds.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2020 , the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company representatives and wholesalers rather than monetary benefits. These benefits and opportunities may include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel and opportunities to host due diligence meetings for representatives and wholesalers.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See Distribution of the Policy, page 82.

Fund of Funds

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the list of funds available through the variable account on page 17.

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Funds With Managed Volatility Strategies

As described in more detail in the fund prospectuses, certain funds employ a managed volatility strategy that is intended to reduce the fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guarantees under the policy. During rising markets, the hedging strategies employed to manage volatility could result in your variable account value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on investment performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your variable account value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected. Funds that employ a managed volatility strategy are identified in the list of funds available through the variable account on page 17.

Death Benefits

You decide the amount of life insurance protection you need, now and in the future. Generally, we require a minimum of $25,000.00 of coverage to issue your policy. We may lower this minimum for certain group, sponsored or corporate purchasers. The amount of insurance coverage in effect on your policy date is your initial coverage segment.
In the policy form the amount of insurance coverage you select is referred to as the “Face Amount.”

It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. See Important Information About the Term Insurance Rider, page 44.

Changes in the Amount of Your Insurance Coverage

Subject to certain limitations, you may change the amount of your insurance coverage. The change will be effective on the next monthly processing date after we receive your written request or the next monthly processing date after underwriting approval (if required), whichever is later.

There may be underwriting or other requirements that must be met before we will approve a change. After we approve your request to change the amount of insurance coverage under the policy, we will send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to Customer Service so that we can make this change for you.

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Increases in the amount of your insurance coverage must be at least $5,000.00 and may be permitted until age 85.

A requested increase in insurance coverage will cause a new coverage segment to be created. A coverage segment or segment is a block of insurance coverage. Once we create a new segment, it is permanent unless the law requires differently.

Each new segment will have:
•	A new surrender charge;
•	New cost of insurance charges, guaranteed and current;
•	A new monthly amount charge;
•	A new incontestability period;
•	A new suicide exclusion period; and
•	A new minimum premium.

In determining the net amount at risk for each coverage segment, we allocate the policy value first to the initial segment and any excess to additional segments starting with the first.

You may not decrease the amount of your insurance coverage below $25,000.00. You cannot request a decrease in the amount of your insurance coverage more frequently than once every six months. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:
1.	From the most recent segment;
2.	From the next more recent segments successively; and
3.	From the initial segment.

Decreases in insurance coverage may result in:
•	A shortened death benefit guarantee period if the Term Insurance Rider is attached;
•	Reduced minimum premium amounts; and
•	Reduced cost of insurance charges.

Decreases in insurance coverage will not result in reduced surrender or monthly amount charges.

We reserve the right to not approve a requested change in your insurance coverage that would disqualify your policy as life insurance under Section 7702 of the Internal Revenue Code. In addition, we may refuse to approve a requested change in your insurance coverage that would cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code without your prior written acknowledgment accepting your policy as a modified endowment contract. Decreasing the amount of insurance coverage under your policy could cause your policy to be considered a modified endowment contract. If this happens, prior and subsequent distributions from the policy (including loans) may be subject to adverse tax treatment. You should consult a tax and/or legal adviser before changing your amount of insurance coverage. See Modified Endowment Contracts, page 66.

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Death Benefit Qualification Tests

The death benefit proceeds are generally not subject to federal income tax if your policy continues to meet the federal income tax definition of life insurance. Your policy will meet this definition of life insurance provided that it meets the requirements of either the guideline premium test or the cash value accumulation test.

When you apply for a policy you must choose either the guideline premium test or the cash value accumulation test to make sure your policy complies with the Internal Revenue Code’s definition of “life insurance.” You cannot change this choice once the policy is issued.

Guideline Premium Test. The guideline premium test requires that premium payments do not exceed certain statutory limits and your death benefit is at least equal to your policy value multiplied by a factor defined by law. The guideline premium test provides for a maximum amount of premium in relation to the death benefit and a minimum amount of death benefit in relation to policy value. The factors for the guideline premium test can be found in Appendix A to this prospectus.

Certain changes to a policy that uses the guideline premium test may allow the payment of premium in excess of the statutory limits in order to keep the policy from lapsing. In this circumstance, any such excess premium will be allocated to the fixed account in order for the policy to continue to meet the federal income tax definition of life insurance.

Cash Value Accumulation Test. The cash value accumulation test requires a policy’s cash surrender value not to exceed the net single premium necessary to fund the policy’s future benefits. Under the cash value accumulation test, there is generally no limit to the amount that may be paid in premiums as long as there is enough death benefit in relation to policy value at all times. The death benefit at all times must be at least equal to an actuarially determined factor, depending on the insured person’s age, gender and risk class at any point in time, multiplied by the policy value. A description of how the cash value accumulation test factors are determined can be found in Appendix A to this prospectus.

Which Death Benefit Qualification Test to Choose. The guideline premium test limits the amount of premium that may be paid into a policy. If you do not desire to pay premiums in excess of the guideline premium test limitations, you should consider the guideline premium test.

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The cash value accumulation test does not limit the amount of premium that may be paid into a policy. If you desire to pay premiums in excess of the guideline premium test limitations you should elect the cash value accumulation test. However, any premium that would increase the net amount at risk is subject to evidence of insurability satisfactory to us. Required increases in the minimum death benefit due to growth in policy value will generally be greater under the cash value accumulation test than under the guideline premium test. Required increases in the minimum death benefit will increase the cost of insurance under the policy, thereby reducing the policy value. We may limit the amount of coverage we will issue on the life of the insured person when the cash value accumulation test has been chosen.

Death Benefit Options

There are three death benefit options available under the base policy. You choose the option you want when you apply for the policy, but you may change that choice after the first policy year.

Option 1. Under death benefit Option 1, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will remain level unless your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit. In this case, your death benefit will vary as the policy value varies.

Option 2. Under death benefit Option 2, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected plus your policy value or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as the policy value varies.

Option 3. Under death benefit Option 3, before age 100 the base death benefit is the greater of the amount of insurance coverage you have selected plus premiums paid minus withdrawals taken or your policy value multiplied by the appropriate factor from the definition of life insurance factors described in Appendix A. Under this option your base death benefit will vary as you pay premiums and take withdrawals or if your policy value multiplied by the appropriate factor described in Appendix A exceeds the death benefit.

In the policy form, death benefit “Option 1” is referred to as the “Level Amount Option” or “Option A”; death benefit “Option 2” is referred to as the “Variable Amount Option” or “Option B”; and death benefit “Option 3” is referred to as the “Face Amount Plus Premium Amount Option” or “Option C.”

After age 100, the base death benefit under all options will generally be your policy value.

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Which Death Benefit Option to Choose. If you are satisfied with the amount of your existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value and lower cost of insurance charges, you should choose Option 1. If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option 2. If you require a specific death benefit that would include a return of the premium paid, such as under an employer sponsored benefit plan, Option 3 may best meet your needs.

Changing Death Benefit Options. After the first policy year, you may change from death benefit Option 1 to Option 2, from death benefit Option 2 to Option 1 and, currently, from death benefit Option 3 to Option 1. Changes to death benefit Option 3 are not allowed after your policy is issued. Evidence of insurability is currently not required for death benefit option changes, but we reserve the right to require such evidence in the future.

Changing your death benefit option may reduce or increase your insurance coverage but will not change the amount of your base death benefit. We may not approve a death benefit option change if it reduces the amount of insurance coverage below the minimum we require to issue your policy. On the effective date of your option change, your insurance coverage will change as follows:

Change From:	Change To:	Insurance Coverage Following the Change:
Option 1	Option 2	• Your insurance coverage before the change minus your policy value as of the effective date of the change.
Option 2	Option 1	• Your insurance coverage before the change plus your policy value as of the effective date of the change.
Option 3	Option 1	• Your insurance coverage before the change plus the sum of all premium payments we have received minus all partial withdrawals you have taken as of the effective date of the change.

Your death benefit option change is effective on your next monthly processing date after we approve it.

After we approve your request, we send a new policy schedule page to you. You should attach it to your policy. We may ask you to return your policy to Customer Service so that we can make this change for you.

If a death benefit option change causes the amount of insurance coverage to change, no new coverage segment(s) is (are) created. Instead, the size of each existing segment(s) is (are) changed. If you change death benefit options, there is no change to the amount of term insurance coverage if you have added the Term Insurance Rider to your policy. See Term Insurance Rider, page 43.

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If your death benefit option is changed to Option 1 because you exercised the Overloan Lapse Protection Rider, notwithstanding any other information in this section your insurance coverage following the change will equal your policy value immediately before the change minus the Overloan Lapse Protection Rider charge with the difference multiplied by the appropriate guideline premium test factor described in Appendix A.

Changing your death benefit option may have tax consequences. You should consult a tax and/or legal adviser before making changes.

Death Benefit Proceeds

After the insured person’s death, if your policy is in force we pay the death benefit proceeds to the beneficiaries. The beneficiaries are the people you name to receive the death benefit proceeds from your policy. The death benefit proceeds are equal to:
•	Your base death benefit; plus
•	The amount of any rider benefits; minus
•	Any outstanding policy loan and accrued loan interest; minus
•	Any outstanding fees and charges incurred before the insured person’s death; minus
•	Any outstanding accelerated death benefit lien including accrued lien interest.

The death benefit is calculated as of the insured person’s death and will vary depending on the death benefit option you have chosen.

Death Benefit Guarantees

The policy has three death benefit guarantees which provide that the policy will not lapse even if the surrender value is not enough to pay the periodic fees and charges each month.

In general, the two most significant benefits of the death benefit guarantees are:
•
During the early policy years, the surrender value may not be enough to cover the periodic fees and charges due each month, so that the Basic or Supplemental Death Benefit Guarantee may be necessary to avoid lapse of the policy. This occurs when the surrender charge exceeds the policy value in these years. Likewise, if you request an increase in the amount of your insurance coverage, an additional surrender charge will apply for the ten years following the increase, which could create a similar possibility of lapse as exists during the early policy years; and

•
To the extent the surrender value declines due to poor investment performance of the funds underlying the subaccounts of the variable account or due to an additional surrender charge after a requested increase in the amount of your insurance coverage, the surrender value may not be sufficient even in later policy years to cover the periodic fees and charges due each month. Accordingly, the Extended Death Benefit Guarantee may be necessary in later policy years to avoid lapse of the policy.

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Basic Death Benefit Guarantee. The Basic Death Benefit Guarantee is standard on every policy. It provides a guarantee that your policy will not lapse during the guarantee period, provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of minimum premium payments to the next monthly processing date. Your policy will specify the guarantee period. For a standard rated policy without any Term Insurance Riders, the death benefit guarantee period will expire when the insured reaches age 65 for issue ages 0 through 60, or at the end of five policy years for issue ages 61 through 80 or at the end of three policy years for issue ages 81 through 85. The guarantee period is shorter for substandard rated policies or if you have added the Term Insurance Rider to your policy. There is no charge for this guarantee.

You should consider the following in relation to the Basic Death Benefit Guarantee:
•	The amount of the minimum premium for your policy is set forth in your policy (see Premium Payments, page 23);
•	The minimum premium for your policy is based on monthly rates that vary according to the insured person’s gender, risk class and age;
•	Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the Basic Death Benefit Guarantee by doing so;
•
A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

•	Even if the Basic Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 61).

We will notify you if on any monthly processing date you have not paid enough premium to maintain the Basic Death Benefit Guarantee. This notice will show the amount of premium required to maintain this guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the Basic Death Benefit Guarantee will terminate.

You may reinstate the Basic Death Benefit Guarantee during the first five policy years, provided that you pay additional premium equal to the sum of the minimum premium due since the policy date, including the minimum premium for the current monthly processing date.

The amount necessary to reinstate the Basic Death Benefit Guarantee may exceed the amount needed to create sufficient surrender value to pay any periodic fees and charges due each month.

Supplemental Death Benefit Guarantee. The Supplemental Death Benefit Guarantee is standard on every policy. There is no charge for this guarantee. See Supplemental Death Benefit Guarantee Rider, page 48.

Extended Death Benefit Guarantee Rider. The Extended Death Benefit Guarantee Rider is an optional rider benefit that may be added by rider only when you apply for the policy. There is no charge for this rider. See Extended Death Benefit Guarantee Rider, page 42.

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Additional Insurance Benefits

Your policy may include additional insurance benefits, attached by rider. There are two types of riders:
•	Those that provide optional benefits that you must select before they are effective; and
•	Those that automatically come with the policy.

The following information does not include all of the terms and conditions of each rider, and you should refer to the rider to fully understand its benefits and limitations. We may offer riders not listed here. Not all riders may be available under your policy. Contact your agent/registered representative for a list of riders and their availability.

Optional Rider Benefits

The following riders may have an additional cost, but you may cancel optional riders at any time. Adding or canceling riders may have tax consequences. See Modified Endowment Contracts, page 66.

Accidental Death Benefit Rider. The Accidental Death Benefit Rider provides an additional insurance benefit if the insured person dies from an accidental injury before age 70. You may apply for this rider when you apply for the base policy or any time after the policy is issued. The minimum amount of coverage under this rider is $5,000.00. The maximum amount of coverage is $300,000.00, but may be less depending on the age of the insured person.

You should consider the following when deciding whether to add the Accidental Death Benefit Rider to your policy:
•	Subject to certain limits, you can increase the amount of coverage under this rider after the second policy year;
•	You can decrease the amount of coverage under this rider after the second policy year;
•	The minimum premium for this rider is based on monthly rates that vary according to the insured person’s risk class and age;
•	The current cost of insurance rates for this rider are different than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 11);
•	The policy’s periodic fees and charges do not apply to coverage under this rider; and
•	This rider does not have a surrender charge.

Additional Insured Rider. The Additional Insured Rider provides level term insurance coverage to age 100 of the insured person on a family member of the insured person. You may only add this rider when you apply for the base policy. The minimum amount of coverage under this rider is $100,000.00.

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You should consider the following when deciding whether to add the Additional Insured Rider to your policy:
•	You cannot increase the amount of coverage under this rider after issue;
•	You can decrease the amount of coverage under this rider after the second policy year;
•	The minimum premium for this rider is based on monthly rates that vary according to the insured person’s gender, risk class and age;
•	The current cost of insurance rates for this rider are different than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 11);
•	The policy’s periodic fees and charges do not apply to coverage under this rider; and
•	This rider does not have a surrender charge.

Additionally, before age 75 of the additional insured you can convert the coverage under this rider to any other whole life policy we offer at the time. No evidence of insurability will be required for the new whole life policy, and the premiums and cost of insurance charges for this new policy will be based on the insured person’s age at the time of conversion.

Children’s Insurance Rider. The Children’s Insurance Rider provides up to $10,000.00 of term life insurance coverage on the life of each of the insured person’s children. You may add this rider when you apply for the base policy or any time after your policy is issued. The maximum amount of coverage under this rider is $10,000.00. The minimum amount of coverage under this rider is $1,000.00.

You should consider the following when deciding whether to add the Children’s Insurance Rider to your policy:
•	Term coverage under this rider is available to age 25 of each child (or for 25 years from the issue date of this rider, if earlier);
•	The current cost of insurance rates for this rider are different than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 11);
•	Subject to certain limits you may increase insurance coverage under this rider; and
•	Decreases in the amount of insurance coverage under this rider are allowed, but at least six months must elapse between decreases.

Extended Death Benefit Guarantee Rider. The Extended Death Benefit Guarantee Rider provides a guarantee that your policy will not lapse before age 100 provided your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to the sum of Extended Death Benefit Guarantee premium payments to the next monthly processing date. There is no charge for this rider.

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You should consider the following when deciding whether to add the Extended Death Benefit Guarantee Rider to your policy:
•	You may add this rider only when you apply for the base policy;
•	The Extended Death Benefit Guarantee period begins at the end of the Basic Death Benefit Guarantee period;
•	The minimum premium for this rider is set forth in your policy;
•	The minimum premium for this rider is based on monthly rates that vary according to the insured person’s gender, risk class and age;
•	This rider may not be available for certain risk classes;
•
A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

•	Even if the Extended Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 61).

We will notify you if on any monthly processing date you have not paid enough premium to keep this rider in force. This notice will show the amount of premium required to maintain this rider benefit. If we do not receive the required premium payment within 61 days from the date of our notice, the rider will terminate. If this rider terminates, it cannot be reinstated.

Term Insurance Rider. The Term Insurance Rider provides an additional level term insurance benefit if the insured person dies before age 100. You may apply for this rider only when you apply for the base policy and the minimum amount of coverage under this rider is $100,000.00. The maximum amount is no more than three times the amount of insurance coverage selected under the base policy.

You should consider the following when deciding whether to add the Term Insurance Rider to your policy:
•	You cannot increase the amount of coverage under this rider after issue;
•	You can decrease the amount of coverage under this rider after the first policy year;
•	The minimum premium for this rider is based on monthly rates that vary according to the insured person’s gender, risk class and age;
•	The current cost of insurance rates for this rider are generally less than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 11);
•	The policy’s periodic fees and charges do not apply to coverage under this rider;
•	This rider does not have a surrender charge; and
•	Adding this rider will shorten the death benefit guarantee periods of the base policy.

Additionally, you can transfer your coverage under this rider to your base policy without evidence of insurability any time after the tenth policy year if your base death benefit is equal to your policy value multiplied by the appropriate factor described in Appendix A. Cost of Insurance rates for this new coverage segment will be the same as the cost of insurance rates for the initial coverage segment. No surrender charge or monthly amount charge will apply to this new coverage segment of the base policy.

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Important Information about the Term Insurance Rider

It may be to your economic advantage to include part of your insurance coverage under the Term Insurance Rider. Working with your agent/registered representative, consider the following when deciding whether to include coverage under the Term Insurance Rider and in what proportion to the total amount of coverage under your policy.

Cost of Insurance and Other Fees and Charges. The cost of insurance rates and other fees and charges affect the value of your policy. The lower the cost of insurance and other fees and charges, the greater the policy’s cash value. Accordingly, please be aware that:
•	The current cost of insurance rates for coverage under the Term Insurance Rider are generally less than the current cost of insurance rates for coverage under the base policy;
•
The guaranteed maximum cost of insurance rates for coverage under the Term Insurance Rider are generally the same as the guaranteed maximum cost of insurance rates for coverage under the base policy; and

•	Some policy fees and charges that apply to coverage under the base policy may not apply to coverage under the Term Insurance Rider.

Features and Benefits. Certain features and benefits are limited or unavailable if you have Term Insurance Rider coverage, including:
•	Death Benefit Guarantees; and
•	Cost of Living Rider Benefits.

Compensation. We generally pay more compensation to your agent/registered representative on premiums paid for coverage under the base policy than we do on premiums paid for coverage under the Term Insurance Rider. See Distribution of the Policy, page 82.

With these factors in mind, you should discuss with your agent/registered representative how the use of the Term Insurance Rider will affect the costs, benefits, features and performance of your policy. You should also review illustrations based on different combinations of base policy and Term Insurance Rider coverage so that you can decide what combination best meets your needs. The foregoing discussion does not contain all of the terms and conditions or limitations of coverage under the base policy or the Term Insurance Rider, and you should read them carefully to fully understand their benefits and limitations.

Waiver of Monthly Deduction Rider. Subject to certain limits, the Waiver of Monthly Deduction Rider provides that the policy’s periodic fees and charges are waived while the insured person is totally disabled according to the terms of the rider. You may add this rider when you apply for the base policy or any time after your policy is issued, but it may not be added after the insured person reaches age 55.

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You should consider the following when deciding whether to add the Waiver of Monthly Deduction Rider to your policy:
•	The current cost of insurance rates for this rider are different than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 11); and
•
If death benefit Option 1 is in effect at the end of the first six months of total disability, your death benefit option will automatically be changed to Option 2. There will be no automatic change if Option 3 is in effect at the end of the first six months of total disability.

Your policy may contain either the Waiver of Monthly Deduction Rider or the Waiver of Specified Premium Rider, but not both. Also, you may not change from one of these riders to the other after your policy is issued.

Waiver of Specified Premium Rider. Subject to certain limits, the Waiver of Specified Premium Rider provides that a specified amount of premium will be credited to the policy each month while the insured person is totally disabled according to the terms of the rider. You may add this rider when you apply for the base policy or any time after your policy is issued, but it may not be added after the insured person reaches age 55.

You should consider the following when deciding whether to add the Waiver of Specified Premium Rider to your policy:
•	The current cost of insurance rates for this rider are different than those for the base policy (see the Optional Rider Fees and Charges table beginning on page 11);
•
If there is an increase in the specified premium or an increase in the amount of insurance coverage that results in an increase in specified premium, the new specified premium will be subject to underwriting approval; and

•	You may not increase your insurance coverage while benefits are being paid under the terms of this rider.

This rider cannot be added to a policy that uses the cash value accumulation test.

Your policy may contain either the Waiver of Monthly Specified Premium Rider or the Waiver of Monthly Deduction Rider, but not both. Also, you may not change from one of these riders to the other after your policy is issued.

Automatic Rider Benefits

The following rider benefits may come with your policy automatically, depending on your age and/or risk class. There may be an additional charge if you choose to exercise any of these rider benefits, and exercising the benefits may have tax consequences. See Rider Fees and Charges, page 29, and Accelerated Death Benefit Rider, page 46.

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Accelerated Death Benefit Rider. Under certain circumstances, the Accelerated Death Benefit Rider allows you to accelerate payment of the eligible death benefit that we otherwise would pay upon the insured person’s death. Generally, we will provide an accelerated benefit under this rider if the insured person has a terminal illness that will result in his or her death within 12 months, as certified by a physician. The accelerated benefit may not be more than 50.00% of the amount that would be payable at the death of the insured person, and the accelerated benefit will first be used to pay off any outstanding policy loans and interest due. The remainder of the accelerated benefit will be paid to you in a lump sum.

Consider the following when deciding whether to accelerate the death benefit under this rider:
•	We assess an administrative charge of up to $300.00 when we pay the accelerated benefit (see the Transaction Fees and Charges table beginning on page 8);
•	When we pay the accelerated benefit, we establish a lien against your policy equal to the amount of the accelerated benefit, plus the amount of the administrative charge, plus interest on the lien;
•	Any subsequent death benefit proceeds payable under the policy will first be used to repay the lien;
•	Withdrawals, loans and any other access to the policy value will be reduced by the amount of the lien;
•	Accelerating the death benefit will not affect the amount of premium payable on the policy and any premiums required to keep the policy in force that are not paid by you will be added to the lien; and
•	There may be tax consequences to requesting payment under this rider, and you should consult with a tax and/or legal adviser for further information.

Certain limitations and restrictions are described in the rider. Additionally, the benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

Cost of Living Rider. The Cost of Living Rider provides optional increases in the amount of base insurance coverage on the life of the insured person every two years without evidence of insurability. Increases are based on increases in the cost of living as measured by the Consumer Price Index.

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You should consider the following when deciding whether to accept a cost of living adjustment to your policy:
•
On each date the amount of insurance increases under this rider, the periodic fees and charges under the policy will increase to account for the increased costs of insurance and the increased Waiver of Monthly Deduction Rider benefit, if applicable;

•	The minimum premium for the death benefit guarantees will increase, unless otherwise directed, on each date the amount of insurance increases under this rider; and
•
If the insured person is under age 21 and you choose not to accept a cost of living adjustment, we will not offer any further increases until the policy anniversary on or next following the insured person’s 21st birthday. However if you choose not to accept a cost of living adjustment and the insured person is over the age of 21, this rider will automatically terminate as to future increases.

Overloan Lapse Protection Rider. The Overloan Lapse Protection Rider is a benefit you may exercise to guarantee that your policy will not lapse even if your surrender value or unloaned policy value, as applicable, is not enough to pay the periodic fees and charges when due. This rider may help you keep your policy in force and avoid tax consequences resulting from your policy lapsing with a loan outstanding. See Distributions Other than Death Benefits, page 65.

You may exercise this rider benefit by written request if all of the following conditions are met:
•	At least 15 policy years have elapsed since your policy date;
•	The insured person is at least age 75;
•	Your loan account value is equal to or greater than the amount of insurance coverage selected under the base policy plus the amount of Term Insurance Rider coverage, if any;
•	Your loan account value less any unearned loan interest does not exceed your policy value less the transaction charge for this rider (see Loan Account Value, page 51; see also Loan Interest, page 52);
•	Exercise of this rider does not cause your policy to become a modified endowment contract under Section 7702A of the Internal Revenue Code (see Modified Endowment Contracts, page 66); and
•	Exercise of this rider does not cause your policy to violate the statutory premium limits allowed under the guideline premium test (see Death Benefit Qualification Tests, page 36).

We will notify you if you meet all of these conditions and explain the consequences of choosing to exercise this rider.

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You should consider the following consequences when deciding whether to exercise the Overloan Lapse Protection Rider:
•	On the monthly processing date on or next following the date we receive your request to exercise this rider:
>	We will assess a onetime transaction charge. This charge equals 3.50% of your policy value (see the Transaction Fees and Charges Table beginning on page 8);
>	If another death benefit option is in effect, the death benefit option will automatically be changed to death benefit Option 1 (see Death Benefit Options, page 37);
>	The amount of insurance coverage after exercise of this rider will equal your policy value (less the transaction charge) multiplied by the guideline premium test factor described in Appendix A;
>	Amounts allocated to the subaccounts of the variable account will be transferred to the fixed account; and
>	All optional benefit riders will be terminated.
•	Insurance coverage under your policy will continue in force, subject to the following limitations and restrictions:
>	We will continue to deduct monthly periodic fees and charges (other than the Mortality and Expense Risk charge which will no longer apply);
>	You may not make any further premium payments;
>	Any unpaid loan interest will be added to your loan account balance;
>	You may not make any future transfers from the fixed account to the subaccounts of the variable account;
>	You may not add any additional benefits by rider in the future; and
>	You may not increase or decrease the amount of insurance coverage, change the death benefit option or make any partial withdrawals.

This benefit may vary by state. You should consult your agent/registered representative as to whether and to what extent the rider is available in your particular state and on any particular policy.

Supplemental Death Benefit Guarantee Rider. The Supplemental Death Benefit Guarantee Rider provides a guarantee that your policy will not lapse during the Supplemental Death Benefit Guarantee period if on each monthly processing date since the policy date your cumulative premium payments, minus any partial withdrawals or loans, are at least equal to 70.00% of the sum of minimum monthly premium payments to the next monthly processing date. The supplemental guarantee period begins on the policy date and is equal to the death benefit guarantee period shown in your policy, multiplied by 70.00% and rounded to the lower whole number of policy years. The supplemental guarantee period may not exceed ten policy years. There is no charge for this guarantee.

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You should consider the following in relation to the Supplemental Death Benefit Guarantee:
•	Even though you may pay less than the minimum premium amount, you may lose the significant protection provided by the Supplemental Death Benefit Guarantee by doing so;
•
A loan may cause the termination of this guarantee because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantee in effect; and

•	Even if the Supplemental Death Benefit Guarantee terminates, your policy will not necessarily lapse (see Lapse, page 61).

We will notify you if on any monthly processing date you have not paid enough premium to maintain the Supplemental Death Benefit Guarantee. This notice will show the amount of premium required to maintain this guarantee. If we do not receive the required premium payment within 61 days from the date of our notice, the Supplemental Death Benefit Guarantee Rider will terminate. If the Supplemental Death Benefit Guarantee Rider terminates, it cannot be reinstated.

Policy Value

Your policy value equals the sum of your fixed account and variable account values. Your policy value reflects:
•     The net premium applied to your policy;
•     The fees and charges that we deduct;
•     Any partial withdrawals you take;
•     Interest earned on amounts allocated to the fixed account; and
•     The investment performance of the mutual funds underlying the subaccounts of the variable account.

Variable Account Value

Your variable account value equals your policy value attributable to amounts invested in the subaccounts of the variable account.

In the policy form the “policy value” is referred to as the “Accumulation Value,” the “fixed account value” is referred to as the “Fixed Accumulation Value,” and the “variable account value” is referred to as the “Variable Accumulation Value.”

Determining Values in the Subaccounts. The value of the amount invested in each subaccount is measured by accumulation units and accumulation unit values. The value of each subaccount is the accumulation unit value for that subaccount multiplied by the number of accumulation units you own in that subaccount. Each subaccount has a different accumulation unit value.

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The accumulation unit value is the value determined on each valuation date. The accumulation unit value of each subaccount varies with the investment performance of its underlying mutual fund. It reflects:
•	Investment income;
•	Realized and unrealized gains and losses;
•	Fund expenses (including fund redemption fees, if applicable); and
•	Taxes, if any.

A valuation date is a date on which a mutual fund values its shares and the New York Stock Exchange is open for business, except for days on which valuations are suspended by the SEC. Each valuation date ends at 4:00 p.m. Eastern time. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

You purchase accumulation units when you allocate premium or make transfers to a subaccount, including transfers from the loan account.

We redeem accumulation units:
•	When amounts are transferred from a subaccount (including transfers to the loan account);
•	For the monthly deduction of the periodic fees and charges from your variable account value;
•	For policy transaction fees;
•	When you take a partial withdrawal;
•	If you surrender your policy; and
•	To pay the death benefit proceeds.

To calculate the number of accumulation units purchased or sold we divide the dollar amount of your transaction by the accumulation unit value for the subaccount calculated at the close of business on the valuation date of the transaction.

The date of a transaction is the date Customer Service receives your premium or transaction request, so long as the date of receipt is a valuation date. We use the accumulation unit value that is next calculated after we receive your premium or transaction request and we use the number of accumulation units attributable to your policy on the date of receipt.

We deduct the periodic fees and charges each month from your variable account value on the monthly processing date. If your monthly processing date is not a valuation date, the monthly deduction is processed on the next valuation date.

The value of amounts allocated to the subaccounts goes up or down depending on the investment performance of the corresponding mutual funds. There is no guaranteed minimum value of amounts invested in the subaccounts of the variable account.

How We Calculate Accumulation Unit Values. We determine the accumulation unit value for each subaccount on each valuation date.

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We generally set the accumulation unit value for a subaccount at $10.00 when the subaccount is first opened. After that, the accumulation unit value on any valuation date is:
•	The accumulation unit value for the preceding valuation date; multiplied by
•	The subaccount’s accumulation experience factor for the valuation period.

Every valuation period begins at 4:00 p.m. Eastern time on a valuation date and ends at 4:00 p.m. Eastern time on the next valuation date. We reserve the right to revise the definition of valuation date as needed in accordance with applicable federal securities laws and regulations.

We calculate an accumulation experience factor for each subaccount every valuation date as follows:
•	We take the net asset value of the underlying fund shares as reported to us by the fund managers as of the close of business on that valuation date;
•	We add dividends or capital gain distributions declared and reinvested by the fund during the current valuation period;
•	We subtract a charge for taxes, if applicable; and
•	We divide the resulting amount by the net asset value of the shares of the underlying fund at the close of business on the previous valuation date.

Fixed Account Value

Your fixed account value equals the net premium you allocate to the fixed account, plus interest earned, minus amounts you transfer out or withdraw. It may be reduced by fees and charges assessed against your policy value. See The Fixed Account, page 20.

Loan Account Value

When you take a loan from your policy we transfer your loan amount to the loan account as collateral for your loan. Your loan amount includes interest payable in advance to the next policy anniversary. The loan account is part of our general account and we credit interest on amounts held in the loan account. Your loan account value is equal to your outstanding loan amount plus any interest credited on the loan account value. See Loans, page 51.
In the policy form the “loan account value” is referred to as the “Loan Amount.”

Special Features and Benefits

Loans

You may borrow money from us using your policy as collateral for the loan. We reserve the right to limit borrowing during the first policy year. Unless state law requires otherwise, each new loan amount must be at least $500 and may not exceed 1 minus 2 where:

1 =	90.00% (100.00% after age 65) of the policy value less any surrender charge; and
2 =	The existing loan amount.

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If your policy is in force as paid-up life insurance, the amount you may borrow is limited to the surrender value as of the next policy anniversary.

When you take a loan, we transfer an amount equal to your loan to the loan account. The loan account is part of our general account specifically designed to hold collateral for policy loans and interest.

Your loan request must be directed to Customer Service. When you request a loan you may specify the investment options from which the loan collateral will be taken. If you do not specify the investment options, the loan collateral will be taken proportionately from each active investment option you have, including the fixed account.

If you request an additional loan, we add the new loan amount to your existing loan. This way, there is only one loan outstanding on your policy at any time.

Loan Interest. We credit amounts held in the loan account with interest at an annual rate of 3.00%. Interest we credit is allocated to the subaccounts and fixed account in the same proportion as your current premium allocation unless you tell us otherwise.

We also charge interest on loans. The annual interest rate charged is currently 4.76%.

After the tenth policy year, the annual interest rate that we charge will be reduced to 2.91% (guaranteed not to exceed 3.38%) for that portion of the loan amount that is not greater than:
•	Your variable account value plus your fixed account value; minus
•	The sum of all premiums paid minus all partial withdrawals.

Loans with this reduced interest rate are preferred loans. This reduced interest rate may change at any time but is guaranteed not to exceed 3.38%.

Interest is payable in advance at the time you take any loan (for the rest of the policy year) and at the beginning of each policy year thereafter (for the entire policy year). If you do not pay the interest when it is due, we add it to your loan account balance.

We will refund to you any interest we have not earned if:
•	Your policy lapses;
•	You surrender your policy; or
•	You repay your loan.

Loan Repayment. You may repay your loan at any time. However, unless you tell us otherwise we will treat amounts received as premium payments and not loan repayments. You must tell us if you want a premium payment to go towards repaying your loan.

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When you make a loan repayment, we transfer an amount equal to your payment plus any refunded unearned loan interest from the loan account to the subaccounts and fixed account in the same proportion as your current premium allocation, unless you tell us otherwise.

Effects of a Policy Loan. Using your policy as collateral for a loan will affect your policy in various ways. You should carefully consider the following before taking a policy loan:
•	Failure to make loan repayments could cause your policy to lapse;
•
A loan may cause the termination of the death benefit guarantees because we deduct your loan amount from cumulative premiums paid when calculating whether you have paid sufficient premiums to keep the guarantees in effect;

•	Taking a loan reduces your opportunity to participate in the investment performance of the subaccounts and the interest guarantees of the fixed account;
•	Accruing loan interest will change your policy value as compared to what it would have been if you did not take a loan;
•	Even if you repay your loan, it will have a permanent effect on your policy value;
•	If you do not repay your loan we will deduct any outstanding loan amount from amounts payable under the policy; and
•	Loans may have tax consequences and if your policy lapses with a loan outstanding, you may have further tax consequences. See Distributions Other than Death Benefits, page 65.

We reserve the right to allow borrowing during the first policy year for policies issued pursuant to an exchange of policy values from another life insurance policy under Section 1035(a) of the Internal Revenue Code, as amended.

Transfers

You currently may make an unlimited number of transfers of your variable account value between the subaccounts and to the fixed account. Transfers are subject to any conditions or limits that we or the funds whose shares are involved may impose, including:
•	You may generally not make transfers until after the fifteenth day following your policy date (see Allocation of Net Premium, page 24);
•	We reserve the right to limit you to 12 transfers each policy year;
•	Although we currently do not impose a charge for transfers, we reserve the right to charge up to $25.00 for each transfer; and
•	We may impose the transfer charge, limit the number of transfers each policy year, restrict or refuse transfers because of frequent or disruptive transfers, as described below.

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Any conditions or limits we impose on transfers between the subaccounts or to the fixed account will generally apply equally to all policy owners. However, we may impose different conditions or limits on policy owners or third parties acting on behalf of policy owners, such as market timing services, who violate our excessive trading policy. See Limits on Frequent or Disruptive Transfers, page 55.

Transfers from the fixed account to the subaccounts of the variable account are subject to the following additional restrictions:
•	Only one transfer is permitted each policy year, and only within 30 days of your policy anniversary date;
•	You may only transfer up to 50.00% of your fixed account value unless the balance, after the transfer, would be less than $1,000.00 in which event you may transfer your full fixed account value; and
•	Your transfer must be at least the lesser of $500.00 or your total fixed account value.

We reserve the right to liberalize these restrictions on transfers from the fixed account, depending on market conditions. Any such liberalization will generally apply equally to all policy owners. However, we may impose different restrictions on third parties acting on behalf of policy owners, such as market timing services.

We process all transfers and determine all values in connection with transfers on the valuation date we receive your request in good order, except as described below for the dollar cost averaging or automatic rebalancing programs.

Dollar Cost Averaging. Anytime your policy value less the loan account value is at least $5,000.00 and the amount of your insurance coverage is at least $100,000.00 you may elect dollar cost averaging.

Dollar cost averaging is a long-term investment program through which you direct us to automatically transfer at regular intervals a specific dollar amount from any of the subaccounts to one or more of the other subaccounts or to the fixed account. We do not permit transfers from the fixed account under this program. You may request that the dollar cost averaging transfers occur on a monthly, quarterly, semi-annual or annual basis. You may discontinue this program at any time. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

This systematic plan of transferring policy values is intended to help reduce the risk of investing too much when the price of a fund’s shares is high. It also helps reduce the risk of investing too little when the price of a fund’s shares is low. Because you transfer the same dollar amount to the subaccounts each period, you purchase more units when the unit value is low and you purchase fewer units when the unit value is high.

Dollar cost averaging does not assure a profit nor does it protect you against a loss in a declining market.

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You may discontinue your dollar cost averaging program at any time. We reserve the right to discontinue, modify or suspend this program, and dollar cost averaging will automatically terminate if:
•	We receive a request to begin an automatic rebalancing program;
•	The policy is in the grace period on any date when dollar cost averaging transfers are scheduled; or
•	The specified transfer amount from any subaccount is more than the variable account value in that subaccount.

Automatic Rebalancing. Anytime your policy value less the loan account value is at least $10,000.00 and the amount of your insurance coverage is at least $200,000.00 you may elect automatic rebalancing. Automatic rebalancing is a program for simplifying the process of asset allocation and maintaining a consistent allocation of your variable and fixed account values among your chosen investment options. Although we currently do not charge for this feature, we reserve the right to impose a charge in the future.

If you elect automatic rebalancing, we periodically transfer amounts among the investment options to match the asset allocation percentages you have chosen. This action rebalances the amounts in the investment options that do not match your set allocation percentages. This mismatch can happen if an investment option outperforms another investment option over the time period between automatic rebalancing transfers.

Automatic rebalancing does not assure a profit nor does it protect you against a loss in a declining market.

You may discontinue your automatic rebalancing program at any time. We reserve the right to discontinue, modify or suspend this program, and automatic rebalancing will automatically terminate if:
•	We receive a request to transfer policy values among the investment options;
•	We receive a request to begin a dollar cost averaging program;
•	The policy is in the grace period on any date when automatic rebalancing transfers are scheduled; or
•	The sum of your variable and fixed account values is less than $7,500.00 on any date when automatic rebalancing transfers are scheduled.

Limits on Frequent or Disruptive Transfers

The policy is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a mutual fund and raise its expenses through:
•	Increased trading and transaction costs;
•	Forced and unplanned portfolio turnover;
•	Lost opportunity costs; and
•	Large asset swings that decrease the fund’s ability to provide maximum investment return to all policy owners.

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This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:
•
We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products; and

•	Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.
Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the policy.

Excessive Trading Policy. We and the other members of the Voya family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:
•	Meets or exceeds our current definition of Excessive Trading, as defined below; or
•	Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:
•
More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•	Six round-trips involving the same fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:
•	Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
•	Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
•	Purchases and sales of fund shares in the amount of $5,000.00 or less;
•	Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
•	Transactions initiated by us, another member of the Voya family of companies or a fund.

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If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (“VRU”), telephone calls to the Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

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We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of policy owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all policy owners or, as applicable, to all policy owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

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Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the policy. Policy owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding policy owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about policy owner transactions, this information may include personal policy owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a policy owner’s transactions if the fund determines that the policy owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or policy value to the fund or all funds within the fund family.

Conversion to a Fixed Policy

During the first two policy years and the first two years after an increase in the amount of your insurance coverage, you may permanently convert your policy or the requested increase in insurance coverage to a fixed policy, unless state law requires differently. If you elect to make this change, unless state law requires that we issue to you a new fixed benefit policy, we will permanently transfer the amounts you have invested in the subaccounts of the variable account to the fixed account and allocate all future net premium to the fixed account. After you exercise this right you may not allocate future premium payments or make transfers to the subaccounts of the variable account. We do not charge for this change. Contact Customer Service or your agent/registered representative for information about the conversion rights available in your state.

Partial Withdrawals

Beginning in the second policy year you may withdraw part of your policy’s surrender value. Only one partial withdrawal is currently allowed each policy year, and a partial withdrawal must be at least $500.00. In policy years two through ten you may not withdraw more than 20.00% of your surrender value.

We currently charge $10.00 for each partial withdrawal, but we reserve the right to charge up to $25.00 for each partial withdrawal. See Partial Withdrawal Fee, page 26.

Unless you specify a different allocation, we will take partial withdrawals from the fixed account and the subaccounts of the variable account in the same proportion that your value in each has to your policy value on the monthly processing date. We will determine these proportions at the end of the valuation period during which we receive your partial withdrawal request. For purposes of determining these proportions, we will not include any outstanding loan account value.

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Effects of a Partial Withdrawal. We will reduce the policy value by the amount of a partial withdrawal. We will also reduce the death benefit by the amount of a partial withdrawal, or, if the death benefit is based on a factor from the definition of life insurance factors described in Appendix A, by an amount equal to the factor multiplied by the amount of the partial withdrawal. A partial withdrawal may also cause the termination of the death benefit guarantees because we deduct the amount of the partial withdrawal from the total premiums paid when calculating whether you have paid sufficient premiums in order to maintain the death benefit guarantees.

If death benefit Option 1 is in effect, we will decrease the amount of insurance coverage by the amount of a partial withdrawal. Decreases in insurance coverage on policies with multiple coverage segments will be made in the following order:
1.  From the most recent segment;
2.  From the next more recent segments successively; and
3.  From the initial segment.

Therefore, partial withdrawals may affect the way in which the cost of insurance is calculated and the amount of pure insurance protection under the policy. See Cost of Insurance, page 27.

If death benefit Option 2 or Option 3 is in effect, a partial withdrawal will not affect the amount of insurance coverage.

We will not allow a partial withdrawal if the amount of insurance coverage after the withdrawal would be less than $25,000.00.

A partial withdrawal may have tax consequences depending on the circumstances of such withdrawal. See Tax Status of the Policy, page 64.

Paid-Up Life Insurance

You may elect, at any time before the insured person’s age 100, to apply the surrender value to purchase fixed paid up life insurance. The amount by which any paid up insurance will exceed the surrender value cannot be greater than the amount by which the death benefit exceeds the policy value. Any surrender value not used to purchase paid-up life insurance will be paid to you in cash and treated as a partial distribution for federal income tax purposes.

If you elect to continue your policy as fixed paid-up life insurance:
•	The surrender value is transferred to the fixed account;
•	You cannot pay additional premiums;
•	You cannot take any partial withdrawals; and
•	We will not deduct any further periodic fees and charges.

Applying your policy’s surrender value to purchase paid up insurance may have tax consequences. See Tax Status of the Policy, page 64.

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Termination of Coverage

Your insurance coverage will continue under the policy until you surrender your policy or it lapses.

Surrender

You may surrender your policy for its surrender value any time after the free look period while the insured person is alive. Your surrender value is your policy value minus any surrender charge, loan amount and unpaid fees and charges.

You may take your surrender value in other than one payment.
In the policy form the “surrender value” is referred to as the “Cash Surrender Value.”

We compute your surrender value as of the valuation date Customer Service receives your policy and written surrender request. All insurance coverage ends on the date we receive your surrender request and policy.

Surrender of your policy may have adverse tax consequences. See Distributions Other than Death Benefits, page 65.

Lapse

Your policy will not lapse and your insurance coverage under the policy will continue if on any monthly processing date:
•	A death benefit guarantee is in effect; or
•	Your surrender value is enough to pay the periodic fees and charges when due.

Grace Period. If on a monthly processing date you do not meet either of these conditions, your policy will enter the 61-day grace period during which you must make a sufficient premium payment to avoid having your policy lapse and insurance coverage terminate.

We will notify you that your policy is in a grace period at least 30 days before it ends. We will send this notice to you (and a person to whom you have assigned your policy) at your last known address in our records. We will notify you of the premium payment necessary to prevent your policy from lapsing. This amount generally equals the past due charges, plus the estimated periodic fees and charges and charges of any optional rider benefits for the next two months. If we receive payment of the required amount before the end of the grace period, we apply it to your policy in the same manner as your other premium payments and then we deduct the overdue amounts from your policy value.

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If you do not pay the full amount within the 61-day grace period, your policy and its riders will lapse without value. We withdraw your remaining variable and fixed account values, deduct amounts you owe us and inform you that your coverage has ended.

If the insured person dies during the grace period, we do pay death benefit proceeds to your beneficiaries with reductions for your loan amount and periodic fees and charges owed.

During the early policy years your surrender value will generally not be enough to cover the periodic fees and charges each month, and you will generally need to pay at least the minimum premium amount (to maintain the basic and Supplemental Death Benefit Guarantees) for the policy not to lapse.

If your policy lapses, any distribution of policy value may be subject to current taxation. See Distributions Other than Death Benefits, page 65.

Reinstatement

Reinstatement means putting a lapsed policy back in force. You may reinstate a lapsed policy by written request any time within five years after it has lapsed. A policy that was surrendered may not be reinstated.

To reinstate the policy and any available riders you must submit evidence of insurability satisfactory to us and pay a premium large enough to keep the policy and any rider benefits in force for at least two months. If you had a policy loan existing when coverage lapsed, unless directed otherwise we will reinstate it with accrued loan interest to the date of lapse.

When a policy is reinstated, unless otherwise directed by you, we will allocate the net premium received to the subaccounts of the variable account and the fixed account according to the premium allocation instructions in effect at the start of the grace period. Your account value on the reinstatement date will equal:
•	The policy value at the end of the grace period; plus
•	The net premium paid on reinstatement; minus
•	Any unpaid fees and charges through the end of the grace period.

A lapsed Basic Death Benefit Guarantee cannot, unless otherwise allowed under state law, be reinstated after the fifth policy year. Lapsed Supplemental and Extended Death Benefit Guarantees cannot be reinstated.

A policy that lapses and is reinstated more than 90 days after lapsing may be classified as a modified endowment contract for tax purposes. You should consult with a tax and/or legal adviser to determine whether reinstating a lapsed policy will cause it to be classified as a modified endowment contract. See Modified Endowment Contracts, page 66.

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TAX CONSIDERATIONS

The following summary provides a general description of the U.S. federal income tax considerations associated with the policy and does not purport to be complete. In addition, this summary does not cover federal estate, gift and generation-skipping tax implications or state, local and foreign taxes or other tax situations. We have written this discussion to support the promotion and marketing of our products, and we do not intend it as tax advice. This summary is not intended to and cannot be used to avoid any tax penalties that may be imposed upon you. Counsel or other qualified tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS. We cannot make any guarantee regarding the tax treatment of any policy or policy transaction. If you have any questions about the tax treatment of any distribution from your policy or transactions involving your policy, please consult a tax and/or legal adviser.

The following discussion generally assumes that the policy will qualify as a life insurance contract for federal tax purposes.

Tax Status of the Company

We are taxed as a life insurance company under the Internal Revenue Code. The variable account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the company.

We automatically apply investment income and capital gains attributable to the variable account to increase reserves under the policy. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the variable account we do not intend to make any provision for any such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the variable account. In this case we may impose a charge against a variable account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your policy value invested in the subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including variable account assets, which are treated as Company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits to the holders of the variable account because (i) the policy owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include Company income taxes in the tax charges you pay under the policy. We reserve the right to change these tax practices.

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Tax Status of the Policy

This policy is designed to qualify as a life insurance contract under the Internal Revenue Code. All terms and provisions of the policy shall be construed in a manner that is consistent with that design. In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a policy must satisfy certain requirements that are set forth in Section 7702 of the Internal Revenue Code. Specifically, the policy must meet the requirements of either the cash value accumulation test or the guideline premium test. See Death Benefit Qualification Tests, page 36. If your variable life policy does not satisfy one of these two alternate tests, it will not be treated as life insurance under Internal Revenue Code 7702. You would then be subject to federal income tax on your policy income as you earn it. While there is very little guidance as to how these requirements are applied, we believe it is reasonable to conclude that our policies satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we will take appropriate and reasonable steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions or modify your policy in order to do so. See Tax Treatment of Policy Death Benefits, page 65. If we return premium (with interest) in order to bring your policy into compliance with the guideline premium test under requirements of Section 7702, it will be refunded on a last-in, first-out basis and may be taken from the investment options in which your policy value is allocated based on your premium allocation in effect. The amount of any interest returned is includible in your gross income.

Diversification and Investor Control Requirements

In addition to meeting the Internal Revenue Code Section 7702 tests, Internal Revenue Code Section 817(h) requires investments within a separate account, such as our variable account, to be adequately diversified. The Treasury has issued regulations that set the standards for measuring the adequacy of any diversification, and the IRS has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding mutual fund must meet certain tests. If these tests are not met, your variable life policy will not be adequately diversified and not treated as life insurance under Internal Revenue Code Section 7702. You would then be subject to federal income tax on your policy income as you earn it. Each subaccount's corresponding mutual fund has represented that it will meet the diversification standards that apply to your policy. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your variable life policy does not satisfy the applicable diversification regulations and rulings because a subaccount’s corresponding mutual fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your policy into compliance with such regulations and rulings and we reserve the right to modify your policy as necessary in order to do so.

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In certain circumstances, owners of a variable life insurance policy have been considered, for federal income tax purposes, to be the owners of the assets of the variable account supporting their policies due to their ability to exercise investment control over such assets. When this is the case, the policy owners have been currently taxed on income and gains attributable to the variable account assets. Your ownership rights under your policy are similar to, but different in some ways from, those described by the IRS in rulings in which it determined that policy owners are not owners of variable account assets. For example, you have additional flexibility in allocating your premium payments and your policy values. These differences could result in the IRS treating you as the owner of a proportional share of the variable account assets. We do not know what standards will be set forth in the future, if any, in Treasury regulations or rulings. We reserve the right to modify your policy, as necessary, to try to prevent you from being considered the owner of a proportional share of the variable account assets or to otherwise qualify your policy for favorable tax treatment.

Tax Treatment of Policy Death Benefits

The death benefit, or an accelerated death benefit, under a policy is generally excludable from the gross income of the recipient under Section 101(a)(1) of the Internal Revenue Code. However, there are exceptions to this general rule. Certain transfers of the policy may result in a portion of the death benefit being taxable. Additionally, ownership and beneficiary designations, including change of either, may have consequences under federal, state and local income, estate, inheritance, gift, generation-skipping and other tax laws. If the death benefit is not taken in a lump sum and is, instead, applied under a periodic payment settlement option, a portion of each payment will be taxable income.  If the death benefit is left on deposit with us, amounts credited as interest will be taxable income.  The individual situation of each policy owner or beneficiary will determine the extent, if any, of those taxes and you should consult a tax and/or legal adviser.

Distributions Other than Death Benefits

Generally, the policy owner will not be taxed on any of the policy value until amounts are distributed or deemed to be distributed. When distributions from a policy occur, or when loan amounts are taken from or secured by a policy, the tax consequences depend on whether or not the policy is a “modified endowment contract.”

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Modified Endowment Contracts

Under the Internal Revenue Code, certain life insurance contracts are classified as “modified endowment contracts” and are given less favorable tax treatment than other life insurance contracts. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether or not it is classified as a modified endowment contract. The rules are too complex to be summarized here, but generally depend on the amount of premiums we receive during the first seven policy years. In addition, if the policy is received in exchange for a life insurance contract that was a modified endowment contract, this policy will be a modified endowment contract. Certain changes in a policy after it is issued, such as reduction or increase in benefits or policy reinstatement, could also cause it to be classified as a modified endowment contract or increase the period during which the policy must be tested. A current or prospective policy owner should consult with a tax and/or legal adviser to determine whether or not a policy transaction will cause the policy to be classified as a modified endowment contract.

If a policy becomes a modified endowment contract, distributions that occur during the policy year will be taxed as distributions from a modified endowment contract as described below. In addition, distributions from a policy within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Tax laws require that all modified endowment contracts that are issued by a company or its affiliates to the same policy owner during any calendar year be treated as one modified endowment contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

Once a policy is classified as a modified endowment contract, the following tax rules apply both prospectively and to any distributions made or deemed to have been made in the prior two years:
•
All distributions other than death benefits, including distributions upon surrender and partial withdrawals, from a modified endowment contract will be treated first as distributions of gain, if any, and are taxable as ordinary income. Amounts will be treated as tax-free recovery of the policy owner's investment in the policy only after all gain has been distributed. The amount of gain in the policy will be equal to the difference between the policy's value determined without regard to any surrender charges, and the investment in the policy;

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•
Loan amounts taken from or secured by a policy classified as a modified endowment contract, and also assignments or pledges of such a policy (or agreements to assign or pledge such a policy), are treated first as distributions of gain, if any, and are taxable as ordinary income. If the entire policy value is assigned or pledged, subsequent increases in the policy value are also treated as distributions for as long as the assignment or pledge remains in place. Amounts will be treated as tax-free recovery of the policy owner’s investment in the policy only after all gain has been distributed; and

•
A 10.00% additional income tax penalty may be imposed on the distribution amount subject to income tax. This tax penalty generally does not apply to a policy owned by an individual where the distributions are:

>	Made on or after the date on which the taxpayer attains age 59½;
>	Attributable to the taxpayer becoming disabled (as defined in the Internal Revenue Code); or
>
Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. Consult a tax and/or legal adviser to determine whether or not you may be subject to this penalty tax.

If we discover that your policy has inadvertently become a modified endowment contract, unless you have indicated otherwise, we will assume that you do not want it to be classified as a modified endowment contract and attempt to fix this by refunding any excess premium with related interest. The excess gross premium will be refunded on a last-in, first-out basis and may be taken from the investment options in which your policy value is allocated based on your premium allocation in effect. The amount of any interest returned is includible in your gross income. We will monitor the policy and will attempt to notify you on a timely basis if your policy is in jeopardy of becoming a modified endowment contract. You may then request that we take whatever steps are available to avoid treating the policy as a modified endowment contract, if that is desired.

Policies That Are Not Modified Endowment Contracts

Distributions other than death benefits from a policy that is not classified as a modified endowment contract are generally treated first as a recovery of the policy owner's investment in the policy. Only after the recovery of all investment in the policy is there taxable income. However, certain distributions made in connection with policy benefit reductions during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax.

Loan amounts from or secured by a policy that is not a modified endowment contract are generally not taxed as distributions. Finally, neither distributions from, nor loan amounts from or secured by, a policy that is not a modified endowment contract are subject to the 10.00% additional income tax penalty.

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Investment in the Policy

Your investment in the policy is generally the total of your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax free.

Other Tax Matters

Policy Loans

In general, interest on a policy loan will not be deductible. A limited exception to this rule exists for certain interest paid in connection with certain “key person” insurance. You should consult a tax and/or legal adviser before taking out a loan to determine whether you qualify under this exception.

Moreover, the tax consequences associated with a preferred loan (preferred loans are loans where the interest rate charged is less than or equal to the interest rate credited) available in the policy are uncertain. Before taking out a policy loan, you should consult a tax and/or legal adviser as to the tax consequences.

If a loan from a policy is outstanding when the policy is surrendered or lapses, then the amount of the outstanding indebtedness will be added to the amount treated as a distribution from the policy and will be taxed accordingly. If your policy has large outstanding policy loans, you may have to choose between paying high premiums to keep the policy from lapsing and paying significant income tax if you allow the policy to lapse.

Accelerated Death Benefit Rider

The benefit payments under the Accelerated Death Benefit Rider are intended to be fully excludable from the gross income of the recipient if the recipient is the insured under the policy. (See Accelerated Death Benefit Rider, page 46, for more information about this rider.) If the recipient is someone other than the insured, or the policy has been transferred, you should consult a tax and/or legal adviser about the consequences of requesting payment under this rider.

Continuation of a Policy

Because the IRS has issued limited guidance on this issue, the tax consequences of continuing the policy after an insured person reaches age 100 are unclear. You should consult a tax and/or legal adviser if you intend to keep the policy in force after an insured person reaches age 100.

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Section 1035 Exchanges

Internal Revenue Code Section 1035 provides, in certain circumstances, that no gain or loss will be recognized on the exchange of one life insurance policy solely for another life insurance policy or an endowment, annuity or qualified long term care contract. Special rules and procedures apply to Section 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult a tax and/or legal adviser.

If this policy is being issued in exchange for another life insurance policy, the requirements that must be met to receive tax-free treatment under Section 1035, include but are not limited to: (1) the policies must have the same insured, and (2) the exchange must occur through an assignment of your old policy to us or by a direct transfer of the account value of the old policy to us by the issuer of the old policy. If your old policy was a modified endowment contract your new policy will also be a modified endowment contract. You cannot exchange an endowment, annuity, or long-term care insurance contract for a life insurance policy tax-free.

If any money or other property is received in the exchange (“boot”), gain (but not loss) will be recognized equal to the lesser of the gain realized on the exchange or the amount of the boot received. We accept Section 1035 exchanges of life insurance policies with outstanding loans. If the amount of the loan under the policy exchanged is greater than the amount of the loan under the policy issued in the exchange, the difference will be treated as boot and may result in the recognition of gain.

Generally, the new policy will have the same investment in the policy as the exchanged policy. However, if boot is received in the exchange the investment in the policy will be adjusted.

Special rules and procedures apply to Section 1035 exchanges. These rules can be complex, and if you wish to take advantage of Section 1035, you should consult a tax and/or legal adviser.

Tax-exempt Policy Owners

Special rules may apply to a policy that is owned by a tax-exempt entity. Tax-exempt entities should consult a tax and/or legal adviser regarding the consequences of purchasing and owning a policy. These consequences include the possibility that the unrelated business income tax could apply.

Tax Law Changes

Although the likelihood of legislative action or tax reform is uncertain, there is always the possibility that the tax treatment of the policy could be changed by legislation or other means. It is also possible that any change may be retroactive (that is, effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the policy.

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Policy Changes to Comply with the Law

So that your policy continues to qualify as life insurance under the Internal Revenue Code, we reserve the right to return or refuse to accept all or part of your premium payments or to change your death benefit. We may reject any policy request, including a partial withdrawal request, if it would cause your policy to fail to qualify as life insurance or would cause us to return premium to you. We also may make changes to your policy or its riders or make distributions from your policy to the degree that we deem necessary to qualify your policy as life insurance for tax purposes. Any increase in your death benefit will cause an increase in your cost of insurance charges.

Policy Use in Various Plans and Arrangements

The policy is not available for sale to and cannot be acquired with funds that are assets of (i) an employee benefit plan as defined in Section 3(3) of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and that is subject to Title I of ERISA; (ii) a plan described in Section 4975(e)(1) of the Internal Revenue Code; or (iii) an entity whose underlying assets include plan assets by reason of the investment by an employee benefit plan or other plan in such entity within the meaning of 29 C.F.R. Section 2510.3‑101 or otherwise.

Policy owners may use the policy in various other arrangements. The tax consequences of these arrangements may vary depending on the particular facts and circumstances of each arrangement. If you want to use your policy with any of these various arrangements, you should consult a tax and/or legal adviser regarding the tax issues of your particular arrangement.

Life Insurance Owned by Businesses

Congress has enacted rules relating to life insurance owned by businesses. For example, in the case of a policy issued to a non-natural taxpayer, or held for the benefit of such an entity, a portion of the taxpayer's otherwise deductible interest expenses may not be deductible as a result of ownership of a policy even if no loans are taken under the policy. (An exception to this rule is provided for certain life insurance contracts that cover the life of an individual who is a 20.00% owner, or an officer, director or employee of a trade or business.) In addition, in certain instances a portion of the death benefit payable under an employer-owned policy may be taxable. Any business contemplating the purchase of a new policy or a change in an existing policy should consult a tax and/or legal adviser.

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Net Investment Income Tax

A net investment income tax of 3.8% will apply to some types of investment income. This tax will apply to the taxable portion of (1) any proceeds distributed from the policy value as annuity payments pursuant to a settlement option, or (2) the proceeds of any sale or disposition of the policy. This tax only applies to taxpayers with “modified adjusted gross income” above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others.

Income Tax Withholding

The IRS requires us to withhold income taxes from any portion of the amounts individuals receive in a taxable transaction. However, we generally do not withhold income taxes if you elect in writing not to have withholding apply. Withholding is mandatory; however, if the distributee fails to provide a valid taxpayer identification number, if we are notified by the IRS that the taxpayer identification number we have on file is incorrect, or if the payment is made outside of the U.S. If you elect not to have amounts withheld, or the amount withheld for you is insufficient to cover income taxes, you will have to pay additional income taxes and possibly penalties later. We will also report to the IRS the amount of any taxable distributions.

Life Insurance Purchases by Non-Resident Aliens

If you or your beneficiary is a non-resident alien, U.S. federal withholding on taxable distributions or death benefits will generally be at a 30.00% rate, unless a lower treaty rate applies. In addition, you may be subject to state and/or municipal taxes and taxes imposed by your country of citizenship or residence. You should consult a tax and/or legal adviser before purchasing a policy.

FATCA Withholding

If the payee of a distribution (including a death benefit) from a policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Internal Revenue Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the Policy or the nature of the distribution.  The rules regarding FATCA are complex, and a tax advisor should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.

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Ownership and Beneficiary Designations

Ownership and beneficiary designations, including change of either, may have consequences under federal, state and local income, estate, inheritance, gift, generation-skipping and other tax laws. The individual situation of each policy owner or beneficiary will determine the extent, if any, of these taxes and you should consult a tax and/or legal adviser.

Fair Value of Your Policy

It is sometimes necessary for tax and other reasons to determine the “value” of your policy. The value can be measured differently for different purposes. It is not necessarily the same as the policy value or the unloaned policy value. You should consult a tax and/or legal adviser for guidance as to the appropriate methodology for determining the fair market value of your policy.

You should consult legal or tax advisers for complete information on federal, state, local and other tax considerations.

ADDITIONAL INFORMATION

General Provisions

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

Your Policy

The policy is a contract between you and us and is the combination of:
•	Your policy;
•	A copy of your original application and applications for benefit increases or decreases;
•	Your riders;
•	Your endorsements;
•	Your policy schedule pages; and
•	Your reinstatement applications.

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If you make a change to your coverage, we give you a copy of your changed application and new policy schedules. If you send your policy to us, we attach these items to your policy and return it to you. Otherwise, you need to attach them to your policy.

Unless there is fraud, we consider all statements made in an application to be representations and not guarantees. We use no statement to deny a claim, unless it is in an application.

A president or other officer of our company and our secretary or assistant secretary must sign all changes or amendments to your policy. No other person may change its terms or conditions.

Age

We issue your policy at the insured person’s age (stated in your policy schedule) based on the last birthday as of the policy date. On the policy date, the insured person can generally be no more than age 85.

We often use age to calculate rates, charges and values. We determine the insured person’s age at a given time by adding the number of completed policy years to the age calculated at issue and shown in the schedule.

Ownership

The original owner is the person named as the owner in the policy application. The owner can exercise all rights and receive benefits during the life of the insured person. These rights include the right to change the owner, beneficiaries or the method designated to pay death benefit proceeds.

As a matter of law, all rights of ownership are limited by the rights of any person who has been assigned rights under the policy and any irrevocable beneficiaries.

You may name a new owner by giving us written notice. The effective date of the change to the new owner is the date the prior owner signs the notice. However, we will not be liable for any action we take before a change is recorded by Customer Service. A change in ownership may cause the prior owner to recognize taxable income on gain under the policy.

Beneficiaries

You, as owner, name the beneficiaries when you apply for your policy. The primary beneficiaries who survive the insured person receive the death benefit proceeds. Other surviving beneficiaries receive death benefit proceeds only if there are no surviving primary beneficiaries. If more than one beneficiary survives the insured person, they share the death benefit proceeds equally, unless you specify otherwise. If none of your policy beneficiaries has survived the insured person, we pay the death benefit proceeds to you or to your estate, as owner. If a beneficiary is a minor, the death benefit proceeds will be held in an interest bearing account until that beneficiary attains the age of majority.

FlexDesign® VUL 72

You may name new beneficiaries during the insured person’s lifetime. We pay death benefit proceeds to the beneficiaries whom you have most recently named according to our records. We do not make payments to multiple sets of beneficiaries. The designation of certain beneficiaries may have tax consequences. See Other Tax Matters, page 68.

Collateral Assignment

You may assign your policy by sending written notice to us. After we record the assignment, your rights as owner and the beneficiaries’ rights (unless the beneficiaries were made irrevocable beneficiaries under an earlier assignment) are subject to the assignment. It is your responsibility to make sure the assignment is valid. The transfer or assignment of a policy may have tax consequences. See Other Tax Matters, page 68.

Incontestability

After your policy has been in force during the lifetime of the insured person for two years from your policy date, we will not contest its validity except for nonpayment of premium. Likewise, after your policy has been in force during the lifetime of the insured person for two years from the effective date of any new coverage segment or benefit or from the date of reinstatement, we will not contest its validity except for nonpayment of premium.
In the policy form the “policy date” is referred to as the “Issue Date.”

Misstatements of Age or Gender

Notwithstanding the Incontestability provision above, if the insured person’s age or gender has been misstated, we adjust the death benefit to the amount that would have been purchased for the insured person’s correct age and gender. We base the adjusted death benefit on the cost of insurance charges deducted from your policy value on the last monthly processing date before the insured person’s death, or as otherwise required by law.

If unisex cost of insurance rates apply, we do not make any adjustments for a misstatement of gender.

Suicide

If the insured person commits suicide (while sane or insane) within two years of your policy date, unless otherwise required by law, we limit death benefit proceeds to:
•	The total premium we receive to the time of death; minus
•	Outstanding loan amount; minus
•	Partial withdrawals taken.

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We make a limited payment to the beneficiaries for a new coverage segment or other increase if the insured person commits suicide (while sane or insane) within two years of the effective date of a new coverage segment or within two years of an increase in any other benefit, unless otherwise required by law. The limited payment is equal to the cost of insurance charges that were deducted for the increase.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you and your policy either entering the 61-day grace period or lapsing. See Lapse, page 61. See also Premium Payments Affect Your Coverage, page 24.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

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Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on policy owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Policy owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing or by calling 1-877- 886 -5050.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from “cyber-attacks,” “hacking” or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your policy value. For instance, cyber-attacks may interfere with our processing of policy transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your policy to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your policy that result from cyber-attacks or information security breaches in the future.

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Transaction Processing

Generally, within seven days of when we receive all information required to process a payment, we pay:
•	Death benefit proceeds;
•	Surrender Value;
•	Partial withdrawals; and
•	Loan proceeds.

We reserve the right to suspend or postpone the date of any payment of benefits or processing these transactions beyond the seven permitted days under any of the following circumstances:
•	On any Business Day when the NYSE is closed (except customary weekend and holiday closings) or when trading on the NYSE is restricted;
•	When an emergency exists as determined by the SEC; or
•	During any other periods the SEC may, by order, permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

We execute transfers among the subaccounts as of the valuation date Customer Service receives your request.

We determine the death benefit as of the date of the insured person’s death. The death benefit proceeds are not affected by subsequent changes in the value of the subaccounts.

We may delay payment from our fixed account for up to six months, unless law requires otherwise, of surrender proceeds, withdrawal amounts or loan amounts. If we delay payment more than 30 days, we pay interest at our declared rate (or at a higher rate if required by law) from the date we receive your complete request.

Payment of Death Benefit Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address listed on page 2 of this prospectus. Beneficiaries should carefully review all settlement and payment options available under the policy and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

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The Retained Asset Account. The retained asset account, known as the Beneficiary Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the FDIC and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draft book feature. The company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the policy.

Notification and Claims Procedures

Except for certain authorized telephone requests, we must receive in writing any election, designation, change, assignment or request made by the owner.

You must use a form acceptable to us. We are not liable for actions taken before we receive and record the written notice. We may require you to return your policy for policy changes or if you surrender it.

If the insured person dies while your policy is in force, please let us know as soon as possible. We will send you instructions on how to make a claim. As proof of the insured person’s death, we may require proof of the deceased insured person’s age and a certified copy of the death certificate.

The beneficiaries and the deceased insured person’s next of kin may need to sign authorization forms. These forms allow us to get information such as medical records of doctors and hospitals used by the deceased insured person.

Telephone Privileges

Telephone privileges may be provided to you and your agent/registered representative and his/her assistant. You may request such privileges for yourself and you may authorize us to grant such privileges to your agent/registered representative and his/her assistant by making the appropriate election(s) on your application or by contacting Customer Service.

Telephone privileges allow you or your agent/registered representative and his/her assistant to call Customer Service to:
•	Make transfers;
•	Change premium allocations;
•	Change your dollar cost averaging and automatic rebalancing programs; and
•	Request a loan.

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Customer Service uses reasonable procedures to make sure that instructions received by telephone are genuine. These procedures may include:
•	Requiring some form of personal identification;
•	Providing written confirmation of any transactions; and
•	Tape recording telephone calls.

By accepting telephone privileges, you authorize us to record your telephone calls with us. If we reasonably believe telephone instructions to be genuine, we are not liable for losses from unauthorized or fraudulent instructions. We may discontinue or limit this privilege at any time. See Limits on Frequent or Disruptive Transfers, page 55.

Telephone and facsimile privileges may not always be available. Telephone or fax systems, whether yours, your service provider’s or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request in writing.

Non-participation

Your policy does not participate in the surplus earnings of ReliaStar Life Insurance Company.

Advertising Practices and Sales Literature

We may use advertisements and sales literature to promote this product, including:
•	Articles on variable life insurance and other information published in business or financial publications;
•	Indices or rankings of investment securities; and
•	Comparisons with other investment vehicles, including tax considerations.

We may use information regarding the past performance of the subaccounts and funds. Past performance is not indicative of future performance of the subaccounts or funds and is not reflective of the actual investment experience of policy owners.

We may feature certain subaccounts, the underlying funds and their managers, as well as describe asset levels and sales volumes. We may refer to past, current, or prospective economic trends and investment performance or other information we believe may be of interest to our customers.

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Settlement Options

You may elect to take the surrender value in other than one lump-sum payment. Likewise, you may elect to have the beneficiaries receive the death benefit proceeds other than in one lump-sum payment, if you make this election during the insured person’s lifetime. If you have not made this election, the beneficiaries may do so within 60 days after we receive proof of the insured person’s death.

The investment performance of the subaccounts does not affect payments under these settlement options. Instead, interest accrues at a fixed rate based on the option you choose. Payment options are subject to our rules at the time you make your selection. Currently, a periodic payment must be at least $25.00 and the total proceeds must be at least $2,500.00.

The following settlement options are available:
•	Option 1 – The proceeds are left with us to earn interest. Withdrawals and any changes are subject to our approval;
•	Option 2 – The proceeds and interest are paid in equal installments of a specified amount until the proceeds and interest are all paid;
•	Option 3 – The proceeds and interest are paid in equal installments for a specified period until the proceeds and interest are all paid;
•
Option 4 – The proceeds provide an annuity payment with a specified number of months. The payments are continued for the life of the primary payee. If the primary payee dies before the certain period is over, the remaining payments are paid to a contingent payee; and

•	Option 5 – The proceeds provide a life income for two payees. When one payee dies, the surviving payee receives two-thirds of the amount of the joint monthly payment for life.

As a general rule, more frequent payments will result in smaller individual payments. Likewise, payments that are anticipated over a longer period of time will also result in smaller individual payments.

Interest on Settlement Options. We base the interest rate for proceeds applied under Options 1 and 2 on the interest rate we declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors. The interest rate will never be less than an effective annual rate of 2.00%.

In determining amounts we pay under Options 3, 4 and 5, we assume interest at an effective annual rate of 2.00%. Also, for Option 3 and periods certain under Option 4, we credit any excess interest we may declare on money that we consider to be in the same classification based on the option, restrictions on withdrawal and other factors.

If none of these settlement options have been elected, your surrender value or the death benefit proceeds will be paid in one lump-sum payment.

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Payment of Surrender Value or Death Benefit Proceeds

Subject to the conditions and requirements of state law, full payment of your surrender value or the death benefit proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown on page 2 of this prospectus. Beneficiaries should carefully review all settlement and payment options available under the policy and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See Payment of Death Benefit Proceeds – The Retained Asset Account, page 77, for more information about the retained asset account.

Reports

Annual Statement. We will send you an annual statement once each year free of charge showing the amount of insurance coverage under your policy as well as your policy’s death benefit, policy and surrender values, the amount of premiums you have paid, the amounts you have withdrawn, borrowed or transferred and the fees and charges we have imposed since the last statement.

Additional statements are available upon request. We may make a charge not to exceed $50.00 for each additional annual statement you request. See Excess Annual Report Fee, page 27.

We send semi-annual reports with financial information on the mutual funds, including a list of investment holdings of each fund.

We send confirmation notices to you throughout the year for certain policy transactions such as transfers between investment options, partial withdrawals and loans. You are responsible for reviewing the confirmation notices to verify that the transactions are being made as requested.

Illustrations. To help you better understand how your policy values will vary over time under different sets of assumptions, we will provide you with a personalized illustration projecting future results based on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. Unless prohibited under state law, we may make a charge not to exceed $50.00 for each illustration you request after the first in a policy year. See Excess Illustration Fee, page 27.

Other Reports. We will mail to you at your last known address of record at least annually a report containing such information as may be required by any applicable law. To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the funds, will be mailed to your household, even if you or other persons in your household have more than one policy issued by us or an affiliate. Call Customer Service at 1-877-886-5050 if you need additional copies of financial reports, prospectuses, historical account information or annual or semi-annual reports or if you would like to receive one copy for each policy in all future mailings.

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Distribution of the Policy

We sell the policy through licensed insurance agents who are registered representatives of affiliated and unaffiliated broker/dealers. All broker/dealers who sell the policy have entered into selling agreements with SLD America Equities, Inc., our affiliate and the principal underwriter and distributor of the policy. SLD America Equities, Inc. is organized under the laws of the State of Colorado, registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and a member of FINRA. Its principal office is located at 20 Washington Avenue South, Minneapolis, MN 55401 . SLD America Equities Inc. was formerly known as Voya America Equities Inc. and changed its name effective December 20, 2020.

SLD America Equities, Inc. offers the securities under the policies on a continuous basis. For the years ended December 31, 2020, 2019 and 2018, the aggregate amount of underwriting commissions we paid to SLD America Equities, Inc. was $ 463,685, $ 560,874 and $3,739,734.89, respectively.

SLD America Equities, Inc. does not retain any commissions or other amounts paid to it by us for sales of the policy. Rather, it pays all the amounts received from us to the broker/dealers for selling the policy and part of that payment goes to your agent/registered representative.

Voya Financial Advisors, Inc., an affiliated broker-dealer, has entered into an agreement with SLD America Equities, Inc. for the sale of our variable life products.

The amounts that we pay for the sale of the policy can generally be categorized as either commissions or other amounts. The commissions we pay can be further categorized as base commissions and supplemental or wholesaling commissions. However categorized, commissions paid will not exceed the total of the percentages shown below.

Base commissions consist of a percentage of premium we receive for the policy up to the target premium amount, a percentage of premium we receive for the policy in excess of the target premium amount and, as a trail commission, a percentage of your average unloaned policy value. First year commission pays up to 100.00% of premium received up to target and 4.00% of premium in excess of target in the first year, 3.00% of total premium received in second year and thereafter (renewal commission), and 0.25% of the average unloaned policy value (after reaching an average greater than or equal to $5,000.00) in the second through twentieth policy years with a lower rate thereafter (trail commission).

Supplemental or wholesaling commissions are paid based on a percentage of target premiums we receive for the policy and certain other designated insurance products sold during a calendar year. The percentages of such commissions which we may pay may increase as the aggregate amount of premiums received for all products issued by the company and/or its affiliates during the calendar year increases. The maximum percentage of supplemental or wholesaling commissions that we may pay is 0.00%.

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Generally, the commissions paid on premiums for base coverage under the policy are greater than those paid on premiums for coverage under the Term Insurance Rider. Be aware of this and discuss with your agent/registered representative the appropriate usage of the Term Insurance Rider coverage for your particular situation.

In addition to the sales compensation described above, SLD America Equities, Inc. or the Company, as appropriate, may also pay broker-dealers additional compensation or reimbursement of expenses for their efforts in selling the policy to you and other customers. These amounts may include:
•
Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the company and/or its affiliates during the year;

•
Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

•
Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•
Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•
Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of the policy; and

•
Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the policy.

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The following is a list of the top 25 broker/dealers that, during 2020 , received the most, in the aggregate, from us in connection with the sale of registered variable life insurance policies issued by us, ranked by total dollars received and by total commissions paid:
•	Voya Financial Advisors, Inc.;
•	LPL Financial LLC;
•	Stanley Laman Group Securities, LLC;
•	P.J. Robb Variable Corporation;
•	M Holdings Securities, Inc.;
•	SagePoint Financial, Inc.;
•	Commonwealth Equity Services;
•	Centaurus Financial, Inc.;
•	Cambridge Investment Research, Inc.;
•	Cetera Advisor Networks LLC;
•	Securities America;
•	Royal Alliance Associates, Inc.;
•	Raymond James Financial Services, Inc.;
•	Purche, Kaplan, Sterling Investments, Inc.;
•	Mutual Securities, Inc. of California;
•	Stifel, Nicolaus & Company, Incorporated;
•	Financial Security Management , Inc.;
•	Wells Fargo Clearing Services, LLC;
•	First Allied Securities , Inc.;
•	FSC Securities Corporation;
•	Proequities, Inc.;
•	The Leaders Group, Inc.;
•	First Heartland Capital, Inc.;
•	Cetera Advisors LLC; and
•	Planmember Securities Corporation .

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable life insurance policies. It is important for you to know that the payment of volume or sales-based compensation to a broker/dealer or registered representative may provide that registered representative a financial incentive to promote our policies over those of another company, and may also provide a financial incentive to promote the policy offered by this prospectus over one of our other policies.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the company’s ability to meet its obligations under the policy, SLD America Equities, Inc.’s ability to distribute the policy or upon the variable account.

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•
Litigation. Notwithstanding the foregoing, the company and/or SLD America Equities, Inc., is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•
Regulatory Matters. As with other financial services companies, the company and its affiliates, including SLD America Equities, Inc., periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the company or the financial services industry. It is the practice of the company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the company's results of operations or cash flows in a particular quarterly or annual period.

Financial Statements

Financial statements of the variable account and the company are contained in the Statement of Additional Information. To request a free Statement of Additional Information, please contact Customer Service at the address or telephone number on the back of this prospectus.

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APPENDIX A

Definition of Life Insurance Factors

Guideline Premium Test Factors

Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor	Attained Age	Factor
0 – 40	2.50	49	1.91	58	1.38	67	1.18	91	1.04
41	2.43	50	1.85	59	1.34	68	1.17	92	1.03
42	2.36	51	1.78	60	1.30	69	1.16	93	1.02
43	2.29	52	1.71	61	1.28	70	1.15	94	1.01
44	2.22	53	1.64	62	1.26	71	1.13	95 +	1.00
45	2.15	54	1.57	63	1.24	72	1.11
46	2.09	55	1.50	64	1.22	73	1.09
47	2.03	56	1.46	65	1.20	74	1.07
48	1.97	57	1.42	66	1.19	75 – 90	1.05

Cash Value Accumulation Test Factors

The cash value accumulation test factors vary according to the age, gender and risk class of the insured person.

Generally, the cash value accumulation test requires that a policy’s death benefit must be sufficient so that the policy value does not at any time exceed the net single premium required to fund the policy’s future benefits. The net single premium for a policy is calculated using a 4.00% interest rate and the 1980 Commissioner’s Standard Ordinary Mortality Table and will vary according to the age, gender and risk class of the insured person. The factors for the cash value accumulation test are then equal to 1 divided by the net single premium per dollar of paid up whole life insurance for the applicable age, gender and risk class.

A-1

APPENDIX B

Funds Currently Available Through the Variable Account

The following chart lists the mutual funds that are currently available through the subaccounts of the variable account, along with each fund’s investment adviser/subadviser and investment objective. More detailed information about the funds can be found in the current prospectus and Statement of Additional Information for each fund. If you received a summary prospectus for any of the funds available through your policy, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

There is no assurance that the stated investment objectives of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating policy value to the subaccounts that invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
American Funds Insurance Series® – Growth Fund Investment Adviser: Capital Research and Management CompanySM	Seeks growth of capital.
American Funds Insurance Series® – Growth-Income Fund Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital and income.
American Funds Insurance Series® – International Fund Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital.
BlackRock Global Allocation V.I. Fund Investment Adviser: BlackRock Advisors, LLC	Seeks high total investment return.
Fidelity® VIP ContrafundSM Portfolio Investment Adviser: Fidelity Management & Research Company LLC is the fund’s manager. Other investment advisers serve as subadvisers for the fund.	Seeks long-term capital appreciation.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP Equity-Income PortfolioSM Investment Adviser: Fidelity Management & Research Company LLC is the fund’s manager. Other investment advisers serve as subadvisers for the fund.	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Neuberger Berman AMT Sustainable Equity Portfolio® Investment Adviser: Neuberger Berman Investment Advisers LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Global Bond Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya Global High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks total return.
Voya Government Liquid Assets Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.
Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Voya International High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks maximum total return.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital growth.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya Limited Maturity Bond Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC
Seeks highest current income consistent with low risk to principal and liquidity and secondarily, seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Retirement Growth Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.

Voya Retirement Moderate Growth Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.

Voya Retirement Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC
Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Solution Moderately Aggressive Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to provide capital growth through a diversified asset allocation strategy.
Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya U.S. Stock Index Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks total return.
VY® Baron Growth Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: CBRE Clarion Securities LLC	Seeks high total return consisting of capital appreciation and current income.
VY® Columbia Small Cap Value II Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Columbia Management Investment Advisers, LLC	Seeks long-term growth of capital.
VY® Invesco Comstock Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.
VY® Invesco Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY® Invesco Global Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: Invesco Advisers , Inc.	Seeks capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Voya Investments, LLC Subadvisers: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.

APPENDIX C

Information Regarding Closed Subaccounts

The subaccounts that invest in the following mutual funds have been closed to new investment:

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)

Investment Adviser:  Fidelity Management & Research Company LLC is the fund’s manager. Other investment advisers serve as subadvisers for the fund.

Seeks as high a level of current income as is consistent with the preservation of capital.
Voya Strategic Allocation Conservative Portfolio (Class I)* Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio (Class I)* Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.
Voya Strategic Allocation Moderate Portfolio (Class I)* Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
VY® American Century Small-Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.

*	This fund is structured as a “fund of funds.” See the Fund Fees and Expenses table on page 13 and the Fund of Funds section on page 33 for more information about “fund of funds.”

C-1

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® Clarion Real Estate Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: CBRE Clarion Securities LLC	Seeks total return including capital appreciation and current income.
VY® JPMorgan Mid Cap Value Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadvisers: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.

Policy owners who have policy value allocated to one or more of the subaccounts that correspond to these funds may leave their policy value in those subaccounts, but future allocations and transfers into those subaccounts are prohibited. If your most recent premium allocation instructions includes a subaccount that corresponds to one of these funds, premium received that would have been allocated to a subaccount corresponding to one of these funds may be automatically allocated among the other available subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting:

Customer Service P.O. Box 5011 Minot, North Dakota 58702-5011 1-877-886-5050 www. my.voya .com

Your failure to provide us with alternative allocation instructions before we return your premium payment(s) may result in your policy entering the 61 day grace period and/or your policy lapsing without value. See Lapse, page 61, for more information about how to keep your policy from lapsing. See also Reinstatement, page 62, for information about how to put your policy back in force if it has lapsed.

C-2

MORE INFORMATION IS AVAILABLE

If you would like more information about us, the variable account or the policy, the following documents are available free upon request:

•
Statement of Additional Information (“SAI”) – The SAI contains more specific information about the variable account and the policy, as well as the financial statements of the variable account and the company. The SAI is incorporated by reference into (made legally part of) this prospectus. The following is the Table of Contents for the SAI:

Page
General Information and History	2
Performance Reporting and Advertising	2
Experts	4
Financial Statements	4
Financial Statements of Select∗Life Variable Account	1
Statutory Basis Financial Statements of ReliaStar Life Insurance Company	1

•
A personalized illustration of policy benefits – A personalized illustration can help you understand how the policy works, given the policy’s fees and charges along with the investment options, features and benefits and optional benefits you select. A personalized illustration can also help you compare the policy’s death benefits, policy value and surrender value with other life insurance policies based on the same or similar assumptions. We reserve the right to assess a fee of up to $50.00 for each personalized illustration you request after the first each policy year. See Excess Illustration Fee, page 27.

To request a free SAI or personalized illustration of policy benefits or to make other inquiries about the policy, please contact:
Customer Service P.O. Box 5011 Minot, North Dakota 58702-5011 1-877-886-5050 www. my.voya .com

If you received a summary prospectus for any of the mutual funds available through your policy, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. Additional information about us, the variable account or the policy (including the SAI) can be reviewed and copied from the SEC’s Internet website (www.sec.gov) or at the SEC’s Public Reference Branch in Washington, DC. Copies of this additional information may also be obtained, upon payment of a duplicating fee, by writing the SEC’s Public Reference Branch at 100 F Street, NE, Room 1580, Washington, DC 20549. More information about operation of the SEC’s Public Reference Branch can be obtained by calling 202-551-8090. When looking for information regarding the policy offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the 1933 Act. This number is 333-69431.

1940 Act File No. 811-04208
1933 Act file No. 333-69431

PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

SELECT∗LIFE VARIABLE ACCOUNT
OF
RELIASTAR LIFE INSURANCE COMPANY

Statement of Additional Information dated May 1, 2021

FLEXDESIGN® VUL
A Flexible Premium Adjustable Variable Universal Life Insurance Policy

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current FlexDesign® VUL prospectus dated May 1, 2021 . The policy offered in connection with the prospectus is a flexible premium variable universal life insurance policy funded through the Select∗Life Variable Account.

A free prospectus is available upon request by contacting Customer Service at P.O. Box 5011, 2000 21st Avenue NW, Minot, North Dakota 58703, by calling 1-877-886-5050 or by accessing the SEC's website at www.sec.gov.

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page
General Information and History	2

Performance Reporting and Advertising	2

Experts	4

Financial Statements	4

Financial Statements of Select∗Life Variable Account	1

Statutory Basis Financial Statements of ReliaStar Life Insurance Company	1

GENERAL INFORMATION AND HISTORY

ReliaStar Life Insurance Company (“ReliaStar,” “we,” “us,” “our” and the “Company”) issues the FlexDesign® VUL policy and is responsible for providing the policy’s insurance benefits. All guarantees and benefits provided under the policy that are not related to the variable account are subject to the claims paying ability of the company and our general account. We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 20 Washington Avenue South, Minneapolis, Minnesota 55401.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange (“NYSE”) under the symbol “VOYA.”

We established the Select*Life Variable Account (the “variable account”) on October 11, 1984, under the laws of the State of Minnesota for the purpose of funding variable life insurance policies issued by us. The variable account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Premium payments may be allocated to one or more of the available subaccounts of the variable account. Each subaccount invests in shares of a corresponding mutual fund at net asset value. We may make additions to, deletions from or substitutions of available mutual funds as permitted by law and subject to the conditions of the policy.

Other than the policy owner fees and charges described in the prospectus, all expenses incurred in the operations of the variable account are borne by the company. We do, however, receive compensation for certain recordkeeping, administration or other services from the mutual funds or affiliates of the mutual funds available through the policies. See “Fund Fees and Expenses” in the prospectus.

The company maintains custody of the assets of the variable account. As custodian, the company holds cash balances for the variable account pending investment in the mutual funds or distribution. The mutual funds in whose shares the assets of the subaccounts of the variable account are invested each have custodians, as discussed in the respective mutual fund prospectuses.

PERFORMANCE REPORTING AND ADVERTISING

Information regarding the past, or historical, performance of the subaccounts of the variable account and the mutual funds available for investment through the subaccounts of the variable account may appear in advertisements, sales literature or reports to policy owners or prospective purchasers. SUCH PERFORMANCE INFORMATION FOR THE SUBACCOUNTS WILL REFLECT THE DEDUCTION OF ALL FUND FEES AND CHARGES, INCLUDING INVESTMENT MANAGEMENT FEES, DISTRIBUTION (12B-1) FEES AND OTHER EXPENSES BUT WILL NOT REFLECT DEDUCTIONS FOR ANY POLICY FEES AND CHARGES. IF THE POLICY'S PREMIUM EXPENSE, COST OF INSURANCE, ADMINISTRATIVE AND MORTALITY AND EXPENSE RISK CHARGES AND THE OTHER TRANSACTION, PERIODIC OR OPTIONAL BENEFITS FEES AND CHARGES WERE DEDUCTED, THE PERFORMANCE SHOWN WOULD BE SIGNIFICANTLY LOWER.

With respect to performance reporting it is important to remember that past performance does not guarantee future results. Current performance may be higher or lower than the performance shown and actual investment returns and principal values will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.

Performance history of the subaccounts of the variable account and the corresponding mutual funds is measured by comparing the value at the beginning of the period to the value at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years (if the mutual fund has been in existence for these periods) and since the inception date of the mutual fund (if the mutual fund has been in existence for less than ten years). We may provide performance information showing average annual total returns for periods prior to the date a subaccount commenced operation. We will calculate such performance information based on the assumption that the subaccounts were in existence for the same periods as those indicated for the mutual funds, with the level of charges at the variable account level that were in effect at the inception of the subaccounts. Performance information will be specific to the class of mutual fund shares offered through the policy, however, for periods prior to the date a class of mutual fund shares commenced operations, performance information may be based on a different class of shares of the same mutual fund. In this case, performance for the periods prior to the date a class of mutual fund shares commenced operations will be adjusted by the mutual fund fees and expenses associated with the class of mutual fund shares offered through the policy.

We may compare performance of the subaccounts and/or the mutual funds as reported from time to time in advertisements and sales literature to other variable life insurance issuers in general; to the performance of particular types of variable life insurance policies investing in mutual funds; or to investment series of mutual funds with investment objectives similar to each of the subaccounts, whose performance is reported by Lipper Analytical Services, Inc. (“Lipper”) and Morningstar. Inc. (“Morningstar”) or reported by other series, companies, individuals or other industry or financial publications of general interest, such as Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's and Fortune. Lipper and Morningstar are independent services that monitor and rank the performances of variable life insurance issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable annuity issuers as well as variable life insurance issuers. The performance analysis prepared by Lipper and Morningstar ranks such issuers on the basis of total return, assuming reinvestment of distributions, but does not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. We may also compare the performance of each subaccount in advertising and sales literature to the Standard & Poor's Index of 500 common stocks and the Dow Jones Industrials, which are widely used measures of stock market performance. We may also compare the performance of each subaccount to other widely recognized indices. Unmanaged indices may assume the reinvestment of dividends, but typically do not reflect any “deduction” for the expense of operating or managing an investment portfolio.

To help you better understand how your policy's death benefits, policy value and surrender value will vary over time under different sets of assumptions, we encourage you to obtain a personalized illustration. Personalized illustrations will assume deductions for fund expenses and policy and variable account charges. We will base these illustrations on the age and risk classification of the insured person and other factors such as the amount of insurance coverage, death benefit option, premiums and rates of return (within limits) you specify. These personalized illustrations will be based on either a hypothetical investment return of the mutual funds of 0.00% and other percentages not to exceed 12.00% or on the actual historical experience of the mutual funds as if the subaccounts had been in existence and a policy issued for the same periods as those indicated for the mutual funds. Subject to regulatory approval, personalized illustrations may be based upon a weighted average of fund expenses rather than an arithmetic average. A personalized illustration is available upon request by contacting Customer Service at P.O. Box 5011, Minot, ND 58702-5011 or by calling 1-877-886-5050.

3

EXPERTS

The statements of assets and liabilities of Select∗Life Variable Account as of December 31, 2020 , and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of ReliaStar Life Insurance Company as of December 31, 2020 and 2019 , and for each of the three years in the period ended December 31, 2020 , included in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is The Frost Tower, Suite 1901, 111 West Houston Street, San Antonio, TX 78205.

FINANCIAL STATEMENTS

The financial statements of the variable account reflect the operations of the variable account as of and for the year ended December 31, 2020 , and have been audited by Ernst & Young LLP, independent registered public accounting firm.

The statutory basis financial statements of the Company as of December 31, 2020 and 2019 , and for each of the three years in the period ended December 31, 2020 , have been audited by Ernst & Young LLP, independent registered public accounting firm. The financial statements of the Company should be distinguished from the financial statements of the variable account and should be considered only as bearing upon the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the variable account. The statutory basis financial statements of the Company as of December 31, 2020 and 2019 , and for each of the three years in the period ended December 31, 2020 , have been prepared on the basis of statutory accounting practices prescribed or permitted by the State of Minnesota Division of Insurance.

333-69431	May 2021

4

FINANCIAL STATEMENTS
Select*Life Variable Account of ReliaStar Life Insurance Company
Year Ended December 31, 2020
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Financial Statements
Year Ended December 31, 2020

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Report of Independent Registered Public Accounting Firm

The Board of Directors
ReliaStar Life Insurance Company and Contract Owners of Select*Life Variable Account of ReliaStar Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Select*Life Variable Account of ReliaStar Life Insurance Company (the Separate Account), as of December 31, 2020, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

[Ernst & Young LLP signature or /s/ Ernst & Young LLP]

We have served as the Separate Accounts Auditor since 2001.
April 20, 2021

Appendix
Subaccounts comprising Select*Life Variable Account of ReliaStar Life Insurance Company

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
BlackRock Global Allocation V.I. Fund – Class III Fidelity® VIP Contrafund® Portfolio – Initial Class Fidelity® VIP Equity-Income Portfolio – Initial Class	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Fidelity® VIP Index 500 Portfolio – Initial Class
Fidelity® VIP Investment Grade Bond Portfolio – Initial Class
Growth Fund – Class 2
Growth-Income Fund – Class 2
International Fund – Class 2
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio – Class I Shares
Voya Balanced Portfolio – Class I
Voya Global Bond Portfolio – Service Class
Voya Global High Dividend Low Volatility Portfolio – Class I
Voya Global Perspectives® Portfolio – Class I
Voya Government Liquid Assets Portfolio – Class I
Voya Growth and Income Portfolio – Class I
Voya Index Plus LargeCap Portfolio – Class I
Voya Index Plus MidCap Portfolio – Class I
Voya Index Plus SmallCap Portfolio – Class I
Voya Intermediate Bond Portfolio – Class I
Voya International High Dividend Low Volatility Portfolio – Initial Class
Voya International Index Portfolio – Class S
Voya Large Cap Growth Portfolio – Institutional Class
Voya Large Cap Value Portfolio – Institutional Class
Voya Limited Maturity Bond Portfolio – Service Class
Voya MidCap Opportunities Portfolio – Class I
Voya Retirement Growth Portfolio – Institutional Class
Voya Retirement Moderate Growth Portfolio – Institutional Class
Voya Retirement Moderate Portfolio – Institutional Class
Voya Russell™ Large Cap Growth Index Portfolio – Class I
Voya Russell™ Large Cap Index Portfolio – Class I
Voya Russell™ Large Cap Value Index Portfolio – Class I

Appendix
Subaccounts comprising Select*Life Variable Account of ReliaStar Life Insurance Company (continued)

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya Russell™ Mid Cap Growth Index Portfolio – Class I Voya Russell™ Small Cap Index Portfolio – Class I Voya Small Company Portfolio – Class I	For the year ended December 31, 2020	For each of the two years in the period ended December 31, 2020
Voya SmallCap Opportunities Portfolio – Class I
Voya Solution Moderately Aggressive Portfolio – Initial Class
Voya Strategic Allocation Conservative Portfolio – Class I
Voya Strategic Allocation Growth Portfolio – Class I
Voya Strategic Allocation Moderate Portfolio – Class I
Voya U.S. Bond Index Portfolio – Class I
Voya U.S. Stock Index Portfolio – Institutional Class
VY® American Century Small-Mid Cap Value Portfolio – Initial Class
VY® Baron Growth Portfolio – Initial Class
VY® Clarion Global Real Estate Portfolio – Service Class
VY® Clarion Real Estate Portfolio – Institutional Class
VY® Columbia Small Cap Value II Portfolio – Initial Class
VY® Invesco Comstock Portfolio – Initial Class
VY® Invesco Equity and Income Portfolio – Initial Class
VY® Invesco Growth and Income Portfolio – Service Class
VY® Invesco Oppenheimer Global Portfolio – Initial Class
VY® JPMorgan Emerging Markets Equity Portfolio – Institutional Class
VY® JPMorgan Mid Cap Value Portfolio – Initial Class
VY® JPMorgan Small Cap Core Equity Portfolio – Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio – Institutional Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio – Initial Class
VY® T. Rowe Price Equity Income Portfolio – Institutional Class
VY® T. Rowe Price International Stock Portfolio – Institutional Class
Voya High Yield Portfolio – Institutional Class	For the year ended December 31, 2020	For the year ended December 31, 2020 and the period from May 29, 2019 (commencement of operations) through December 31, 2019

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

a

	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Contrafund® Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$84,330	$40,343	$27,790	$8,615	$117,452
Total assets	84,330	40,343	27,790	8,615	117,452
Net assets	$84,330	$40,343	$27,790	$8,615	$117,452

Total number of mutual fund shares (whole number)	707,641	738,072	1,180,530	528,822	2,438,271

Cost of mutual fund shares	$50,778	$34,605	$21,371	$7,408	$73,151

The accompanying notes are an integral part of these financial statements.
4

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	Voya Balanced Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,565	$2,463	$69,919	$2,519	$7,595
Total assets	1,565	2,463	69,919	2,519	7,595
Net assets	$1,565	$2,463	$69,919	$2,519	$7,595

Total number of mutual fund shares (whole number)	4,211	174,820	2,925,497	82,072	462,260

Cost of mutual fund shares	$659	$2,232	$60,367	$1,807	$6,743

The accompanying notes are an integral part of these financial statements.
5

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$24,639	$239	$26,487	$12,472	$172,522
Total assets	24,639	239	26,487	12,472	172,522
Net assets	$24,639	$239	$26,487	$12,472	$172,522

Total number of mutual fund shares (whole number)	1,848,371	19,555	26,486,799	1,250,933	7,533,695

Cost of mutual fund shares	$24,033	$215	$26,487	$12,218	$134,984

The accompanying notes are an integral part of these financial statements.
6

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Growth Portfolio - Institutional Class	Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$10,326	$14,095	$16,843	$7,146	$10,299
Total assets	10,326	14,095	16,843	7,146	10,299
Net assets	$10,326	$14,095	$16,843	$7,146	$10,299

Total number of mutual fund shares (whole number)	901,855	1,367,102	1,213,440	564,000	830,537

Cost of mutual fund shares	$10,562	$13,882	$15,490	$6,918	$9,668

The accompanying notes are an integral part of these financial statements.
7

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$88,743	$4,010	$1,111	$8,999	$14,042
Total assets	88,743	4,010	1,111	8,999	14,042
Net assets	$88,743	$4,010	$1,111	$8,999	$14,042

Total number of mutual fund shares (whole number)	4,685,501	381,944	35,987	426,099	509,337

Cost of mutual fund shares	$66,128	$4,382	$829	$10,216	$10,216

The accompanying notes are an integral part of these financial statements.
8

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$35,428	$86,907	$14,497	$16,505	$7,635
Total assets	35,428	86,907	14,497	16,505	7,635
Net assets	$35,428	$86,907	$14,497	$16,505	$7,635

Total number of mutual fund shares (whole number)	1,875,486	2,746,740	1,494,566	926,712	665,693

Cost of mutual fund shares	$34,158	$74,444	$17,113	$10,722	$7,203

The accompanying notes are an integral part of these financial statements.
9

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

a

	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution Moderately Aggressive Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$6,049	$1,234	$49	$11,539	$5,670
Total assets	6,049	1,234	49	11,539	5,670
Net assets	$6,049	$1,234	$49	$11,539	$5,670

Total number of mutual fund shares (whole number)	634,106	92,849	4,045	366,421	348,516

Cost of mutual fund shares	$7,113	$1,121	$47	$9,898	$5,994

The accompanying notes are an integral part of these financial statements.
10

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$5,871	$6,666	$60,259	$5,690	$84,051
Total assets	5,871	6,666	60,259	5,690	84,051
Net assets	$5,871	$6,666	$60,259	$5,690	$84,051

Total number of mutual fund shares (whole number)	362,413	146,533	2,541,516	353,615	5,529,654

Cost of mutual fund shares	$6,438	$6,408	$42,459	$6,624	$60,339

The accompanying notes are an integral part of these financial statements.
11

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$7	$601	$54	$8,225	$9,143
Total assets	7	601	54	8,225	9,143
Net assets	$7	$601	$54	$8,225	$9,143

Total number of mutual fund shares (whole number)	556	38,032	3,552	275,083	875,771

Cost of mutual fund shares	$6	$416	$43	$7,858	$8,427

The accompanying notes are an integral part of these financial statements.
12

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$4,030	$12,412	$7,244	$4,066	$181,264
Total assets	4,030	12,412	7,244	4,066	181,264
Net assets	$4,030	$12,412	$7,244	$4,066	$181,264

Total number of mutual fund shares (whole number)	136,918	598,146	338,678	369,299	3,222,466

Cost of mutual fund shares	$3,487	$11,842	$7,859	$3,492	$60,842

The accompanying notes are an integral part of these financial statements.
13

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$4,137	$26,730	$7,656	$2,156	$8,068
Total assets	4,137	26,730	7,656	2,156	8,068
Net assets	$4,137	$26,730	$7,656	$2,156	$8,068

Total number of mutual fund shares (whole number)	144,746	1,137,449	170,327	138,447	433,973

Cost of mutual fund shares	$3,494	$19,109	$6,150	$1,816	$8,004

The accompanying notes are an integral part of these financial statements.
14

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Assets and Liabilities
December 31, 2020
(Dollars in thousands)

a

	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$8,495	$21,426	$23,730
Total assets	8,495	21,426	23,730
Net assets	$8,495	$21,426	$23,730

Total number of mutual fund shares (whole number)	750,472	1,155,651	833,522

Cost of mutual fund shares	$8,398	$15,445	$21,062

The accompanying notes are an integral part of these financial statements.
15

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

a

	Growth Fund - Class 2	Growth-Income Fund - Class 2	International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$212	$495	$156	$98	$256
Expenses:
Mortality and expense risk charges	10	8	5	4	29
Total expenses	10	8	5	4	29
Net investment income (loss)	202	487	151	94	227

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,036	498	646	(163)	2,763
Capital gains distributions	1,578	963	—	482	529
Total realized gain (loss) on investments
and capital gains distributions	3,614	1,461	646	319	3,292
Net unrealized appreciation
(depreciation) of investments	25,844	2,716	2,332	1,009	24,400
Net realized and unrealized gain (loss)
on investments	29,458	4,177	2,978	1,328	27,692
Net increase (decrease) in net assets
resulting from operations	$29,660	$4,664	$3,129	$1,422	$27,919

The accompanying notes are an integral part of these financial statements.
16

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	Voya Balanced Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$25	$54	$1,145	$13	$159
Expenses:
Mortality and expense risk charges	12	2	113	—	11
Total expenses	12	2	113	—	11
Net investment income (loss)	13	52	1,032	13	148

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	232	35	(217)	165	(55)
Capital gains distributions	5	1	2,950	91	187
Total realized gain (loss) on investments
and capital gains distributions	237	36	2,733	256	132
Net unrealized appreciation
(depreciation) of investments	(12)	134	79	144	334
Net realized and unrealized gain (loss)
on investments	225	170	2,812	400	466
Net increase (decrease) in net assets
resulting from operations	$238	$222	$3,844	$413	$614

The accompanying notes are an integral part of these financial statements.
17

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$859	$57	$62	$657	$724
Expenses:
Mortality and expense risk charges	4	—	22	12	36
Total expenses	4	—	22	12	36
Net investment income (loss)	855	57	40	645	688

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	198	(5)	—	(39)	6,561
Capital gains distributions	521	55	9	—	16,680
Total realized gain (loss) on investments
and capital gains distributions	719	50	9	(39)	23,241
Net unrealized appreciation
(depreciation) of investments	238	43	—	83	17,479
Net realized and unrealized gain (loss)
on investments	957	93	9	44	40,720
Net increase (decrease) in net assets
resulting from operations	$1,812	$150	$49	$689	$41,408

The accompanying notes are an integral part of these financial statements.
18

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Growth Portfolio - Institutional Class	Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$212	$275	$418	$166	$240
Expenses:
Mortality and expense risk charges	1	2	3	1	3
Total expenses	1	2	3	1	3
Net investment income (loss)	211	273	415	165	237

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(190)	(2)	196	(61)	(80)
Capital gains distributions	866	—	625	274	329
Total realized gain (loss) on investments
and capital gains distributions	676	(2)	821	213	249
Net unrealized appreciation
(depreciation) of investments	(341)	157	843	467	666
Net realized and unrealized gain (loss)
on investments	335	155	1,664	680	915
Net increase (decrease) in net assets
resulting from operations	$546	$428	$2,079	$845	$1,152

The accompanying notes are an integral part of these financial statements.
19

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$1,527	$218	$30	$170	$56
Expenses:
Mortality and expense risk charges	2	1	—	4	1
Total expenses	2	1	—	4	1
Net investment income (loss)	1,525	217	30	166	55

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,414	(167)	48	(789)	437
Capital gains distributions	3,002	320	117	694	607
Total realized gain (loss) on investments
and capital gains distributions	5,416	153	165	(95)	1,044
Net unrealized appreciation
(depreciation) of investments	6,536	(636)	(287)	6	2,426
Net realized and unrealized gain (loss)
on investments	11,952	(483)	(122)	(89)	3,470
Net increase (decrease) in net assets
resulting from operations	$13,477	$(266)	$(92)	$77	$3,525

The accompanying notes are an integral part of these financial statements.
20

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$1,226	$700	$392	$198
Expenses:
Mortality and expense risk charges	10	30	4	5	1
Total expenses	10	30	4	5	1
Net investment income (loss)	(10)	1,196	696	387	197

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	883	1,069	(2,180)	803	54
Capital gains distributions	—	6,163	173	334	—
Total realized gain (loss) on investments
and capital gains distributions	883	7,232	(2,007)	1,137	54
Net unrealized appreciation
(depreciation) of investments	4,027	5,387	1,302	563	398
Net realized and unrealized gain (loss)
on investments	4,910	12,619	(705)	1,700	452
Net increase (decrease) in net assets
resulting from operations	$4,900	$13,815	$(9)	$2,087	$649

The accompanying notes are an integral part of these financial statements.
21

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

a

	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution Moderately Aggressive Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$206	$24	$1	$—	$47
Expenses:
Mortality and expense risk charges	1	—	—	1	—
Total expenses	1	—	—	1	—
Net investment income (loss)	205	24	1	(1)	47

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	23	6	(7)	(723)	(238)
Capital gains distributions	700	79	—	—	191
Total realized gain (loss) on investments
and capital gains distributions	723	85	(7)	(723)	(47)
Net unrealized appreciation
(depreciation) of investments	(991)	44	3	3,624	432
Net realized and unrealized gain (loss)
on investments	(268)	129	(4)	2,901	385
Net increase (decrease) in net assets
resulting from operations	$(63)	$153	$(3)	$2,900	$432

The accompanying notes are an integral part of these financial statements.
22

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$143	$115	$585	$71	$70
Expenses:
Mortality and expense risk charges	—	2	16	1	29
Total expenses	—	2	16	1	29
Net investment income (loss)	143	113	569	70	41

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	41	(135)	1,865	(248)	4,581
Capital gains distributions	157	266	1,810	419	5,692
Total realized gain (loss) on investments
and capital gains distributions	198	131	3,675	171	10,273
Net unrealized appreciation
(depreciation) of investments	(502)	295	8,824	(343)	10,385
Net realized and unrealized gain (loss)
on investments	(304)	426	12,499	(172)	20,658
Net increase (decrease) in net assets
resulting from operations	$(161)	$539	$13,068	$(102)	$20,699

The accompanying notes are an integral part of these financial statements.
23

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$11	$1	$102	$221
Expenses:
Mortality and expense risk charges	—	—	—	2	2
Total expenses	—	—	—	2	2
Net investment income (loss)	—	11	1	100	219

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	1	1	25	18
Capital gains distributions	—	43	2	720	—
Total realized gain (loss) on investments
and capital gains distributions	—	44	3	745	18
Net unrealized appreciation
(depreciation) of investments	—	$21	1	349	(398)
Net realized and unrealized gain (loss)
on investments	—	65	4	1,094	(380)
Net increase (decrease) in net assets
resulting from operations	$—	$76	$5	$1,194	$(161)

The accompanying notes are an integral part of these financial statements.
24

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$57	$151	$71	$89	$912
Expenses:
Mortality and expense risk charges	1	2	1	4	243
Total expenses	1	2	1	4	243
Net investment income (loss)	56	149	70	85	669

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	135	(552)	(398)	11	10,916
Capital gains distributions	323	—	74	—	6,641
Total realized gain (loss) on investments
and capital gains distributions	458	(552)	(324)	11	17,557
Net unrealized appreciation
(depreciation) of investments	(19)	1,239	459	164	33,341
Net realized and unrealized gain (loss)
on investments	439	687	135	175	50,898
Net increase (decrease) in net assets
resulting from operations	$495	$836	$205	$260	$51,567

The accompanying notes are an integral part of these financial statements.
25

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$34	$270	$9	$24	$39
Expenses:
Mortality and expense risk charges	—	9	1	—	—
Total expenses	—	9	1	—	—
Net investment income (loss)	34	261	8	24	39

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	80	916	162	(412)	(461)
Capital gains distributions	83	732	192	136	117
Total realized gain (loss) on investments
and capital gains distributions	163	1,648	354	(276)	(344)
Net unrealized appreciation
(depreciation) of investments	355	(1,741)	1,251	460	1,123
Net realized and unrealized gain (loss)
on investments	518	(93)	1,605	184	779
Net increase (decrease) in net assets
resulting from operations	$552	$168	$1,613	$208	$818

The accompanying notes are an integral part of these financial statements.
26

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Operations
For the Year Ended December 31, 2020
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$230	$20	$—
Expenses:
Mortality and expense risk charges	2	3	5
Total expenses	2	3	5
Net investment income (loss)	228	17	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	470	235	(54)
Capital gains distributions	39	900	89
Total realized gain (loss) on investments
and capital gains distributions	509	1,135	35
Net unrealized appreciation
(depreciation) of investments	(195)	5,139	4,909
Net realized and unrealized gain (loss)
on investments	314	6,274	4,944
Net increase (decrease) in net assets
resulting from operations	$542	$6,291	$4,939

The accompanying notes are an integral part of these financial statements.
27

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

a

	Growth Fund - Class 2		Growth-Income Fund - Class 2	International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III
Net assets at January 1, 2019	$52,426		$34,926	$23,583	$9,501

Increase (decrease) in net assets
Operations:
Net investment income (loss)	419		615	361	99
Total realized gain (loss) on investments
and capital gains distributions	8,298		5,246	688	59
Net unrealized appreciation (depreciation)
of investments	6,621	4,991	2,848	4,151	1,304
Net increase (decrease) in net assets resulting from operations	15,338		8,709	5,200	1,462
Changes from principal transactions:
Premiums	1,390		934	901	217
Death benefits	(338)		(335)	(275)	(36)
Surrenders and withdrawals	(4,033)		(3,192)	(1,268)	(604)
Policy loans	(438)		(257)	(18)	(1)
Contract charges	(1,973)		(1,310)	(998)	(324)
Cost of insurance and administrative charges	—		—	—	—
Transfers between Divisions (including fixed account), net	(1,333)		(369)	(258)	(1,742)
Increase (decrease) in net assets derived from
principal transactions	(6,725)		(4,529)	(1,916)	(2,490)
Total increase (decrease) in net assets	8,613		4,180	3,284	(1,028)
Net assets at December 31, 2019	61,039		39,106	26,867	8,473

Increase (decrease) in net assets
Operations:
Net investment income (loss)	202		487	151	94
Total realized gain (loss) on investments
and capital gains distributions	3,614		1,461	646	319
Net unrealized appreciation (depreciation)
of investments	25,844		2,716	2,332	1,009
Net increase (decrease) in net assets resulting from operations	29,660		4,664	3,129	1,422
Changes from principal transactions:
Premiums	1,244		835	825	170
Death benefits	(676)		(503)	(180)	(58)
Surrenders and withdrawals	(2,920)		(1,574)	(977)	(264)
Policy loans	(167)		(6)	(25)	10
Contract charges	(2,055)		(1,187)	(875)	(264)
Cost of insurance and administrative charges	—		—	—	—
Transfers between Divisions (including fixed account), net	(1,795)		(992)	(974)	(874)
Increase (decrease) in net assets derived from
principal transactions	(6,369)		(3,427)	(2,206)	(1,280)
Total increase (decrease) in net assets	23,291		1,237	923	142
Net assets at December 31, 2020	$84,330		$40,343	$27,790	$8,615

The accompanying notes are an integral part of these financial statements.
28

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2019	$83,682	$1,385	$2,648	$59,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	395	18	66	1,192
Total realized gain (loss) on investments
and capital gains distributions	12,590	113	47	3,412
Net unrealized appreciation (depreciation)
of investments	12,205	273	123	11,089
Net increase (decrease) in net assets resulting from operations	25,190	404	236	15,693
Changes from principal transactions:
Premiums	2,888	—	—	2,363
Death benefits	(894)	(14)	(36)	(548)
Surrenders and withdrawals	(5,804)	(64)	(133)	(3,513)
Policy loans	(410)	(8)	(12)	116
Contract charges	(3,885)	(62)	(132)	(3,146)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(2,957)	(1)	(85)	530
Increase (decrease) in net assets derived from
principal transactions	(11,062)	(149)	(398)	(4,198)
Total increase (decrease) in net assets	14,128	255	(162)	11,495
Net assets at December 31, 2019	97,810	1,640	2,486	71,213

Increase (decrease) in net assets
Operations:
Net investment income (loss)	227	13	52	1,032
Total realized gain (loss) on investments
and capital gains distributions	3,292	237	36	2,733
Net unrealized appreciation (depreciation)
of investments	24,400	(12)	134	79
Net increase (decrease) in net assets resulting from operations	27,919	238	222	3,844
Changes from principal transactions:
Premiums	2,610	—	—	2,249
Death benefits	(835)	(4)	(14)	(603)
Surrenders and withdrawals	(4,790)	(223)	(89)	(2,872)
Policy loans	(237)	(15)	(9)	(45)
Contract charges	(3,937)	(57)	(122)	(2,852)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(1,088)	(14)	(11)	(1,015)
Increase (decrease) in net assets derived from
principal transactions	(8,277)	(313)	(245)	(5,138)
Total increase (decrease) in net assets	19,642	(75)	(23)	(1,294)
Net assets at December 31, 2020	$117,452	$1,565	$2,463	$69,919

The accompanying notes are an integral part of these financial statements.
29

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	Voya Balanced Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives® Portfolio - Class I
Net assets at January 1, 2019	$2,233	$6,655	$23,461	$1,365

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	158	785	54
Total realized gain (loss) on investments
and capital gains distributions	284	305	16	62
Net unrealized appreciation (depreciation)
of investments	248	751	1,374	137
Net increase (decrease) in net assets resulting from operations	541	1,214	2,175	253
Changes from principal transactions:
Premiums	60	87	795	20
Death benefits	(44)	(268)	(175)	—
Surrenders and withdrawals	(179)	(118)	(1,879)	—
Policy loans	(30)	(78)	29	1
Contract charges	(93)	(347)	(1,213)	(38)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(76)	157	667	51
Increase (decrease) in net assets derived from
principal transactions	(362)	(567)	(1,776)	34
Total increase (decrease) in net assets	179	647	399	287
Net assets at December 31, 2019	2,412	7,302	23,860	1,652

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	148	855	57
Total realized gain (loss) on investments
and capital gains distributions	256	132	719	50
Net unrealized appreciation (depreciation)
of investments	144	334	238	43
Net increase (decrease) in net assets resulting from operations	413	614	1,812	150
Changes from principal transactions:
Premiums	60	85	759	17
Death benefits	(3)	(50)	(165)	—
Surrenders and withdrawals	(53)	(74)	(1,612)	(14)
Policy loans	2	16	(63)	(1)
Contract charges	(88)	(341)	(1,231)	(27)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(224)	43	1,279	(1,538)
Increase (decrease) in net assets derived from
principal transactions	(306)	(321)	(1,033)	(1,563)
Total increase (decrease) in net assets	107	293	779	(1,413)
Net assets at December 31, 2020	$2,519	$7,595	$24,639	$239

The accompanying notes are an integral part of these financial statements.
30

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Institutional Class
Net assets at January 1, 2019	$25,843	$—	$117,712	$9,145

Increase (decrease) in net assets
Operations:
Net investment income (loss)	467	236	848	212
Total realized gain (loss) on investments
and capital gains distributions	18	3	26,627	645
Net unrealized appreciation (depreciation)
of investments	—	171	9,612	1,362
Net increase (decrease) in net assets resulting from operations	485	410	37,087	2,219
Changes from principal transactions:
Premiums	1,748	59	3,630	333
Death benefits	(104)	(36)	(840)	(36)
Surrenders and withdrawals	(7,409)	(238)	(7,623)	(586)
Policy loans	446	(10)	(693)	28
Contract charges	(2,260)	(192)	(5,194)	(394)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	5,379	12,554	(1,173)	(30)
Increase (decrease) in net assets derived from
principal transactions	(2,200)	12,137	(11,893)	(685)
Total increase (decrease) in net assets	(1,715)	12,547	25,194	1,534
Net assets at December 31, 2019	24,128	12,547	142,906	10,679

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40	645	688	211
Total realized gain (loss) on investments
and capital gains distributions	9	(39)	23,241	676
Net unrealized appreciation (depreciation)
of investments	—	83	17,479	(341)
Net increase (decrease) in net assets resulting from operations	49	689	41,408	546
Changes from principal transactions:
Premiums	1,832	197	3,300	298
Death benefits	(85)	(99)	(928)	(58)
Surrenders and withdrawals	(6,463)	(574)	(6,295)	(739)
Policy loans	191	(49)	(602)	7
Contract charges	(2,230)	(516)	(5,212)	(352)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	9,065	277	(2,055)	(55)
Increase (decrease) in net assets derived from
principal transactions	2,310	(764)	(11,792)	(899)
Total increase (decrease) in net assets	2,359	(75)	29,616	(353)
Net assets at December 31, 2020	$26,487	$12,472	$172,522	$10,326
The accompanying notes are an integral part of these financial statements.
31

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

a

	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Growth Portfolio - Institutional Class	Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class
Net assets at January 1, 2019	$14,584	$15,027	$5,786	$7,293

Increase (decrease) in net assets
Operations:
Net investment income (loss)	224	367	145	176
Total realized gain (loss) on investments
and capital gains distributions	(24)	1,795	419	300
Net unrealized appreciation (depreciation)
of investments	363	984	599	833
Net increase (decrease) in net assets resulting from operations	563	3,146	1,163	1,309
Changes from principal transactions:
Premiums	647	778	339	283
Death benefits	(391)	(932)	—	(144)
Surrenders and withdrawals	(968)	(1,565)	(340)	(625)
Policy loans	25	(97)	(2)	4
Contract charges	(688)	(769)	(416)	(505)
Cost of insurance and administrative charges	—	1	—	—
Transfers between Divisions (including fixed account), net	390	45	(30)	2,106
Increase (decrease) in net assets derived from
principal transactions	(985)	(2,539)	(449)	1,119
Total increase (decrease) in net assets	(422)	607	714	2,428
Net assets at December 31, 2019	14,162	15,634	6,500	9,721

Increase (decrease) in net assets
Operations:
Net investment income (loss)	273	415	165	237
Total realized gain (loss) on investments
and capital gains distributions	(2)	821	213	249
Net unrealized appreciation (depreciation)
of investments	157	843	467	666
Net increase (decrease) in net assets resulting from operations	428	2,079	845	1,152
Changes from principal transactions:
Premiums	539	761	253	244
Death benefits	(83)	(170)	(138)	(25)
Surrenders and withdrawals	(464)	(471)	(205)	(339)
Policy loans	(7)	(54)	(1)	(47)
Contract charges	(643)	(694)	(305)	(514)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	163	(242)	197	107
Increase (decrease) in net assets derived from
principal transactions	(495)	(870)	(199)	(574)
Total increase (decrease) in net assets	(67)	1,209	646	578
Net assets at December 31, 2020	$14,095	$16,843	$7,146	$10,299

The accompanying notes are an integral part of these financial statements.
32

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2019	$66,507	$3,819	$1,159	$9,543

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,203	122	30	242
Total realized gain (loss) on investments
and capital gains distributions	6,707	66	68	1,279
Net unrealized appreciation (depreciation)
of investments	12,071	753	221	717
Net increase (decrease) in net assets resulting from operations	19,981	941	319	2,238
Changes from principal transactions:
Premiums	2,582	111	—	425
Death benefits	(630)	(43)	—	(114)
Surrenders and withdrawals	(4,267)	(264)	(76)	(561)
Policy loans	(336)	(43)	(5)	1
Contract charges	(3,397)	(165)	(54)	(481)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	534	268	(2)	(604)
Increase (decrease) in net assets derived from
principal transactions	(5,514)	(136)	(137)	(1,334)
Total increase (decrease) in net assets	14,467	805	182	904
Net assets at December 31, 2019	80,974	4,624	1,341	10,447

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,525	217	30	166
Total realized gain (loss) on investments
and capital gains distributions	5,416	153	165	(95)
Net unrealized appreciation (depreciation)
of investments	6,536	(636)	(287)	6
Net increase (decrease) in net assets resulting from operations	13,477	(266)	(92)	77
Changes from principal transactions:
Premiums	2,530	95	—	362
Death benefits	(420)	(9)	(30)	(24)
Surrenders and withdrawals	(3,398)	(219)	(39)	(549)
Policy loans	80	(16)	(2)	(3)
Contract charges	(3,358)	(133)	(39)	(393)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(1,142)	(66)	(28)	(918)
Increase (decrease) in net assets derived from
principal transactions	(5,708)	(348)	(138)	(1,525)
Total increase (decrease) in net assets	7,769	(614)	(230)	(1,448)
Net assets at December 31, 2020	$88,743	$4,010	$1,111	$8,999

The accompanying notes are an integral part of these financial statements.
33

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class
Net assets at January 1, 2019	$7,199	$28,239	$68,409	$12,875

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	348	1,266	383
Total realized gain (loss) on investments
and capital gains distributions	827	9,383	5,532	3,734
Net unrealized appreciation (depreciation)
of investments	1,381	(2,429)	9,723	(812)
Net increase (decrease) in net assets resulting from operations	2,217	7,302	16,521	3,305
Changes from principal transactions:
Premiums	264	1,162	1,669	403
Death benefits	(53)	(387)	(1,897)	(120)
Surrenders and withdrawals	(668)	(1,584)	(3,164)	(797)
Policy loans	(5)	(63)	(144)	(13)
Contract charges	(332)	(1,276)	(2,861)	(636)
Cost of insurance and administrative charges	—	9	—	—
Transfers between Divisions (including fixed account), net	122	(276)	323	100
Increase (decrease) in net assets derived from
principal transactions	(672)	(2,415)	(6,074)	(1,063)
Total increase (decrease) in net assets	1,545	4,887	10,447	2,242
Net assets at December 31, 2019	8,744	33,126	78,856	15,117

Increase (decrease) in net assets
Operations:
Net investment income (loss)	55	(10)	1,196	696
Total realized gain (loss) on investments
and capital gains distributions	1,044	883	7,232	(2,007)
Net unrealized appreciation (depreciation)
of investments	2,426	4,027	5,387	1,302
Net increase (decrease) in net assets resulting from operations	3,525	4,900	13,815	(9)
Changes from principal transactions:
Premiums	290	1,000	1,595	351
Death benefits	(27)	(175)	(634)	(24)
Surrenders and withdrawals	(495)	(1,847)	(3,402)	(661)
Policy loans	(54)	(97)	(360)	(10)
Contract charges	(365)	(1,132)	(2,717)	(550)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	2,424	(347)	(246)	283
Increase (decrease) in net assets derived from
principal transactions	1,773	(2,598)	(5,764)	(611)
Total increase (decrease) in net assets	5,298	2,302	8,051	(620)
Net assets at December 31, 2020	$14,042	$35,428	$86,907	$14,497

The accompanying notes are an integral part of these financial statements.
34

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution Moderately Aggressive Portfolio - Initial Class
Net assets at January 1, 2019	$13,380	$7,625	$5,900	$1,068

Increase (decrease) in net assets
Operations:
Net investment income (loss)	139	202	132	29
Total realized gain (loss) on investments
and capital gains distributions	1,316	146	627	99
Net unrealized appreciation (depreciation)
of investments	2,084	211	190	107
Net increase (decrease) in net assets resulting from operations	3,539	559	949	235
Changes from principal transactions:
Premiums	610	242	292	36
Death benefits	(126)	(138)	(99)	(27)
Surrenders and withdrawals	(859)	(509)	(312)	(3)
Policy loans	(50)	3	17	(8)
Contract charges	(641)	(357)	(277)	(75)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(699)	109	(99)	(73)
Increase (decrease) in net assets derived from
principal transactions	(1,765)	(650)	(478)	(150)
Total increase (decrease) in net assets	1,774	(91)	471	85
Net assets at December 31, 2019	15,154	7,534	6,371	1,153

Increase (decrease) in net assets
Operations:
Net investment income (loss)	387	197	205	24
Total realized gain (loss) on investments
and capital gains distributions	1,137	54	723	85
Net unrealized appreciation (depreciation)
of investments	563	398	(991)	44
Net increase (decrease) in net assets resulting from operations	2,087	649	(63)	153
Changes from principal transactions:
Premiums	581	221	247	74
Death benefits	(44)	(60)	(33)	—
Surrenders and withdrawals	(481)	(133)	(259)	(12)
Policy loans	(49)	(5)	26	(61)
Contract charges	(605)	(329)	(242)	(65)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(138)	(242)	2	(8)
Increase (decrease) in net assets derived from
principal transactions	(736)	(548)	(259)	(72)
Total increase (decrease) in net assets	1,351	101	(322)	81
Net assets at December 31, 2020	$16,505	$7,635	$6,049	$1,234

The accompanying notes are an integral part of these financial statements.
35

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

a

	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class	VY® Invesco Comstock Portfolio - Initial Class
Net assets at January 1, 2019	$66	$8,803	$4,814	$6,280

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(1)	34	168
Total realized gain (loss) on investments
and capital gains distributions	8	4,254	621	1,830
Net unrealized appreciation (depreciation)
of investments	10	(1,106)	332	(498)
Net increase (decrease) in net assets resulting from operations	19	3,147	987	1,500
Changes from principal transactions:
Premiums	—	236	147	235
Death benefits	—	(45)	(61)	(25)
Surrenders and withdrawals	(12)	(1,124)	(384)	(700)
Policy loans	—	14	2	(217)
Contract charges	(2)	(377)	(195)	(235)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(1)	(85)	388	(42)
Increase (decrease) in net assets derived from
principal transactions	(15)	(1,381)	(103)	(984)
Total increase (decrease) in net assets	4	1,766	884	516
Net assets at December 31, 2019	70	10,569	5,698	6,796

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(1)	47	143
Total realized gain (loss) on investments
and capital gains distributions	(7)	(723)	(47)	198
Net unrealized appreciation (depreciation)
of investments	3	3,624	432	(502)
Net increase (decrease) in net assets resulting from operations	(3)	2,900	432	(161)
Changes from principal transactions:
Premiums	—	214	143	195
Death benefits	—	(45)	(17)	(12)
Surrenders and withdrawals	(16)	(1,128)	(277)	(417)
Policy loans	—	10	14	(78)
Contract charges	(2)	(377)	(163)	(180)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	—	(604)	(160)	(272)
Increase (decrease) in net assets derived from
principal transactions	(18)	(1,930)	(460)	(764)
Total increase (decrease) in net assets	(21)	970	(28)	(925)
Net assets at December 31, 2020	$49	$11,539	$5,670	$5,871

The accompanying notes are an integral part of these financial statements.
36

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Oppenheimer Global Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Net assets at January 1, 2019	$6,494	$43,111	$5,844	$57,328

Increase (decrease) in net assets
Operations:
Net investment income (loss)	134	225	73	166
Total realized gain (loss) on investments
and capital gains distributions	270	9,273	676	9,343
Net unrealized appreciation (depreciation)
of investments	832	3,737	722	10,974
Net increase (decrease) in net assets resulting from operations	1,236	13,235	1,471	20,483
Changes from principal transactions:
Premiums	250	1,710	—	1,860
Death benefits	(59)	(417)	(56)	(276)
Surrenders and withdrawals	(348)	(2,398)	(386)	(3,825)
Policy loans	(41)	(136)	(56)	(408)
Contract charges	(316)	(2,006)	(229)	(2,591)
Cost of insurance and administrative charges	—	9	—	9
Transfers between Divisions (including fixed account), net	(287)	(730)	(145)	(688)
Increase (decrease) in net assets derived from
principal transactions	(801)	(3,968)	(872)	(5,919)
Total increase (decrease) in net assets	435	9,267	599	14,564
Net assets at December 31, 2019	6,929	52,378	6,443	71,892

Increase (decrease) in net assets
Operations:
Net investment income (loss)	113	569	70	41
Total realized gain (loss) on investments
and capital gains distributions	131	3,675	171	10,273
Net unrealized appreciation (depreciation)
of investments	295	8,824	(343)	10,385
Net increase (decrease) in net assets resulting from operations	539	13,068	(102)	20,699
Changes from principal transactions:
Premiums	220	1,573	—	1,748
Death benefits	(43)	(210)	(4)	(394)
Surrenders and withdrawals	(206)	(2,267)	(352)	(4,270)
Policy loans	54	(44)	(33)	(310)
Contract charges	(276)	(1,941)	(186)	(2,526)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(551)	(2,298)	(76)	(2,788)
Increase (decrease) in net assets derived from
principal transactions	(802)	(5,187)	(651)	(8,540)
Total increase (decrease) in net assets	(263)	7,881	(753)	12,159
Net assets at December 31, 2020	$6,666	$60,259	$5,690	$84,051

The accompanying notes are an integral part of these financial statements.
37

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I
Net assets at January 1, 2019	$7	$446	$62	$6,616

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	13	1	115
Total realized gain (loss) on investments
and capital gains distributions	—	45	10	793
Net unrealized appreciation (depreciation)
of investments	—	43	(2)	906
Net increase (decrease) in net assets resulting from operations	—	101	9	1,814
Changes from principal transactions:
Premiums	—	—	—	212
Death benefits	—	—	—	(80)
Surrenders and withdrawals	—	—	(18)	(386)
Policy loans	—	—	—	(16)
Contract charges	—	(8)	(2)	(319)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	—	(1)	1	(308)
Increase (decrease) in net assets derived from
principal transactions	—	(9)	(19)	(897)
Total increase (decrease) in net assets	—	92	(10)	917
Net assets at December 31, 2019	7	538	52	7,533

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	11	1	100
Total realized gain (loss) on investments
and capital gains distributions	—	44	3	745
Net unrealized appreciation (depreciation)
of investments	—	21	1	349
Net increase (decrease) in net assets resulting from operations	—	76	5	1,194
Changes from principal transactions:
Premiums	—	—	—	174
Death benefits	—	—	—	(37)
Surrenders and withdrawals	—	(4)	(3)	(348)
Policy loans	—	—	—	(1)
Contract charges	—	(8)	(2)	(298)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	—	(1)	2	8
Increase (decrease) in net assets derived from
principal transactions	—	(13)	(3)	(502)
Total increase (decrease) in net assets	—	63	2	692
Net assets at December 31, 2020	$7	$601	$54	$8,225

The accompanying notes are an integral part of these financial statements.
38

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I
Net assets at January 1, 2019	$9,535	$3,745	$10,223	$8,272

Increase (decrease) in net assets
Operations:
Net investment income (loss)	279	62	151	87
Total realized gain (loss) on investments
and capital gains distributions	626	513	827	1,057
Net unrealized appreciation (depreciation)
of investments	1,064	465	1,703	512
Net increase (decrease) in net assets resulting from operations	1,969	1,040	2,681	1,656
Changes from principal transactions:
Premiums	316	116	321	187
Death benefits	(112)	(1)	(44)	(31)
Surrenders and withdrawals	(555)	(225)	(669)	(669)
Policy loans	(142)	(68)	(77)	(23)
Contract charges	(449)	(144)	(423)	(325)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(407)	(266)	37	(1,288)
Increase (decrease) in net assets derived from
principal transactions	(1,349)	(588)	(855)	(2,149)
Total increase (decrease) in net assets	620	452	1,826	(493)
Net assets at December 31, 2019	10,155	4,197	12,049	7,779

Increase (decrease) in net assets
Operations:
Net investment income (loss)	219	56	149	70
Total realized gain (loss) on investments
and capital gains distributions	18	458	(552)	(324)
Net unrealized appreciation (depreciation)
of investments	(398)	(19)	1,239	459
Net increase (decrease) in net assets resulting from operations	(161)	495	836	205
Changes from principal transactions:
Premiums	282	108	276	145
Death benefits	(29)	(1)	(49)	(44)
Surrenders and withdrawals	(257)	(95)	(443)	(433)
Policy loans	(12)	(18)	37	24
Contract charges	(373)	(133)	(381)	(256)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(462)	(523)	87	(176)
Increase (decrease) in net assets derived from
principal transactions	(851)	(662)	(473)	(740)
Total increase (decrease) in net assets	(1,012)	(167)	363	(535)
Net assets at December 31, 2020	$9,143	$4,030	$12,412	$7,244

The accompanying notes are an integral part of these financial statements.
39

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

a

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class I
Net assets at January 1, 2019	$3,640	$114,163	$1,920	$24,421

Increase (decrease) in net assets
Operations:
Net investment income (loss)	105	1,028	30	645
Total realized gain (loss) on investments
and capital gains distributions	41	14,962	148	2,315
Net unrealized appreciation (depreciation)
of investments	585	22,893	314	3,088
Net increase (decrease) in net assets resulting from operations	731	38,883	492	6,048
Changes from principal transactions:
Premiums	64	3,971	62	1,030
Death benefits	(14)	(1,480)	(2)	(295)
Surrenders and withdrawals	(272)	(6,904)	(121)	(1,444)
Policy loans	(6)	(411)	(6)	(60)
Contract charges	(176)	(5,800)	(117)	(1,275)
Cost of insurance and administrative charges	—	9	—	—
Transfers between Divisions (including fixed account), net	85	(449)	(290)	(256)
Increase (decrease) in net assets derived from
principal transactions	(319)	(11,064)	(474)	(2,300)
Total increase (decrease) in net assets	412	27,819	18	3,748
Net assets at December 31, 2019	4,052	141,982	1,938	28,169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	85	669	34	261
Total realized gain (loss) on investments
and capital gains distributions	11	17,557	163	1,648
Net unrealized appreciation (depreciation)
of investments	164	33,341	355	(1,741)
Net increase (decrease) in net assets resulting from operations	260	51,567	552	168
Changes from principal transactions:
Premiums	59	3,776	93	1,010
Death benefits	(43)	(1,076)	(3)	(121)
Surrenders and withdrawals	(99)	(6,580)	(108)	(845)
Policy loans	(8)	(294)	34	(36)
Contract charges	(163)	(6,113)	(145)	(1,160)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	8	(1,998)	1,776	(455)
Increase (decrease) in net assets derived from
principal transactions	(246)	(12,285)	1,647	(1,607)
Total increase (decrease) in net assets	14	39,282	2,199	(1,439)
Net assets at December 31, 2020	$4,066	$181,264	$4,137	$26,730

The accompanying notes are an integral part of these financial statements.
40

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I
Net assets at January 1, 2019	$3,143	$1,951	$6,796	$6,844

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	24	31	174
Total realized gain (loss) on investments
and capital gains distributions	376	223	784	(32)
Net unrealized appreciation (depreciation)
of investments	545	241	892	428
Net increase (decrease) in net assets resulting from operations	949	488	1,707	570
Changes from principal transactions:
Premiums	108	47	279	242
Death benefits	(18)	(18)	(201)	(15)
Surrenders and withdrawals	(404)	(118)	(417)	(358)
Policy loans	3	(6)	(8)	(16)
Contract charges	(125)	(70)	(301)	(393)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	(107)	183	(163)	622
Increase (decrease) in net assets derived from
principal transactions	(543)	18	(811)	82
Total increase (decrease) in net assets	406	506	896	652
Net assets at December 31, 2019	3,549	2,457	7,692	7,496

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	24	39	228
Total realized gain (loss) on investments
and capital gains distributions	354	(276)	(344)	509
Net unrealized appreciation (depreciation)
of investments	1,251	460	1,123	(195)
Net increase (decrease) in net assets resulting from operations	1,613	208	818	542
Changes from principal transactions:
Premiums	108	41	288	235
Death benefits	(18)	(16)	(67)	(18)
Surrenders and withdrawals	(119)	(30)	(273)	(701)
Policy loans	37	15	2	17
Contract charges	(136)	(60)	(264)	(435)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions (including fixed account), net	2,622	(459)	(128)	1,359
Increase (decrease) in net assets derived from
principal transactions	2,494	(509)	(442)	457
Total increase (decrease) in net assets	4,107	(301)	376	999
Net assets at December 31, 2020	$7,656	$2,156	$8,068	$8,495

The accompanying notes are an integral part of these financial statements.
41

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Statements of Changes in Net Assets
For the Years Ended December 31, 2020 and 2019
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2019	$14,600	$18,455

Increase (decrease) in net assets
Operations:
Net investment income (loss)	41	(5)
Total realized gain (loss) on investments
and capital gains distributions	2,177	2,768
Net unrealized appreciation (depreciation)
of investments	1,873	1,833
Net increase (decrease) in net assets resulting from operations	4,091	4,596
Changes from principal transactions:
Premiums	260	722
Death benefits	(274)	(111)
Surrenders and withdrawals	(678)	(1,024)
Policy loans	(269)	(139)
Contract charges	(586)	(794)
Cost of insurance and administrative charges	—	—
Transfers between Divisions (including fixed account), net	(715)	(1,365)
Increase (decrease) in net assets derived from
principal transactions	(2,262)	(2,711)
Total increase (decrease) in net assets	1,829	1,885
Net assets at December 31, 2019	16,429	20,340

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	(5)
Total realized gain (loss) on investments
and capital gains distributions	1,135	35
Net unrealized appreciation (depreciation)
of investments	5,139	4,909
Net increase (decrease) in net assets resulting from operations	6,291	4,939
Changes from principal transactions:
Premiums	237	643
Death benefits	(124)	(153)
Surrenders and withdrawals	(630)	(829)
Policy loans	(59)	(92)
Contract charges	(560)	(715)
Cost of insurance and administrative charges	—	—
Transfers between Divisions (including fixed account), net	(158)	(403)
Increase (decrease) in net assets derived from
principal transactions	(1,294)	(1,549)
Total increase (decrease) in net assets	4,997	3,390
Net assets at December 31, 2020	$21,426	$23,730

The accompanying notes are an integral part of these financial statements.
42

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

1.Organization
ReliaStar Life Insurance Company Select*Life Variable Account (the “Account”) was established by ReliaStar Life Insurance Company (“ReliaStar Life” or “the Company”) to support the operations of variable life policies (“Policies”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. The Policies consist of the Select*Life I product and Select*Life Series 2000 product, which incorporates Select*Life II, Select*Life III, Variable Estate Design, Flexdesign® VUL, Voya Protector Elite, Voya Investor Elite and Variable Accumulation DesignSM products. ReliaStar Life provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the policyholders. The portion of the Account’s assets applicable to Policies will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2020, the Account had 58 investment divisions (the “Divisions”), 9 of which invest in independently managed mutual funds and 49 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (“the Trusts”).

The Divisions with asset balances at December 31, 2020 and related Trusts are as follows:

American Funds® Insurance Series:	Fidelity® Variable Insurance Products V:
Growth Fund - Class 2	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Growth-Income Fund - Class 2	Fidelity® Variable Insurance Products:
International Fund - Class 2	Fidelity® VIP Equity-Income Portfolio - Initial Class
BlackRock Variable Series Funds, Inc.:	Neuberger Berman Advisers Management Trust®:
BlackRock Global Allocation V.I. Fund - Class III	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio -Class I Shares
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	Voya Balanced Portfolio, Inc.:
Fidelity® VIP Index 500 Portfolio - Initial Class	Voya Balanced Portfolio - Class I

43

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Voya Intermediate Bond Portfolio:	Voya Partners, Inc.: (continued)
Voya Intermediate Bond Portfolio - Class I	VY® Invesco Equity and Income Portfolio - Initial Class
Voya Investors Trust:	VY® Invesco Oppenheimer Global Portfolio - Initial Class
Voya Global Perspectives® Portfolio - Class I	VY® JPMorgan Mid Cap Value Portfolio - Initial Class
Voya Government Liquid Assets Portfolio - Class I	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Voya High Yield Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Institutional Class	Voya Strategic Allocation Portfolios, Inc.:
Voya Large Cap Value Portfolio - Institutional Class	Voya Strategic Allocation Conservative Portfolio - Class I
Voya Limited Maturity Bond Portfolio - Service Class	Voya Strategic Allocation Growth Portfolio - Class I
Voya Retirement Growth Portfolio - Institutional Class	Voya Strategic Allocation Moderate Portfolio - Class I
Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Variable Funds:
Voya Retirement Moderate Portfolio - Institutional Class	Voya Growth and Income Portfolio - Class I
Voya U.S. Stock Index Portfolio - Institutional Class	Voya Variable Portfolios, Inc.:
VY® Clarion Global Real Estate Portfolio - Service Class	Voya Global High Dividend Low Volatility Portfolio - Class I
VY® Clarion Real Estate Portfolio - Institutional Class	Voya Index Plus LargeCap Portfolio - Class I
VY® Invesco Growth and Income Portfolio - Service Class	Voya Index Plus MidCap Portfolio - Class I
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	Voya Index Plus SmallCap Portfolio - Class I
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	Voya International Index Portfolio - Class S
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	Voya Russell™ Large Cap Growth Index Portfolio - Class I
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	Voya Russell™ Large Cap Index Portfolio - Class I
VY® T. Rowe Price International Stock Portfolio - Institutional Class	Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Partners, Inc.:	Voya Russell™ Mid Cap Growth Index Portfolio - Class I
Voya Global Bond Portfolio - Service Class	Voya Russell™ Small Cap Index Portfolio - Class I
Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Small Company Portfolio - Class I
Voya Solution Moderately Aggressive Portfolio - Initial Class	Voya U.S. Bond Index Portfolio - Class I
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	Voya Variable Products Trust:
VY® Baron Growth Portfolio - Initial Class	Voya MidCap Opportunities Portfolio - Class I
VY® Columbia Small Cap Value II Portfolio - Initial Class	Voya SmallCap Opportunities Portfolio - Class I
VY® Invesco Comstock Portfolio - Initial Class

The names of certain Trusts and Divisions were changed during 2020. The following is a summary of current and former names for those Trust and Divisions:

Current Name	Former Name
Voya Variable Portfolios, Inc.:	Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global Equity Portfolio - Class I

During 2020, there were no Divisions closed to policyholders.

44

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

2. Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to policyholders. Accordingly, earnings and realized capital gains of the Account attributable to the policyholders are excluded in the determination of the federal income tax liability of ReliaStar Life, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Policyholder Reserves

Policyholder reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the policyholders invested in the Account Divisions. To the extent that benefits to be paid to the policyholders exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

45

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to policyholder activity, including premiums, death benefits, surrenders and withdrawals, policy loans, contract charges, cost of insurance and administrative charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life). Any net unsettled transactions as of the reporting date are included in payable to receivable from related parties on the Statements of Assets and Liabilities.

Subsequent Events

The Account has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Account is not aware of any subsequent events that would have a material effect on the financial statements of the Account except as follows:

On January 4, 2021, Voya Financial, Inc. (“Voya Financial”) consummated a series of transactions pursuant to a Master Transaction Agreement (the “Resolution MTA”) entered into on December 18, 2019 with Resolution Life U.S. Holdings Inc., a Delaware corporation (“Resolution Life US”), pursuant to which Resolution Life US acquired all of the shares of the capital stock of several subsidiaries of Voya Financial including Security Life of Denver Company ("SLD").

Concurrently with the sale, SLD entered into reinsurance agreements with Reliastar Life Insurance Company ("RLI"), ReliaStar Life Insurance Company of New York ("RLNY"), and Voya Retirement Insurance and Annuity Company ("VRIAC"), each of which is a direct or indirect wholly owned subsidiary of Voya Financial. Pursuant to these agreements, RLI and VRIAC reinsured to SLD a 100% quota share, and RLNY reinsured to SLD a 75% quota share, of their respective individual life insurance and annuities businesses. RLI, RLNY, and VRIAC remain subsidiaries of Voya Financial and remain liable to the underlying policyholders, even if SLD defaults on its obligations with respect to the ceded business.

3. Financial Instruments
    The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.
The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2020 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2020. The Account had no liabilities as of December 31, 2020.
46

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
▪Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.    Charges and Fees
Under the terms of the Policies, certain charges and fees are incurred by the Policies to cover ReliaStar Life’s expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges and fees:

Premium Expense Charge

ReliaStar Life deducts a premium charge ranging from 3.00% to 8.00% of each premium payment as defined in the Policies. These charges are assessed through the redemption of units.

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Policies, deducts a mortality and expense risk charge from the assets of the Account. Monthly charges are deducted at annual rates of up to 0.90% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Policies. These charges are assessed through a reduction in unit values.

47

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

Other Policy Charges

The cost of insurance charge varies based on the insured’s sex, issue age, policy year, rate class, and the face amount of the Policies. The monthly amount charged and charges for optional insurance benefits vary based on a number of factors and are defined in the Policies. These charges are assessed through the redemption of units.

The monthly administrative charge currently ranges from $8.25 to $19.00 per month. Monthly administrative charges for Select*Life II (policies with policy dates before February 17, 2004), Select*Life III, Flexdesign® VUL, Variable Estate Design and Variable Accumulation Design products are guaranteed not to exceed $12.00 per month. Monthly administrative charges for Select*Life II policies with policy dates on or after February 17, 2004 are guaranteed not to exceed $10.00 per month. These charges are assessed through the redemption of units.

Surrender and Lapse Charges

As defined in the Policies, ReliaStar Life assesses a surrender charge if the Policies lapse or are surrendered before a specified period. These charges are assessed through the redemption of units.

Fees Waived by ReliaStar Life

Certain charges and fees for various types of Policies may be waived by ReliaStar Life. ReliaStar Life reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.    Related Party Transactions
Management fees were paid to VIL, an affiliate of the Company, in its capacity as investment adviser to Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.
48

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

6. Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 follow:

	Purchases	Sales
	(Dollars in thousands)
American Funds Insurance Series®:
Growth Fund - Class 2	$3,415	$8,005
Growth-Income Fund - Class 2	2,510	4,487
International Fund - Class 2	825	2,879
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	946	1,650
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,110	9,633
Fidelity® VIP Index 500 Portfolio - Initial Class	30	324
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	55	247
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	5,442	6,597
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	145	347
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	875	861
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	6,042	5,699
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	136	1,587
Voya Government Liquid Assets Portfolio - Class I	15,335	12,976
Voya High Yield Portfolio - Institutional Class	1,534	1,653
Voya Large Cap Growth Portfolio - Institutional Class	18,472	12,897
Voya Large Cap Value Portfolio - Institutional Class	1,307	1,128
Voya Limited Maturity Bond Portfolio - Service Class	1,659	1,881
Voya Retirement Growth Portfolio - Institutional Class	1,420	1,251
Voya Retirement Moderate Growth Portfolio - Institutional Class	837	597
Voya Retirement Moderate Portfolio - Institutional Class	939	947
Voya U.S. Stock Index Portfolio - Institutional Class	6,580	7,761
VY® Clarion Global Real Estate Portfolio - Service Class	1,063	874
VY® Clarion Real Estate Portfolio - Institutional Class	146	138
VY® Invesco Growth and Income Portfolio - Service Class	1,025	1,689
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	4,168	1,732
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	825	3,433
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	11,540	9,945
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	2,912	2,654
VY® T. Rowe Price International Stock Portfolio - Institutional Class	1,373	1,389
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	1,735	2,085
Voya International High Dividend Low Volatility Portfolio - Initial Class	1,312	666
Voya Solution Moderately Aggressive Portfolio - Initial Class	231	199
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	1	18
VY® Baron Growth Portfolio - Initial Class	1,041	2,972

Voya Partners, Inc. (continued):
VY® Columbia Small Cap Value II Portfolio - Initial Class	$571	$793
VY® Invesco Comstock Portfolio - Initial Class	383	846
VY® Invesco Equity and Income Portfolio - Initial Class	529	952
VY® Invesco Oppenheimer Global Portfolio - Initial Class	3,246	6,054
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	502	664
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	7,097	9,905
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	—	—
Voya Strategic Allocation Growth Portfolio - Class I	53	12
Voya Strategic Allocation Moderate Portfolio - Class I	4	4
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	1,021	702
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	312	944
Voya Index Plus LargeCap Portfolio - Class I	720	1,004
Voya Index Plus MidCap Portfolio - Class I	987	1,312
Voya Index Plus SmallCap Portfolio - Class I	418	1,014
Voya International Index Portfolio - Class S	251	412
Voya Russell™ Large Cap Growth Index Portfolio - Class I	9,231	14,206
Voya Russell™ Large Cap Index Portfolio - Class I	2,398	633
Voya Russell™ Large Cap Value Index Portfolio - Class I	1,255	1,869
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	4,487	1,794
Voya Russell™ Small Cap Index Portfolio - Class I	895	1,245
Voya Small Company Portfolio - Class I	602	888
Voya U.S. Bond Index Portfolio - Class I	6,610	5,885
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	1,591	1,968
Voya SmallCap Opportunities Portfolio - Class I	325	1,790

49

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

7.    Changes in Units
The net changes in units outstanding follow:

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Insurance Series®:
Growth Fund - Class 2	54,254	150,044	(95,790)	44,909	175,672	(130,763)
Growth-Income Fund - Class 2	47,619	123,056	(75,437)	37,782	144,640	(106,858)
International Fund - Class 2	42,058	102,039	(59,981)	39,834	90,901	(51,067)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	29,516	94,142	(64,626)	19,762	148,045	(128,283)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	35,394	105,388	(69,994)	35,000	141,480	(106,480)
Fidelity® VIP Index 500 Portfolio - Initial Class	—	3,179	(3,179)	—	1,721	(1,721)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	6,164	(6,164)	—	10,970	(10,970)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	50,187	110,576	(60,389)	64,547	115,352	(50,805)
Neuberger Berman Advisers Management Trust®:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	1,725	8,909	(7,184)	2,128	11,545	(9,417)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	31,352	53,625	(22,273)	16,708	47,695	(30,987)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	240,826	283,327	(42,501)	120,260	209,421	(89,161)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	2,003	102,893	(100,890)	5,438	2,890	2,548
Voya Government Liquid Assets Portfolio - Class I	1,505,056	1,319,764	185,292	857,306	1,038,045	(180,739)
Voya High Yield Portfolio - Institutional Class	108,040	180,866	(72,826)	1,247,979	60,725	1,187,254
Voya Large Cap Growth Portfolio - Institutional Class	91,918	295,719	(203,801)	101,432	345,762	(244,330)
Voya Large Cap Value Portfolio - Institutional Class	25,196	65,167	(39,971)	28,112	59,811	(31,699)
Voya Limited Maturity Bond Portfolio - Service Class	132,555	167,611	(35,056)	149,234	220,383	(71,149)
Voya Retirement Growth Portfolio - Institutional Class	46,173	87,664	(41,491)	49,424	177,725	(128,301)
Voya Retirement Moderate Growth Portfolio - Institutional Class	25,816	36,061	(10,245)	29,078	51,704	(22,626)
Voya Retirement Moderate Portfolio - Institutional Class	31,444	61,030	(29,586)	158,006	97,673	60,333
Voya U.S. Stock Index Portfolio - Institutional Class	128,687	279,994	(151,307)	143,276	304,184	(160,908)
50

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Investors Trust: (continued)
VY® Clarion Global Real Estate Portfolio - Service Class	53,730	79,622	(25,892)	65,339	73,638	(8,299)
VY® Clarion Real Estate Portfolio - Institutional Class	—	2,627	(2,627)	—	2,497	(2,497)
VY® Invesco Growth and Income Portfolio - Service Class	19,244	76,231	(56,987)	20,469	69,224	(48,755)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	167,136	90,636	76,500	46,185	79,891	(33,706)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	51,746	111,813	(60,067)	46,519	105,422	(58,903)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	118,091	205,160	(87,069)	98,983	208,489	(109,506)
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	70,742	92,775	(22,033)	28,603	58,700	(30,097)
VY® T. Rowe Price International Stock Portfolio - Institutional Class	51,473	81,401	(29,928)	33,453	110,592	(77,139)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	102,397	131,823	(29,426)	87,432	125,716	(38,284)
Voya International High Dividend Low Volatility Portfolio - Initial Class	46,621	65,141	(18,520)	38,648	72,811	(34,163)
Voya Solution Moderately Aggressive Portfolio - Initial Class	9,754	15,073	(5,319)	3,036	14,778	(11,742)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	—	548	(548)	—	399	(399)
VY® Baron Growth Portfolio - Initial Class	29,878	73,971	(44,093)	29,331	67,350	(38,019)
VY® Columbia Small Cap Value II Portfolio - Initial Class	24,357	46,958	(22,601)	29,067	33,232	(4,165)
VY® Invesco Comstock Portfolio - Initial Class	8,336	34,237	(25,901)	9,085	42,012	(32,927)
VY® Invesco Equity and Income Portfolio - Initial Class	12,121	42,145	(30,024)	11,669	39,513	(27,844)
VY® Invesco Oppenheimer Global Portfolio - Initial Class	74,368	224,373	(150,005)	79,040	207,141	(128,101)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	—	14,457	(14,457)	154	17,673	(17,519)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	75,033	246,322	(171,289)	76,210	217,736	(141,526)
Voya Strategic Allocation Conservative Portfolio - Class I	—	22	(22)	—	22	(22)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Growth Portfolio - Class I	—	484	(484)	—	379	(379)
Voya Strategic Allocation Moderate Portfolio - Class I	—	190	(190)	—	920	(920)
Voya Growth and Income Portfolio - Class I	11,044	31,924	(20,880)	20,017	60,617	(40,600)
Voya Variable Funds:
Voya Global High Dividend Low Volatility Portfolio - Class I	31,167	99,134	(67,967)	35,002	140,607	(105,605)
Voya Variable Portfolios, Inc.:
Voya Index Plus LargeCap Portfolio - Class I	11,318	30,831	(19,513)	12,263	30,257	(17,994)
Voya Index Plus MidCap Portfolio - Class I	36,435	51,261	(14,826)	18,595	42,273	(23,678)
Voya Index Plus SmallCap Portfolio - Class I	14,735	39,173	(24,438)	11,434	73,117	(61,683)
Voya International Index Portfolio - Class S	11,558	23,998	(12,440)	10,886	26,919	(16,033)

51

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Year ended December 31
	2020			2019
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Variable Portfolios, Inc.(continued):
Voya Russell™ Large Cap Growth Index Portfolio - Class I	115,048	326,968	(211,920)	139,663	389,685	(250,022)
Voya Russell™ Large Cap Index Portfolio - Class I	49,108	16,668	32,440	4,124	17,135	(13,011)
Voya Russell™ Large Cap Value Index Portfolio - Class I	41,085	91,180	(50,095)	41,564	112,311	(70,747)
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	81,133	36,950	44,183	19,485	33,841	(14,356)
Voya Russell™ Small Cap Index Portfolio - Class I	29,536	53,972	(24,436)	18,886	18,301	585
Voya Small Company Portfolio - Class I	33,586	53,307	(19,721)	15,352	49,829	(34,477)
Voya U.S. Bond Index Portfolio - Class I	410,852	381,973	28,879	139,534	134,080	5,454
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	27,638	67,278	(39,640)	15,390	90,449	(75,059)
Voya SmallCap Opportunities Portfolio - Class I	9,357	24,881	(15,524)	11,543	40,449	(28,906)

52

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

8.    Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Policies, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2020, 2019, 2018, 2017, and 2016, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Growth Fund - Class 2
2020		949	$58.65	to	$89.67	$84,330	0.29%	0.00%	to	0.80%	50.85%	to	52.06%
2019		1,045	$38.88	to	$58.97	$61,039	0.75%	0.00%	to	0.80%	29.73%	to	30.78%
2018		1,176	$29.97	to	$45.09	$52,426	0.46%	0.00%	to	0.80%	-1.06%	to	-0.24%
2017		1,278	$30.28	to	$45.20	$57,121	0.50%	0.00%	to	0.80%	27.27%	to	28.30%
2016		1,414	$23.80	to	$35.23	$49,278	0.74%	0.00%	to	0.80%	8.63%	to	9.48%
Growth-Income Fund - Class 2
2020		759	$35.92	to	$53.91	$40,343	1.25%	0.00%	to	0.80%	12.64%	to	13.54%
2019		835	$31.89	to	$47.48	$39,106	1.69%	0.00%	to	0.80%	25.11%	to	26.14%
2018		942	$25.49	to	$37.64	$34,926	1.47%	0.00%	to	0.80%	-2.56%	to	-1.80%
2017		1,032	$26.16	to	$38.33	$38,998	1.39%	0.00%	to	0.80%	21.39%	to	22.38%
2016		1,112	$21.55	to	$31.32	$34,406	1.39%	0.00%	to	0.80%	10.63%	to	11.54%
International Fund - Class 2
2020		596	$26.63	to	$47.55	$27,790	0.57%	0.00%	to	0.80%	13.08%	to	13.97%
2019		657	$23.55	to	$41.72	$26,867	1.45%	0.00%	to	0.80%	21.89%	to	22.89%
2018		708	$19.32	to	$33.95	$23,583	1.73%	0.00%	to	0.80%	-13.83%	to	-13.15%
2017		766	$22.42	to	$39.09	$29,389	1.30%	0.00%	to	0.80%	31.11%	to	32.15%
2016		797	$17.10	to	$29.58	$23,124	1.36%	0.00%	to	0.80%	2.70%	to	3.54%
BlackRock Global Allocation V.I. Fund - Class III
2020		339	$23.23	to	$25.52	$8,615	1.15%	0.00%	to	0.80%	19.74%	to	20.72%
2019		404	$19.40	to	$21.14	$8,473	1.16%	0.00%	to	0.80%	16.80%	to	17.77%
2018		532	$16.61	to	$17.95	$9,499	0.84%	0.00%	to	0.80%	-8.33%	to	-7.57%
2017		535	$18.12	to	$19.42	$10,350	1.30%	0.00%	to	0.80%	12.83%	to	13.70%
2016		558	$16.06	to	$17.08	$9,499	1.17%	0.00%	to	0.80%	2.95%	to	3.77%

53

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Contrafund® Portfolio - Initial Class
2020		747	$76.12	to	$163.48	$117,452	0.24%	0.00%	to	0.80%	29.52%	to	30.58%
2019		817	$58.77	to	$125.20	$97,810	0.47%	0.00%	to	0.80%	30.51%	to	31.57%
2018		924	$45.03	to	$95.16	$83,682	0.74%	0.00%	to	0.80%	-7.12%	to	-6.38%
2017		1,008	$48.48	to	$101.64	$97,769	1.01%	0.00%	to	0.80%	20.90%	to	21.89%
2016		1,069	$40.10	to	$83.39	$85,142	0.78%	0.00%	to	0.80%	7.13%	to	8.00%
Fidelity® VIP Index 500 Portfolio - Initial Class
2020		14		$112.66		$1,565	1.56%		0.80%			17.29%
2019		17		$96.05		$1,640	1.98%		0.80%			30.29%
2018		19		$73.72		$1,385	1.89%		0.80%			-5.26%
2017		22		$77.81		$1,681	1.78%		0.80%			20.75%
2016		24		$64.44		$1,523	1.38%		0.80%			10.97%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2020		60	$41.06	to	$42.62	$2,463	2.18%	0.00%	to	0.80%	8.53%	to	9.38%
2019		66	$37.54	to	$39.27	$2,486	2.65%	0.00%	to	0.80%	8.78%	to	9.67%
2018		77	$34.23	to	$36.10	$2,648	2.33%	0.00%	to	0.80%	-1.34%	to	-0.52%
2017		89	$34.41	to	$36.59	$3,097	2.35%	0.00%	to	0.80%	3.39%	to	4.21%
2016		101	$33.02	to	$35.39	$3,353	2.26%	0.00%	to	0.80%	3.90%	to	4.76%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2020		721	$91.04	to	$125.86	$69,919	1.62%	0.00%	to	0.80%	5.84%	to	6.70%
2019		781	$85.32	to	$118.91	$71,213	2.01%	0.00%	to	0.80%	26.42%	to	27.44%
2018		832	$66.95	to	$94.06	$59,718	2.30%	0.00%	to	0.80%	-9.03%	to	-8.29%
2017		912	$73.00	to	$103.39	$71,504	1.67%	0.00%	to	0.80%	12.00%	to	12.88%
2016		995	$64.67	to	$92.32	$69,268	2.24%	0.00%	to	0.80%	17.07%	to	18.03%
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares
2020		50	$36.21	to	$50.82	$2,519	0.53%	0.00%	to	0.80%	18.60%	to	19.55%
2019		57	$30.53	to	$42.51	$2,412	0.39%	0.00%	to	0.80%	24.87%	to	25.88%
2018		66	$24.45	to	$33.77	$2,233	0.50%	0.00%	to	0.80%	-6.47%	to	-5.72%
2017		71	$26.14	to	$35.82	$2,558	0.51%	0.00%	to	0.80%	17.48%	to	18.45%
2016		80	$22.25	to	$30.24	$2,425	0.64%	0.00%	to	0.80%	8.96%	to	9.84%

54

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Balanced Portfolio - Class I
2020		342	$20.21	to	$22.74	$7,595	2.13%	0.00%	to	0.80%	9.96%	to	10.82%
2019		364	$18.38	to	$20.52	$7,302	2.44%	0.00%	to	0.80%	18.12%	to	19.09%
2018		395	$15.56	to	$17.23	$6,655	1.64%	0.00%	to	0.80%	-7.55%	to	-6.81%
2017		357	$16.83	to	$18.49	$6,417	2.82%	0.00%	to	0.80%	13.79%	to	14.70%
2016		306	$14.79	to	$16.12	$4,773	2.31%	0.00%	to	0.80%	6.94%	to	7.83%
Voya Intermediate Bond Portfolio - Class I
2020		998	$18.14	to	$24.90	$24,639	3.54%	0.00%	to	0.80%	6.89%	to	7.84%
2019		1,041	$16.97	to	$23.09	$23,860	3.33%	0.00%	to	0.80%	8.99%	to	9.85%
2018		1,130	$15.57	to	$21.02	$23,461	0.0368	0.00%	to	0.80%	-1.33%	to	-0.57%
2017		1,344	$15.78	to	$21.14	$28,082	3.29%	0.00%	to	0.80%	4.23%	to	5.07%
2016		1,555	$15.14	to	$20.12	$30,947	0.0226	0.00%	to	0.80%	3.49%	to	4.30%
Voya Global Perspectives® Portfolio - Class I
2020		14	$15.64	to	$16.64	$239	6.03%	0.00%	to	0.80%	16.12%	to	20.12%
2019		115		$14.33		$1,652	3.58%		—			18.33%
2018		113		$12.11		$1,365	5.76%		—			-7.20%
2017		10		$13.05		$129	3.11%		—			14.98%
2016		11	$11.02	to	$11.35	$120	3.75%	0.00%	to	0.80%	5.96%	to	6.77%
Voya Government Liquid Assets Portfolio - Class I
2020		2,160	$10.81	to	$12.46	$26,487	0.24%	0.00%	to	0.80%	-0.55%	to	0.32%
2019		1,975	$10.87	to	$12.42	$24,128	1.96%	0.00%	to	0.80%	1.21%	to	1.97%
2018		2,155	$10.74	to	$12.18	$25,843	1.56%	0.00%	to	0.80%	0.85%	to	1.67%
2017		2,042	$10.65	to	$11.98	$24,091	0.60%	0.00%	to	0.80%	-0.19%	to	0.67%
2016		2,445	$10.67	to	$11.90	$28,768	0.14%	0.00%	to	0.80%	-0.56%	to	0.17%
Voya High Yield Portfolio - Institutional Class
2020		1,114	$11.06	to	$11.21	$12,472	5.25%	0.00%	to	0.80%	5.13%	to	5.95%
2019	5/29/2019	1,187	$10.52	to	$10.58	$12,547	(d)	0.00%	to	0.80%		(d)
2018		(d)		(d)		(d)	(d)		(d)			(d)
2017		(d)		(d)		(d)	(d)		(d)			(d)
2016		(d)		(d)		(d)	(d)		(d)			(d)

55

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Institutional Class
2020		2,417	$63.16	to	$71.66	$172,522	0.46%	0.00%	to	0.80%	29.83%	to	30.89%
2019		2,621	$48.65	to	$54.75	$142,906	0.68%	0.00%	to	0.80%	31.70%	to	32.76%
2018		2,865	$36.94	to	$41.24	$117,712	0.67%	0.00%	to	0.80%	-2.28%	to	-1.48%
2017		3,132	$37.79	to	$41.86	$130,648	0.64%	0.00%	to	0.80%	28.75%	to	29.76%
2016		3,386	$29.36	to	$32.26	$108,902	0.55%	0.00%	to	0.80%	3.13%	to	3.96%
Voya Large Cap Value Portfolio - Institutional Class
2020		405	$23.59	to	$25.56	$10,326	2.02%	0.00%	to	0.80%	5.41%	to	6.28%
2019		445	$22.38	to	$24.05	$10,679	2.15%	0.00%	to	0.80%	24.13%	to	25.13%
2018		476	$18.03	to	$19.22	$9,145	2.05%	0.00%	to	0.80%	-8.57%	to	-7.82%
2017		528	$19.72	to	$20.85	$11,007	2.37%	0.00%	to	0.80%	12.62%	to	13.56%
2016		617	$17.50	to	$18.36	$11,317	2.38%	0.00%	to	0.80%	12.98%	to	13.90%
Voya Limited Maturity Bond Portfolio - Service Class
2020		960	$12.59	to	$14.72	$14,095	1.95%	0.00%	to	0.80%	2.36%	to	3.15%
2019		995	$12.30	to	$14.27	$14,162	1.57%	0.00%	to	0.80%	3.27%	to	4.08%
2018		1,066	$11.91	to	$13.71	$14,584	1.46%	0.00%	to	0.80%	0.25%	to	1.03%
2017		1,094	$11.88	to	$13.57	$14,817	1.67%	0.00%	to	0.80%	0.34%	to	1.19%
2016		1,198	$11.83	to	$13.41	$16,031	1.23%	0.00%	to	0.80%	0.42%	to	1.28%
Voya Retirement Growth Portfolio - Institutional Class
2020		700	$22.03	to	$24.10	$16,843	2.57%	0.00%	to	0.80%	13.21%	to	14.11%
2019		742	$19.46	to	$21.12	$15,634	2.41%	0.00%	to	0.80%	21.10%	to	22.08%
2018		870	$16.07	to	$17.30	$15,027	2.20%	0.00%	to	0.80%	-7.80%	to	-7.04%
2017		917	$17.43	to	$18.61	$17,044	2.15%	0.00%	to	0.80%	16.20%	to	17.12%
2016		969	$15.00	to	$15.89	$15,373	2.87%	0.00%	to	0.80%	6.91%	to	7.80%
Voya Retirement Moderate Growth Portfolio - Institutional Class
2020		307	$21.29	to	$23.29	$7,146	2.43%	0.00%	to	0.80%	12.71%	to	13.61%
2019		317	$18.89	to	$20.50	$6,500	2.38%	0.00%	to	0.80%	19.41%	to	20.38%
2018		340	$15.82	to	$17.03	$5,786	2.29%	0.00%	to	0.80%	-6.61%	to	-5.91%
2017		385	$16.94	to	$18.10	$6,969	2.17%	0.00%	to	0.80%	14.07%	to	15.07%
2016		407	$14.85	to	$15.73	$6,405	2.58%	0.00%	to	0.80%	6.45%	to	7.23%

56

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Retirement Moderate Portfolio - Institutional Class
2020		482	$19.60	to	$21.45	$10,299	2.40%	0.00%	to	0.80%	11.62%	to	12.54%
2019		512	$17.56	to	$19.06	$9,721	2.10%	0.00%	to	0.80%	16.60%	to	17.51%
2018		451	$15.06	to	$16.22	$7,293	2.33%	0.00%	to	0.80%	-5.52%	to	-4.70%
2017		540	$15.94	to	$17.02	$9,168	1.95%	0.00%	to	0.80%	11.31%	to	12.20%
2016		567	$14.32	to	$15.17	$8,589	2.25%	0.00%	to	0.80%	5.29%	to	6.16%
Voya U.S. Stock Index Portfolio - Institutional Class
2020		1,941	$38.54	to	$45.76	$88,743	1.80%	0.00%	to	0.80%	17.18%	to	18.12%
2019		2,092	$32.89	to	$38.74	$80,974	1.63%	0.00%	to	0.80%	30.05%	to	31.14%
2018		2,253	$25.29	to	$29.54	$66,507	1.79%	0.00%	to	0.80%	-5.39%	to	-4.65%
2017		2,453	$26.73	to	$30.98	$75,924	1.78%	0.00%	to	0.80%	20.51%	to	21.49%
2016		2,557	$22.18	to	$25.50	$65,164	1.97%	0.00%	to	0.80%	10.73%	to	11.65%
VY® Clarion Global Real Estate Portfolio - Service Class
2020		274	$13.28	to	$14.70	$4,010	5.05%	0.00%	to	0.80%	-5.75%	to	-5.04%
2019		300	$14.09	to	$15.48	$4,624	2.91%	0.00%	to	0.80%	23.27%	to	24.34%
2018		308	$11.43	to	$12.45	$3,819	5.18%	0.00%	to	0.80%	-9.43%	to	-8.72%
2017		361	$12.62	to	$13.64	$4,910	3.50%	0.00%	to	0.80%	9.55%	to	10.45%
2016		437	$11.51	to	$12.35	$5,378	1.20%	0.00%	to	0.80%	-0.26%	to	0.65%
VY® Clarion Real Estate Portfolio - Institutional Class
2020		20		$55.28		$1,111	2.45%		—			-6.32%
2019		23		$59.01		$1,341	2.40%		—			28.48%
2018		25		$45.93		$1,159	2.98%		—			-7.42%
2017		29		$49.61		$1,462	2.38%		—			5.46%
2016		35		$47.04		$1,632	1.80%		—			4.46%
VY® Invesco Growth and Income Portfolio - Service Class
2020		295	$27.13	to	$30.78	$8,999	1.75%	0.00%	to	0.80%	2.07%	to	2.91%
2019		352	$26.58	to	$29.91	$10,447	2.47%	0.00%	to	0.80%	23.74%	to	24.73%
2018		401	$21.48	to	$23.98	$9,543	1.42%	0.00%	to	0.80%	-14.29%	to	-13.59%
2017		450	$25.06	to	$27.75	$12,410	2.06%	0.00%	to	0.80%	12.98%	to	13.87%
2016		431	$22.18	to	$24.37	$10,453	2.09%	0.00%	to	0.80%	18.93%	to	19.93%

57

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2020		461	$27.14	to	$30.54	$14,042	0.49%	0.00%	to	0.80%	32.65%	to	33.71%
2019		384	$20.46	to	$22.84	$8,744	0.14%	0.00%	to	0.80%	31.07%	to	32.10%
2018		418	$15.61	to	$17.29	$7,199	0.89%	0.00%	to	0.80%	-17.28%	to	-16.55%
2017		493	$18.87	to	$20.72	$10,194	0.65%	0.00%	to	0.80%	42.20%	to	43.39%
2016		532	$13.27	to	$14.45	$7,663	1.29%	0.00%	to	0.80%	12.36%	to	13.24%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2020		675	$43.20	to	$53.04	$35,428	—	0.00%	to	0.80%	15.60%	to	16.52%
2019		735	$37.37	to	$45.52	$33,126	1.17%	0.00%	to	0.80%	25.74%	to	26.76%
2018		794	$29.72	to	$35.91	$28,239	0.69%	0.00%	to	0.80%	-11.07%	to	-10.34%
2017		886	$33.41	to	$40.05	$35,160	0.69%	0.00%	to	0.80%	14.96%	to	15.85%
2016		959	$29.07	to	$34.57	$32,862	0.73%	0.00%	to	0.80%	20.92%	to	21.94%
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2020		1,300	$41.89	to	$69.08	$86,907	1.48%	0.00%	to	0.80%	17.34%	to	18.27%
2019		1,387	$35.70	to	$58.41	$78,856	1.75%	0.00%	to	0.80%	23.70%	to	24.73%
2018		1,497	$28.86	to	$46.83	$68,409	2.41%	0.00%	to	0.80%	-0.07%	to	0.73%
2017		1,620	$28.88	to	$46.49	$73,586	1.47%	0.00%	to	0.80%	14.47%	to	15.39%
2016		1,745	$25.23	to	$40.29	$68,681	1.55%	0.00%	to	0.80%	7.45%	to	8.31%
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
2020		355	$27.00	to	$41.61	$14,497	4.73%	0.00%	to	0.80%	0.45%	to	1.29%
2019		377	$26.88	to	$41.08	$15,117	2.77%	0.00%	to	0.80%	25.67%	to	26.63%
2018		407	$21.39	to	$32.44	$12,875	2.42%	0.00%	to	0.80%	-9.82%	to	-9.08%
2017		448	$23.72	to	$35.68	$15,605	2.30%	0.00%	to	0.80%	15.54%	to	16.49%
2016		495	$20.53	to	$30.63	$14,798	2.53%	0.00%	to	0.80%	18.12%	to	19.04%
VY® T. Rowe Price International Stock Portfolio - Institutional Class
2020		565	$25.91	to	$29.38	$16,505	2.48%	0.00%	to	0.80%	13.84%	to	14.72%
2019		595	$22.76	to	$25.61	$15,154	1.01%	0.00%	to	0.80%	27.01%	to	28.05%
2018		672	$17.92	to	$20.00	$13,380	2.00%	0.00%	to	0.80%	-14.67%	to	-13.98%
2017		734	$20.99	to	$23.25	$16,980	1.41%	0.00%	to	0.80%	27.20%	to	28.24%
2016		773	$16.51	to	$18.13	$13,958	1.70%	0.00%	to	0.80%	1.35%	to	2.20%

58

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Bond Portfolio - Service Class
2020		399	$16.91	to	$19.18	$7,635	2.61%	0.00%	to	0.80%	7.98%	to	8.85%
2019		429	$15.66	to	$17.62	$7,534	2.68%	0.00%	to	0.80%	6.82%	to	7.64%
2018		467	$14.66	to	$16.37	$7,625	3.49%	0.00%	to	0.80%	-2.98%	to	-2.15%
2017		586	$15.11	to	$16.73	$9,787	2.31%	0.00%	to	0.80%	8.47%	to	9.27%
2016		558	$13.93	to	$15.31	$8,517	1.50%	0.00%	to	0.80%	5.13%	to	6.02%
Voya International High Dividend Low Volatility Portfolio - Initial Class
2020		404	$13.98	to	$14.99	$6,049	3.32%	0.00%	to	0.80%	-1.55%	to	-0.73%
2019		422	$14.20	to	$15.10	$6,371	2.17%	0.00%	to	0.80%	15.82%	to	16.69%
2018		456	$12.26	to	$12.94	$5,900	2.25%	0.00%	to	0.80%	-15.62%	to	-14.92%
2017		471	$14.53	to	$15.21	$7,154	2.02%	0.00%	to	0.80%	21.39%	to	22.37%
2016		511	$11.97	to	$12.43	$6,354	3.40%	0.00%	to	0.80%	1.01%	to	1.80%
Voya Solution Moderately Aggressive Portfolio - Initial Class
2020		80	$14.89	to	$15.55	$1,234	2.01%	0.00%	to	0.80%	13.32%	to	14.25%
2019		85	$13.14	to	$13.61	$1,153	2.61%	0.00%	to	0.80%	22.01%	to	22.94%
2018		97	$10.77	to	$11.07	$1,068	2.09%	0.00%	to	0.80%	-9.72%	to	-8.96%
2017		101	$11.93	to	$12.16	$1,224	1.64%	0.00%	to	0.80%	17.54%	to	18.52%
2016		109	$10.15	to	$10.26	$1,119	1.34%	0.00%	to	0.80%	5.62%	to	6.32%
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2020		1	$37.39	to	$42.42	$49	1.68%	0.00%	to	0.80%	3.00%	to	3.84%
2019		2	$36.30	to	$40.85	$70	1.47%	0.00%	to	0.80%	29.92%	to	30.97%
2018		2	$27.94	to	$31.19	$66	1.36%	0.00%	to	0.80%	-14.84%	to	-14.17%
2017		2	$32.81	to	$36.34	$81	1.38%	0.00%	to	0.80%	10.55%	to	11.47%
2016		3	$29.68	to	$32.60	$94	1.53%	0.00%	to	0.80%	23.41%	to	24.38%
VY® Baron Growth Portfolio - Initial Class
2020		198	$51.54	to	$58.48	$11,539	—	0.00%	to	0.80%	32.46%	to	33.55%
2019		242	$38.91	to	$43.79	$10,569	—	0.00%	to	0.80%	37.88%	to	38.97%
2018		280	$28.22	to	$31.51	$8,803	—	0.00%	to	0.80%	-2.49%	to	-1.68%
2017		277	$28.94	to	$32.05	$8,859	1.05%	0.00%	to	0.80%	27.49%	to	28.51%
2016		305	$22.70	to	$24.94	$7,598	—	0.00%	to	0.80%	4.75%	to	5.59%

59

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Columbia Small Cap Value II Portfolio - Initial Class
2020		217	$23.25	to	$26.16	$5,670	0.83%	0.00%	to	0.80%	9.00%	to	9.87%
2019		239	$21.33	to	$23.81	$5,698	0.65%	0.00%	to	0.80%	19.43%	to	20.44%
2018		244	$17.86	to	$19.77	$4,814	0.57%	0.00%	to	0.80%	-18.19%	to	-17.52%
2017		308	$21.82	to	$23.97	$7,385	0.52%	0.00%	to	0.80%	10.36%	to	11.18%
2016		397	$19.78	to	$21.56	$8,541	0.44%	0.00%	to	0.80%	23.01%	to	24.05%
VY® Invesco Comstock Portfolio - Initial Class
2020		165	$25.43	to	$35.61	$5,871	2.26%	0.00%	to	0.80%	-1.01%	to	-0.22%
2019		191	$25.69	to	$35.69	$6,796	2.58%	0.00%	to	0.80%	24.53%	to	25.54%
2018		224	$20.63	to	$28.43	$6,280	1.54%	0.00%	to	0.80%	-12.88%	to	-12.17%
2017		272	$23.68	to	$32.37	$8,690	1.46%	0.00%	to	0.80%	17.00%	to	17.97%
2016		260	$20.24	to	$27.44	$7,047	2.63%	0.00%	to	0.80%	17.20%	to	18.12%
VY® Invesco Equity and Income Portfolio - Initial Class
2020		194	$27.16	to	$34.77	$6,666	1.69%	0.00%	to	0.80%	9.12%	to	9.96%
2019		224	$24.89	to	$31.62	$6,929	2.06%	0.00%	to	0.80%	19.09%	to	20.09%
2018		252	$20.90	to	$26.33	$6,494	2.02%	0.00%	to	0.80%	-10.18%	to	-9.46%
2017		276	$23.27	to	$29.08	$7,885	2.16%	0.00%	to	0.80%	10.02%	to	10.91%
2016		313	$21.15	to	$26.22	$8,077	2.00%	0.00%	to	0.80%	14.39%	to	15.25%
VY® Invesco Oppenheimer Global Portfolio - Initial Class
2020		1,361	$39.25	to	$44.53	$60,259	1.04%	0.00%	to	0.80%	26.78%	to	27.78%
2019		1,510	$30.96	to	$34.85	$52,378	0.50%	0.00%	to	0.80%	30.74%	to	31.81%
2018		1,639	$23.68	to	$26.44	$43,111	1.64%	0.00%	to	0.80%	-13.89%	to	-13.20%
2017		1,748	$27.50	to	$30.46	$52,988	1.12%	0.00%	to	0.80%	35.40%	to	36.53%
2016		1,805	$20.31	to	$22.31	$40,107	1.17%	0.00%	to	0.80%	-0.59%	to	0.22%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2020		105	$32.45	to	$54.69	$5,690	1.17%	0.00%	to	0.80%	-0.25%	to	0.55%
2019		120	$32.53	to	$54.39	$6,443	1.20%	0.00%	to	0.80%	25.45%	to	26.46%
2018		137	$25.93	to	$43.01	$5,844	1.29%	0.00%	to	0.80%	-12.69%	to	-11.95%
2017		175	$29.69	to	$48.85	$8,453	0.82%	0.00%	to	0.80%	13.14%	to	14.03%
2016		206	$26.25	to	$42.84	$8,770	0.85%	0.00%	to	0.80%	14.03%	to	14.94%

60

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2020		1,339	$55.72	to	$63.22	$84,051	0.09%	0.00%	to	0.80%	30.80%	to	31.85%
2019		1,510	$42.60	to	$47.95	$71,892	0.30%	0.00%	to	0.80%	36.10%	to	37.20%
2018		1,652	$31.30	to	$34.95	$57,328	0.19%	0.00%	to	0.80%	-4.02%	to	-3.24%
2017		1,756	$32.61	to	$36.12	$63,001	0.63%	0.00%	to	0.80%	23.80%	to	24.81%
2016		1,875	$26.34	to	$28.94	$53,933	0.30%	0.00%	to	0.80%	6.55%	to	7.42%
Voya Strategic Allocation Conservative Portfolio - Class I
2020		—		$24.25		$7	—		—			10.43%
2019		—		$21.96		$7	—		—			14.85%
2018		—		$19.12		$7	2.72%		—			-4.06%
2017		—		$19.93		$7	2.54%		—			10.54%
2016		—		$18.03		$7	2.97%		—			5.69%
Voya Strategic Allocation Growth Portfolio - Class I
2020		20	$24.56	to	$29.38	$601	1.93%	0.00%	to	0.80%	13.49%	to	14.41%
2019		21	$21.64	to	$25.68	$538	2.64%	0.00%	to	0.80%	21.85%	to	22.81%
2018		21	$17.76	to	$20.91	$446	2.24%	0.00%	to	0.80%	-9.06%	to	-8.33%
2017		24	$19.53	to	$22.81	$537	1.74%	0.00%	to	0.80%	16.95%	to	17.88%
2016		24	$16.70	to	$19.35	$470	2.61%	0.00%	to	0.80%	6.10%	to	6.97%
Voya Strategic Allocation Moderate Portfolio - Class I
2020		2	$22.84	to	$27.02	$54	1.89%	0.00%	to	0.80%	11.80%	to	12.72%
2019		2	$20.43	to	$23.97	$52	1.75%	0.00%	to	0.80%	18.30%	to	19.25%
2018		3	$17.27	to	$20.10	$62	2.99%	0.00%	to	0.80%	-6.80%	to	-6.03%
2017		3	$18.53	to	$21.39	$72	2.53%	0.00%	to	0.80%	13.61%	to	14.45%
2016		7	$16.31	to	$18.69	$122	2.96%	0.00%	to	0.80%	5.77%	to	6.68%
Voya Growth and Income Portfolio - Class I
2020		284	$26.15	to	$29.06	$8,225	1.29%	0.00%	to	0.80%	16.33%	to	17.27%
2019		305	$22.48	to	$24.78	$7,533	1.65%	0.00%	to	0.80%	27.87%	to	28.86%
2018		346	$17.58	to	$19.23	$6,616	1.85%	0.00%	to	0.80%	-5.23%	to	-4.42%
2017		382	$18.55	to	$20.12	$7,661	1.85%	0.00%	to	0.80%	19.37%	to	20.33%
2016		409	$15.54	to	$16.72	$6,822	1.93%	0.00%	to	0.80%	8.90%	to	9.78%

61

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global High Dividend Low Volatility Portfolio - Class I
2020		671	$13.01	to	$13.64	$9,143	2.29%	0.00%	to	0.80%	-1.66%	to	-0.80%
2019		739	$13.23	to	$13.75	$10,155	2.86%	0.00%	to	0.80%	20.71%	to	21.68%
2018		845	$10.96	to	$11.30	$9,535	5.33%	0.00%	to	0.80%	-9.57%	to	-8.87%
2017		971	$12.12	to	$12.40	$12,032	2.38%	0.00%	to	0.80%	22.80%	to	23.75%
2016		1,068	$9.87	to	$10.02	$10,701	2.69%	0.00%	to	0.80%	5.11%	to	6.03%
Voya Index Plus LargeCap Portfolio - Class I
2020		94	$34.95	to	$43.33	$4,030	1.39%	0.00%	to	0.80%	14.97%	to	15.92%
2019		113	$30.40	to	$37.38	$4,197	1.59%	0.00%	to	0.80%	29.03%	to	30.06%
2018		131	$23.56	to	$28.74	$3,745	1.48%	0.00%	to	0.80%	-7.57%	to	-6.81%
2017		116	$25.49	to	$30.84	$3,558	1.57%	0.00%	to	0.80%	23.68%	to	24.61%
2016		121	$20.61	to	$24.75	$2,964	1.65%	0.00%	to	0.80%	9.39%	to	10.29%
Voya Index Plus MidCap Portfolio - Class I
2020		289	$31.83	to	$43.23	$12,412	1.23%	0.00%	to	0.80%	7.39%	to	8.26%
2019		304	$29.64	to	$39.93	$12,049	1.37%	0.00%	to	0.80%	26.07%	to	27.08%
2018		328	$23.51	to	$31.42	$10,223	1.10%	0.00%	to	0.80%	-15.07%	to	-14.34%
2017		359	$27.67	to	$36.68	$13,081	1.32%	0.00%	to	0.80%	12.70%	to	13.56%
2016		412	$24.56	to	$32.30	$13,210	0.95%	0.00%	to	0.80%	17.18%	to	18.14%
Voya Index Plus SmallCap Portfolio - Class I
2020		186	$28.47	to	$39.24	$7,244	0.95%	0.00%	to	0.80%	4.55%	to	5.40%
2019		211	$27.23	to	$37.23	$7,779	1.10%	0.00%	to	0.80%	20.81%	to	21.83%
2018		272	$22.54	to	$30.56	$8,272	0.89%	0.00%	to	0.80%	-13.11%	to	-12.41%
2017		250	$25.94	to	$34.89	$8,670	0.91%	0.00%	to	0.80%	9.04%	to	9.92%
2016		293	$23.79	to	$31.74	$9,262	0.76%	0.00%	to	0.80%	26.34%	to	27.32%
Voya International Index Portfolio - Class S
2020		173	$21.68	to	$23.81	$4,066	2.19%	0.00%	to	0.80%	6.75%	to	7.64%
2019		186	$20.31	to	$22.12	$4,052	2.86%	0.00%	to	0.80%	20.11%	to	21.01%
2018		202	$16.91	to	$18.28	$3,640	2.58%	0.00%	to	0.80%	-14.55%	to	-13.85%
2017		230	$19.79	to	$21.22	$4,812	2.26%	0.00%	to	0.80%	23.53%	to	24.53%
2016		234	$16.02	to	$17.04	$3,935	2.86%	0.00%	to	0.80%	-0.31%	to	0.53%
62

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2020		2,554	$65.86	to	$72.33	$181,264	0.56%	0.00%	to	0.80%	37.35%	to	38.46%
2019		2,766	$47.95	to	$52.24	$141,982	0.96%	0.00%	to	0.80%	34.77%	to	35.83%
2018		3,016	$35.58	to	$38.46	$114,163	1.11%	0.00%	to	0.80%	-1.77%	to	-0.95%
2017		3,256	$36.22	to	$38.83	$124,635	1.13%	0.00%	to	0.80%	30.19%	to	31.27%
2016		3,519	$27.82	to	$29.58	$102,770	1.28%	0.00%	to	0.80%	5.74%	to	6.56%
Voya Russell™ Large Cap Index Portfolio - Class I
2020		76	$49.86	to	$54.76	$4,137	1.12%	0.00%	to	0.80%	20.90%	to	21.88%
2019		43	$41.24	to	$44.93	$1,938	1.56%	0.00%	to	0.80%	30.26%	to	31.34%
2018		56	$31.66	to	$34.21	$1,920	1.27%	0.00%	to	0.80%	-4.23%	to	-3.47%
2017		61	$33.05	to	$35.44	$2,174	1.22%	0.00%	to	0.80%	21.63%	to	22.59%
2016		71	$27.18	to	$28.91	$2,061	1.49%	0.00%	to	0.80%	10.04%	to	10.94%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2020		726	$33.67	to	$36.98	$26,730	0.98%	0.00%	to	0.80%	0.66%	to	1.48%
2019		776	$33.45	to	$36.44	$28,169	2.49%	0.00%	to	0.80%	24.91%	to	25.92%
2018		847	$26.78	to	$28.94	$24,421	2.37%	0.00%	to	0.80%	-7.37%	to	-6.62%
2017		919	$28.91	to	$30.99	$28,392	2.06%	0.00%	to	0.80%	12.58%	to	13.43%
2016		1,009	$25.68	to	$27.32	$27,488	1.59%	0.00%	to	0.80%	14.69%	to	15.66%
Voya Russell™ Mid Cap Growth Index Portfolio - Class I
2020		118	$59.10	to	$64.91	$7,656	0.16%	0.00%	to	0.80%	33.74%	to	34.84%
2019		74	$44.19	to	$48.14	$3,549	0.87%	0.00%	to	0.80%	33.79%	to	34.88%
2018		88	$33.03	to	$35.69	$3,143	0.72%	0.00%	to	0.80%	-5.90%	to	-5.16%
2017		146	$35.10	to	$37.63	$5,499	0.81%	0.00%	to	0.80%	23.68%	to	24.69%
2016		96	$28.38	to	$30.18	$2,884	0.79%	0.00%	to	0.80%	6.25%	to	7.10%
Voya Russell™ Small Cap Index Portfolio - Class I
2020		67	$28.93	to	$32.03	$2,156	1.04%	0.00%	to	0.80%	18.61%	to	19.56%
2019		92	$24.39	to	$26.79	$2,457	1.09%	0.00%	to	0.80%	24.19%	to	25.19%
2018		91	$19.64	to	$21.40	$1,951	0.84%	0.00%	to	0.80%	-12.01%	to	-11.28%
2017		88	$22.32	to	$24.12	$2,110	0.68%	0.00%	to	0.80%	13.36%	to	14.26%
2016		142	$19.69	to	$21.11	$2,990	0.58%	0.00%	to	0.80%	20.13%	to	21.11%

63

RELIASTAR LIFE INSURANCE COMPANY
SELECT*LIFE VARIABLE ACCOUNT
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Small Company Portfolio - Class I
2020		280	$26.48	to	$28.86	$8,068	0.49%	0.00%	to	0.80%	11.35%	to	12.30%
2019		299	$23.78	to	$25.70	$7,692	0.43%	0.00%	to	0.80%	25.22%	to	26.23%
2018		334	$18.99	to	$20.36	$6,796	0.59%	0.00%	to	0.80%	-16.53%	to	-15.87%
2017		375	$22.75	to	$24.20	$9,085	0.34%	0.00%	to	0.80%	10.38%	to	11.32%
2016		392	$20.61	to	$21.74	$8,513	0.41%	0.00%	to	0.80%	23.49%	to	24.44%
Voya U.S. Bond Index Portfolio - Class I
2020		521	$14.77	to	$16.36	$8,495	2.88%	0.00%	to	0.80%	6.34%	to	7.21%
2019		492	$13.89	to	$15.26	$7,496	2.44%	0.00%	to	0.80%	7.42%	to	8.30%
2018		487	$12.93	to	$14.09	$6,844	2.14%	0.00%	to	0.80%	-1.15%	to	-0.35%
2017		417	$13.08	to	$14.14	$5,877	2.37%	0.00%	to	0.80%	2.35%	to	3.21%
2016		472	$12.78	to	$13.70	$6,453	2.86%	0.00%	to	0.80%	1.51%	to	2.32%
Voya MidCap Opportunities Portfolio - Class I
2020		484	$43.93	to	$74.42	$21,426	0.11%	0.00%	to	0.80%	40.02%	to	41.12%
2019		523	$31.13	to	$53.15	$16,429	0.28%	0.00%	to	0.80%	28.29%	to	29.33%
2018		598	$24.07	to	$41.43	$14,600	—	0.00%	to	0.80%	-8.22%	to	-7.46%
2017		650	$26.01	to	$45.14	$17,147	0.09%	0.00%	to	0.80%	24.08%	to	25.05%
2016		365	$20.80	to	$36.38	$7,675	—	0.00%	to	0.80%	6.41%	to	7.27%
Voya SmallCap Opportunities Portfolio - Class I
2020		187	$70.32	to	$130.65	$23,730	—	0.00%	to	0.80%	25.35%	to	26.35%
2019		202	$56.10	to	$103.40	$20,340	—	0.00%	to	0.80%	24.69%	to	25.71%
2018		231	$44.99	to	$82.25	$18,455	—	0.00%	to	0.80%	-16.55%	to	-15.87%
2017		245	$53.91	to	$97.77	$23,166	0.08%	0.00%	to	0.80%	17.78%	to	18.72%
2016		275	$45.77	to	$82.35	$21,898	—	0.00%	to	0.80%	12.48%	to	13.40%
a

(d)	As investment Division had no investments until 2019, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
D	Total Return is calculated as the change in unit value for each Policy presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

64

Report of Independent Auditors

The Board of Directors and Stockholder
ReliaStar Life Insurance Company

We have audited the accompanying statutory-basis financial statements of ReliaStar Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2020 and 2019, aand the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. The effects on the financial statements of the variances between these statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, on the basis of accounting described in Note 1.

/s/ Ernst & Young LLP

Boston, Massachusetts
April 5, 2021

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2020	2019
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$12,199,075	$12,133,711
Bonds - securities loaned and pledged	82,256	380,419
Mortgage loans	1,946,419	2,020,813
Contract loans	484,588	523,256
Cash and short term investments	392,244	224,835
Other invested assets	853,318	836,948
Subsidiaries	242,761	303,362
Securities lending collateral	21,594	336,624
Derivatives	17,274	22,759
Preferred stocks	73,875	80,899
Common stocks	20,880	21,094
Land and Real estate:
Properties occupied by the Company	39,530	40,830
Properties held for sale	162	162
Total cash and invested assets	16,373,976	16,925,712

Deferred and uncollected premiums, less loading (2020-$(13,784); 2019-$(15,698))	(283,917)	(168,068)
Accrued investment income	136,284	144,692
Reinsurance balances recoverable	439,975	320,196
Federal income tax recoverable (including $0 and $12,622 on realized capital losses at December 31, 2020 and 2019, respectively)	—	11,078
Indebtedness from related parties	10,866	5,934
Net deferred tax asset	202,752	182,871
Other assets	130,179	76,116
Separate account assets	2,604,754	2,331,634
Total admitted assets	$19,614,869	$19,830,165

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2020	2019
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$11,097,931	$11,386,766
Accident and health reserves	66,904	82,859
Deposit type contracts	794,319	787,095
Policyholders’ funds	1,834	2,052
Dividends payable	14,902	16,245
Policy and contract claims	520,612	207,806
Total policy and contract liabilities	12,496,502	12,482,823

Interest maintenance reserve	147,956	113,133
Accounts payable and accrued expenses	115,308	109,003
Reinsurance balances	2,068,598	2,416,590
Current federal income taxes payable (including $2,907 and $0 on realized capital losses at December 31, 2020 and 2019, respectively)	5,868	—
Indebtedness to related parties	41,193	46,165
Contingency reserve	—	405
Asset valuation reserve	188,414	223,368
Net transfers from separate accounts due or accrued	(2,955)	(7,295)
Derivatives	90,580	40,589
Payable for securities lending	21,594	336,624
Other liabilities	240,833	200,845
Separate account liabilities	2,604,754	2,331,634
Total liabilities	18,018,645	18,293,884

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value; 2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Special surplus funds	1,387	2,081
Surplus note	100,000	100,000
Paid-in and contributed surplus	497,410	497,410
Unassigned surplus	994,927	934,290
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	1,596,224	1,536,281
Total liabilities and capital and surplus	$19,614,869	$19,830,165

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$1,124,486	$666,820	$1,122,540
Considerations for supplementary contracts with life contingencies	7,795	5,591	4,564
Net investment income	793,969	786,438	820,127
Amortization of interest maintenance reserve	(5,224)	(2,402)	(2,281)
Commissions, expense allowances and reserve adjustments on reinsurance ceded	493,698	395,039	1,629,052
Other revenue	92,891	81,008	93,148
Total premiums and other revenues	2,507,615	1,932,494	3,667,150

Benefits paid or provided:
Death benefits	478,539	419,907	540,273
Annuity benefits	50,868	52,222	65,761
Surrender benefits and withdrawals	684,495	902,382	1,006,545
Interest and adjustments on contract or deposit-type contract funds	10,422	5,044	72,657
Accident and health benefits	590,572	116,652	88,977
Other benefits	7,051	6,786	8,005
(Decrease) increase in life, annuity and accident and health reserves	(303,787)	(650,787)	659,875
Net transfers from separate accounts	(123,694)	(142,968)	(135,106)
Total benefits paid or provided	1,394,466	709,238	2,306,987

Insurance expenses and other deductions:
Commissions	256,865	266,959	294,372
General expenses	398,447	380,625	334,567
Insurance taxes, licenses and fees	64,935	61,963	57,968
Other deductions	92,238	399,602	462,291
Total insurance expenses and other deductions	812,485	1,109,149	1,149,198

Gain from operations before policyholder dividends, federal income taxes and net realized capital gains (losses)	300,664	114,107	210,965

Dividends to policyholders	8,960	9,401	24,591

Gain from operations before federal income taxes and net realized capital gains (losses)	291,705	104,706	186,374

Federal income tax expense	42,668	62,132	86,359
Gain from operations before net realized capital gains (losses)	249,037	42,574	100,015
Net realized capital (losses) gains	(43,633)	(7,109)	621
Net income	$205,404	$35,465	$100,636

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Preferred stock:
Balance at beginning and end of year	100	100	100

Special surplus funds:
Balance at beginning of year	2,081	2,773	3,466
Release of gain on sale/leaseback of home property from unassigned surplus	(694)	(692)	(693)
Balance at end of year	1,387	2,081	2,773

Surplus note:
Balance at beginning and end of year	100,000	100,000	100,000

Paid-in and contributed surplus:
Balance at beginning of year	497,410	857,410	857,410
Capital contributions returned - extraordinary distribution	—	(360,000)	—
Balance at end of year	497,410	497,410	857,410

Unassigned surplus:
Balance at beginning of year	934,290	670,253	519,700
Net income	205,404	35,465	100,636
Change in net unrealized capital gains	(96,220)	29,857	30,373
Change in nonadmitted assets	(16,742)	27,720	23,050
Change in liability for reinsurance in unauthorized companies	69	1,635	462
Change in reserve due to change in valuation basis	1,003	—	(1,241)
Change in asset valuation reserve	34,954	(20,434)	(23,681)
Tax on change in valuation basis	75	—	—
Change in net deferred income tax	12,141	264	42,333
Deferred gain on reinsurance of existing business	—	267,613	40,322
Amortization of gain on reinsurance	(83,827)	(77,516)	(65,563)
Release of gain on sale/leaseback of home property to special surplus	694	692	693
Amortization of pension and other post-employment benefits	381	(1,259)	3,169
Separate Account valuation basis change	2,705	—	—
Balance at end of year	994,927	934,290	670,253

Preferred capital stock held in treasury balance at beginning and end of year	(100)	(100)	(100)
Total capital and surplus	$1,596,224	$1,536,281	$1,632,936

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$1,408,038	$617,860	$1,025,561
Net investment income received	918,136	853,212	874,498
Commissions and expenses paid	(909,268)	(860,350)	(772,487)
Benefits paid	(1,612,421)	(1,532,421)	(1,847,502)
Net transfers from separate accounts	130,238	144,295	141,907
Dividends paid to policyholders	(10,303)	(12,467)	(14,513)
Federal income taxes paid	(33,366)	(56,620)	(87,850)
Miscellaneous income	164,745	521,824	383,421
Net cash provided by (used in) operations	55,799	(324,667)	(296,965)
Investment Activities
Proceeds from sales, maturities, or repayments of investments:
Bonds	1,791,492	2,167,352	2,169,339
Stocks	50,503	7,469	51
Mortgage loans	156,855	326,905	275,220
Real estate	600	1,655	17,389
Other invested assets	91,892	49,169	247,772
Net gains or (losses) on cash and short term investments	23	11	(10)
Miscellaneous proceeds	29,559	13,834	10,516
Total investment proceeds	2,120,924	2,566,395	2,720,277

Cost of investments acquired:
Bonds	1,605,200	1,523,373	1,827,057
Stocks	44,933	27,206	21,864
Mortgage loans	83,599	191,226	268,714
Real estate	69	2,680	39,735
Other invested assets	114,705	142,467	355,410
Miscellaneous applications	18,939	29,113	12,807
Total cost of investments acquired	1,867,445	1,916,065	2,525,587
Net decrease (increase) in contract loans	38,675	29,598	(26,615)
Net cash provided by investment activities	292,154	679,928	168,075
Financing and Miscellaneous Activities
Other cash (applied) provided:
Capital and surplus paid-out	—	(360,000)	—
Net deposits (withdrawals) on deposit type contracts	7,224	(51,795)	157,243
Dividends paid to stockholder	—	—	—
Funds withheld under reinsurance treaty	(38,635)	(71,538)	(55,559)
Other cash (applied) provided	(149,133)	162,720	(74,513)
Net cash (used in) provided by financing and miscellaneous activities	(180,544)	(320,613)	27,172
Net increase (decrease) in cash and short term investments	167,409	34,648	(101,718)
Cash and short term investments:
Beginning of year	224,835	190,187	291,905
End of year	$392,244	$224,835	$190,187

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2020	2019	2018
	(In Thousands)

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Reinsurance on Venerable Transaction	$—	$—	$926,320
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

1.Organization and Significant Accounting Policies
ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Voya Holdings Inc. (“Voya Holdings”), a Connecticut holding and management company. Voya Holdings is a wholly owned subsidiary of Voya Financial, Inc., a publicly traded corporation with its common stock listed on the New York Stock Exchange, under the symbol "VOYA."

The Company has two wholly owned insurance subsidiaries, ReliaStar Life Insurance Company of New York (“RNY”) and Roaring River, LLC (“RR”).

Prior to May 2013, Voya Financial, Inc., together with its subsidiaries including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING.  Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

On January 4, 2021, the Company's ultimate parent, Voya Financial, Inc., consummated a series of transactions (collectively, the “Individual Life Transaction”) pursuant to a Master Transaction Agreement dated December 18, 2019 (the "Resolution MTA") with Resolution Life U.S. Holdings Inc. ("Resolution Life US"), pursuant to which Resolution Life US acquired all of the shares of the capital stock of Security Life of Denver Insurance Company ("SLD" and Security Life of Denver International Limited ("SLDI") as well as several subsidiaries of SLD and a subsidiary of SLDI. The Company reinsured to SLD a 100% quota share, of their respective in-scope individual life insurance and annuities business. The Company remains a subsidiary of Voya Financial, Inc. This transaction resulted in the disposition of substantially all of the Voya Financial, Inc.’s life insurance and legacy non-retirement annuity businesses and related assets. As of January 4, 2021, SLD and SLDI as well as several subsidiaries of SLD and one subsidiary of SLDI are no longer affiliates of the Company.

Description of Business

The Company is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles and Actuarial Guidelines

The Company prospectively adopted Valuation Manual 20: Requirements for Principle-Based Reserves for Life Products ("VM-20") effective January 1, 2020 for new sales of certain employee benefits life insurance policies, as required by the valuation manual.

    Commissioners Annuity Reserve Valuation Method ("CARVM") for variable annuities is interpreted in Actuarial Guidance 43 ("AG43") which first became effective on December 31, 2009 for all variable annuity contracts issued on or after January 1, 1981.  AG43 was subsequently incorporated in Valuation Manual 21: Requirements for Principle-Based Reserves for Variable Annuities ("VM-21"). VM-21, which was initially very similar to AG 43, is effective for all variable annuity contracts issued on or after January 1, 2017. AG43 was revised in 2019, effective January 1, 1020.  As a result of the revisions, AG43 reserve guidance is essentially identical to the VM-21 reserve guidance as to its provisions, but still applies to the same respective eras of contracts.  The Company adopted the revisions effective January 1, 2020.  The 2020 revisions include provision for an optional phase-in.  The Company has not elected the phase-in.  The 2020 revisions include a new standard projection amount.  Of the two options available for calculation of the standard projection amount, the company has elected the CTE with prescribed assumptions (CTEPA) method.  The net impact of the revisions to surplus is an increase of $1.1 including the tax impact of the valuation basis change. The impact to the separate account change in valuation basis is $2.7.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce-Insurance Division, which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a designation assigned by the National Association of Insurance Commissioners ("NAIC").

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•The length of time and the extent to which the fair value has been below cost.
•The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other–than-temporary. When an OTTI is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the interest maintenance reserve (“IMR”) and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC.  Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

The Company invests in structured securities, including residential mortgage backed securities/ collateralized mortgage obligations ("CMO"), asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a designation assigned by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur. For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, fixed maturities are designated at purchase as held to maturity, trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Held to maturity investments are reported at amortized cost and the remaining fixed maturity investments are reported at fair value. For those designated as trading, changes in fair value

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. Using the FVO, securities are reported at fair value with changes in fair value reported in the statements of operations.

When an intent impairment is determined, the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in net realized capital gains (losses) in the statements of operations as an impairment. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that a credit loss, the impairment is bifurcated into the amount representing the present value of the decrease in cash flows expected not to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in net realized capital gains (losses) in the statements of operations. The noncredit impairment is recorded in other comprehensive income (loss) in shareholder’s equity.

Asset Valuation Reserve: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as a component of other assets and nonadmitted.

Cash and Short-term Investments: Cash and short term investments represent cash balances, demand deposits, and short term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company reports mortgage loans at amortized cost, net of allowance for credit losses. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The change in the allowance for credit losses is recorded in net realized capital gains (losses) in the statements of operations. Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101, Income Taxes ("SSAP No. 101"). A valuation allowance is required if

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

based on the available evidence; it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.

U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.

Investments in Real Estate: Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus. Properties held for sale are reported at the lower of depreciated cost or fair value, less encumbrances and estimated costs to sell the property. Any real estate not meeting the appraisal requirements established in SSAP No. 40R, Real Estate Investments ("SSAP No. 40R"), shall be nonadmitted until the required appraisals are obtained.

Under U.S. GAAP, property is carried at cost, less accumulated depreciation, and is reported gross of related obligations in other assets on the balance sheets.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. For certain traditional life insurance, to the extent recoverable from future gross profits, acquisition costs are amortized over the premium payment period in proportion to the present value of expected gross premium. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized over the estimated lives of the contracts in relation to the emergence of estimated gross profits.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation Method (“CRVM”) using statutory rates for mortality and interest. Annuity policy and contract reserves under statutory accounting practices are calculated based upon the Commissioners’ Annuity Reserve Valuation Method (“CARVM”) using statutory rates for mortality and interest.

Under U. S. GAAP policy reserves for traditional products are based upon the net level premium method utilizing best estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reinsurance: Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for credit losses, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed interest maintenance reserves, non-operating system software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. In addition, non-admitted assets include deferred tax assets that are not admissible under SSAP No. 101.  See Deferred Income Taxes above.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited U.S. GAAP statements are not available, or expected to be available, are nonadmitted.

Under U.S. GAAP, the accounts and operations of the Company’s wholly owned subsidiaries are consolidated. Intercompany transactions and balances are eliminated.
Policyholder Dividends: Policyholder dividends are recognized when declared.

Surplus Notes: Surplus notes issued are reported as a component of surplus on the balance sheets.  Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Department of Commerce-Insurance Division.

Under U.S. GAAP, surplus notes are reported as long-term debt, and the related interest is reported as a change to earnings over the term of the notes.

Participation Fund Account: On January 3, 1989, the Minnesota Department of Commerce-Insurance Division approved a Plan of Conversion and Reorganization ("the Plan"), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Plan provided for the establishment of a Participation Fund Account ("PFA") for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $39.7 and $45.7 as of December 31, 2020 and 2019, respectively) with respect to such policies are included in the Company's financial statements, but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Certain reclassifications may be made to prior year amounts to maintain comparability of the years presented.

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the constant yield or yield to worst method.

The Company does not have any SVO-Identified investments as defined in SSAP No. 26R, Bonds-Revised.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The prospective adjustment method is used to determine the amortized cost for the majority of loan–backed and structured securities as well as securities that have experienced an OTTI. For certain securities, including Agency-backed securities, the retrospective adjustment method is used to determine amortized cost.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes. Federal Home Loan Bank ("FHLB") common stock is priced at par value.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial cash and/or non-cash collateral is required at a rate of 102% of the market value of the loaned securities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty’s ability to return securities pledged where collateral is insufficient to cover the loss. Under the securities lending program, the Company also accepts non-cash collateral in the form of securities. The securities retained as collateral may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and Mortgage-Backed Securities pools.

Short term investments are reported at amortized cost which approximates fair value.

Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method. See Note 3 for additional information related to an affiliate surplus note.

Realized capital gains and losses are generally determined using the first in first out method.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company enters into the following derivatives:

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication and non qualifying hedging relationships.

Equity Contracts:

Options: The Company may use equity options to hedge against an increase in various equity indices, and interest rate options to hedge against an increase in the interest rate benchmarking crediting strategies within Fixed Indexed Annuities ("FIA") contracts. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Currency forwards: The Company uses currency forward contracts to hedge currency exposure related to its invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

Interest Rate Contracts:

Futures: The Company uses interest rate futures contracts to hedge interest rate risks associated with the CMO-B portfolio.  Changes in the general level of interest rates can result in the potential for adverse changes in the portfolio. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge against an increase in the interest rate benchmarked crediting strategies within FIA contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non- qualifying hedging relationships.

Investments in Subsidiary: SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The Company’s insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company’s non-insurance subsidiaries are reported at the underlying audited U.S. GAAP equity amount adjusted to a limited statutory accounting basis as promulgated by the NAIC Accounting Practices and Procedures Manual. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCAs to determine if an OTTI has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.00% to 13.25% for 2020.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues. A reserve has been established of $97.1 and $102.1 for any surrender value promised in excess of the reserves as otherwise legally computed reserves at December 31, 2020 and 2019.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Department of Commerce-Insurance Division, is $5.6 billion and $5.6 billion at December 31, 2020 and 2019, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $410.9 and $402.7 at December 31, 2020 and 2019, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54R, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group under Internal Revenue Code ("IRC") Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset, not to exceed three years.

Participating Insurance: Participating business approximates less than 1% of the Company's life insurance in force and less than 2% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2020	2019
	(In Thousands)
Deferred and uncollected premium	$7,297	$8,838
Reinsurance recoverable	18,546	—
Health care and other amounts receivable	517	934
Other - suspense and clearing	4,966	4,812
Total nonadmitted assets	$31,326	$14,584

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Changes in nonadmitted assets are reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2020. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2020.
Guaranteed Benefits: For variable annuity guarantees, Valuation Manual 21 ("VM-21") is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Project Amount are prescribed. Stochastic scenarios, are generated from a prescribed scenario generator ("VM-20"). All other assumptions are set by the actuary using prudent estimates except for prescribed asset defaults and spreads.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company. There are no product classification differences under U.S. GAAP.

2.    Permitted Statutory Basis Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Department of Commerce-Insurance Division. The Minnesota Department of Commerce-Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.
The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Department of Commerce-Insurance Division.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On May 8, 2013, the Company, with the permission of the Minnesota Department of Commerce-Insurance Division, reallocated the gross paid-in and contributed surplus and the unassigned funds components of surplus, computed as of December 31, 2012, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”). The reallocation resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $618.7. This permitted practice had no impact on net income, total capital and surplus or risk-based capital.

For the years ended December 31, 2020, 2019, and 2018, the Company had no such permitted accounting practices.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

3.    Investments
Bonds and Equity Securities
The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2020
U.S. Treasury securities and obligations of U.S. government, corporations and agencies	$590,193	$171,212	$4	$761,401
States, municipalities, and political subdivisions	454,768	70,133	22	524,879
Foreign other (par value - $2,104,150 )	2,098,885	312,428	3,136	2,408,177
Foreign government (par value - $265,134)	263,209	45,214	—	308,423
Corporate securities	6,372,899	1,431,450	4,689	7,799,660
Residential mortgage backed securities	1,157,340	148,521	8,269	1,297,592
Commercial mortgage backed securities	907,973	71,190	7,212	971,951
Other asset backed securities	436,063	21,175	2,870	454,368
Total bonds	12,281,330	2,271,323	26,202	14,526,451
Preferred stocks	73,875	20,318	—	94,193
Common stocks	16,273	4,607	—	20,880
Total equity securities	90,148	24,925	—	115,073
Total	$12,371,478	$2,296,248	$26,202	$14,641,524

At December 31, 2019
U.S. Treasury securities and obligations of U.S. government, corporations and agencies	$599,559	$95,793	$10	$695,342
States, municipalities, and political subdivisions	463,008	39,156	72	502,092
Foreign other (par value - $2,210,480)	2,219,459	203,148	3,132	2,419,475
Foreign government (par value - $278,772)	277,296	30,346	—	307,642
Corporate securities	6,529,946	895,092	7,318	7,417,720
Residential mortgage backed securities	1,187,919	129,473	6,284	1,311,108
Commercial mortgage backed securities	772,444	44,100	1,037	815,507
Other asset backed securities	464,499	12,856	4,409	472,946
Total bonds	12,514,130	1,449,964	22,262	13,941,832
Preferred stocks	80,899	11,804	—	92,703
Common stocks	17,521	3,573	—	21,094
Total equity securities	98,420	15,377	—	113,797
Total	$12,612,550	$1,465,341	$22,262	$14,055,629

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The aggregate fair value of debt securities with unrealized losses and the time period that amortized cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2020
Fair value	$252,592	$343,124	$159,659	$755,375
Unrealized loss	7,033	13,481	5,687	26,201

At December 31, 2019
Fair value	$423,250	$74,136	$317,303	$814,689
Unrealized loss	6,153	1,479	14,631	22,263

The amortized cost and fair value of investments in bonds at December 31, 2020, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$365,935	$372,351
Due after 1 year through 5 years	1,359,020	1,467,832
Due after 5 years through 10 years	1,859,080	2,131,601
Due after 10 years	6,195,920	7,830,757
	9,779,955	11,802,541
Residential mortgage-backed securities	1,157,340	1,297,592
Commercial mortgage-backed securities	907,973	971,950
Other asset-backed securities	436,063	454,368
Total	$12,281,331	$14,526,451

While the Company actively invests in and continues to manage a portfolio of such exposures in the form of securitized investments, the Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but for which loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Pre-2008 vintage subprime and Alt-A mortgage collateral continues to reflect a housing market entrenched in recovery. While collateral losses continue to be realized, the pace and magnitude at which losses are being realized are steadily decreasing. Serious delinquencies and other measures of performance, like prepayments and loan defaults, have also displayed sustained periods of improvement. Reflecting these fundamental improvements, related bond prices and sector liquidity have increased substantially since the credit crisis. More broadly, home prices have moved steadily higher, further supporting bond payment performance. Year-over-year home price measures, while at a lower magnitude than experienced in the years following the trough in home prices, have stabilized at sustainable levels, when measured on a nationwide basis. While certain geographies began to show signs of slowing in the fourth quarter, this backdrop overall remains supportive of continued improvement in overall borrower payment behavior. In managing our risk exposure to subprime and Alt-A mortgages, we take into account collateral performance and structural characteristics associated with our various positions.

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2020
Residential mortgage-backed securities	$80,903	$77,451	$88,234	$334
Structured securities	13,875	13,580	15,310	1
Total	$94,778	$91,031	$103,544	$335

December 31, 2019
Residential mortgage-backed securities	$92,008	$88,135	$103,293	$92
Structured securities	16,331	16,429	18,398	—
Total	$108,339	$104,564	$121,691	$92

December 31, 2018
Residential mortgage-backed securities	$101,533	$98,069	$111,908	$169
Structured securities	23,422	23,784	25,974	—
Total	$124,955	$121,853	$137,882	$169

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2020 or 2019.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows prepayment penalty and acceleration fees at December 31, 2020, 2019, and 2018:

	General Account	Separate Account
	(In Thousands)
2020
Number of CUSIPs	75	—
Aggregate Amount of Investment Income	$10,941	$—

2019
Number of CUSIPs	89	—
Aggregate Amount of Investment Income	$8,697	$—

2018
Number of CUSIPs	73	—
Aggregate Amount of Investment Income	$8,612	$—

The following table shows 5GI securities at December 31, 2020 and 2019:

Investment	Number of 5* Securities		Aggregate BACV		Aggregate Fair Value
			(In Thousands)
	2020	2019	2020	2019	2020	2019
Bonds - AC	13	13	$167	$164	$190	$176
LB&SS- AC	18	18	3,289	6,298	9,734	8,796
Preferred Stock-AC	—	—	—	—	—	—
Preferred Stock- FV	—	—	—	—	—	—
Total	31	31	$3,455	$6,462	$9,924	$8,972

AC- Amortized Cost FV- Fair Value LB- Loan-backed Securities SS- Structured Securities

Mortgage Loans and Real Estate
All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

The maximum and minimum lending rates for long-term mortgage loans acquired or made during 2020 were 5.5% and 3.0%.

There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2020 and 2019.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

During 2020, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 78.1% on commercial properties.

The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2020 and 2019:

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2020
Recorded investment (all)
Current	$—	$—	$—	$—	$1,944,417	$—	$1,944,417
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	2,001	—	2,001
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$1,902,081	$—	$1,902,081

December 31, 2019
Recorded investment (all)
Current	$—	$—	$—	$—	$2,020,813	$—	$2,020,813
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	$—	$—	$—	$—	$—	$—	$—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$1,765,739	$—	$1,765,739

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company had no investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2020 and 2019.

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2020, 2019 and 2018:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2020
Average recorded investment	$—	$—	$—	$—	$20,875	$—	$20,875
Interest income recognized	—	—	—	—	771	—	771
Recorded Investments on nonaccrual status	—	—	—	—	2,001	—	2,001
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	777	—	777

December 31, 2019
Average recorded investment	$—	$—	$—	$—	$1,161	$—	$1,161
Interest income recognized	—	—	—	—	58	—	58
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	65	—	65

December 31, 2018
Average recorded investment	$—	$—	$—	$—	$—	$—	$—
Interest income recognized	—	—	—	—	—	—	—
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	—	—	—

The Company recognizes interest income on its impaired loans upon receipt.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company has no allowances for credit losses as of December 31, 2020 and 2019.

The Company had no mortgage loans derecognized as a result of foreclosure as of December 31, 2020.

The following table shows mortgage loans derecognized as a result of foreclosure as of December 31, 2019 :

2019
Aggregate amount of mortgage loans derecognized	$1,185
Real estate collateral recognized	—
Other collateral recognized	1,185
Receivables recognized from a government guarantee of the foreclosed mortgage loan	—

In connection with the closing of the Transaction, the Company purchased certain real property used as Voya Financial, Inc. Atlanta Campus from its then affiliate, VIAC. The cost of the property at time of acquisition was $39.7. As of December 31, 2018, the property is classified as Properties occupied by the company in accordance with SSAP No. 40R.

The Company owned a portion of land (1.47 acres) of a whole block (4.28 acres) located at 680 West Peachtree Street in Midtown Atlanta. It was part of a block bounded by Spring Street, Ponce de Leon, West Peachtree Street and Third Street consisting of three other owners of land. Cousins Properties executed a Purchase and Sale Agreement with the owners of the whole block (4.28 acres). On November 13, 2018, the Company sold its portion of the block (1.47 acres) to Cousins 3WPL and LLC, a Georgia Limited Liability Company. The Company received $17.4 net of closing costs. The Company recognized a gain of $12.4. An additional amount of $1.6 was received and recognized as a gain in 2019 as a result of this sale.

The Company owned 2.102 acres located at 5780 Powers Ferry Road in Sandy Springs, Georgia. The Company was contacted by The Georgia Department of Transportation (GDOT) in September 2018 requesting a Permanent Easement and Right of Way for the upcoming widening of an exit ramp on Interstate 285. The Company engaged a local land planner to provide guidance on the potential use of the entire parcel (2.102 acres). The City of Sandy Springs had changed the zoning classification of the land to include the development of town homes. Based on the change in zoning, the land planner determined that 12 town homes could be developed on the parcel and a local appraiser (CBRE) subsequently provided a land value of $0.6 for such a development. In November 2019, the Company replied to GDOT’s proposal by offering the entire 2.102 acre parcel for $0.6. On June 17, 2020 GDOT confirmed that they would accept the $0.6 offer. On October 9, 2020, the Company sold the entire parcel to GDOT. The Company recognized a gain of $0.3.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains and Losses
Realized capital (losses) gains are reported net of federal income taxes and amounts transferred to the IMR are as follows:

	December 31
	2020	2019	2018
	(In Thousands)
Realized capital (losses)	$(55)	$(10,080)	$(6,614)
Amount transferred to IMR (net of related taxes of
$9,532 in 2020, $196 in 2019 and $(2,077) in 2018)	(35,860)	(736)	7,815
Federal income tax (expense) benefit	(7,718)	3,707	(580)
Net realized capital (losses) gains	$(43,633)	$(7,109)	$621

Realized capital (losses)gains include losses of $64.1, $18.0 and $14.7 related to securities that have experienced an other than temporary decline in value during 2020, 2019 and 2018, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $1.2 billion, $1.4 billion and $1.5 billion in 2020, 2019 and 2018, respectively. Gross gains of $89.3, $52.0 and $28.4 and gross losses of $25.6, $20.9 and $32.7 during 2020, 2019 and 2018, respectively, were realized on those sales. A portion of the gains and losses realized in 2020, 2019 and 2018 has been deferred to future periods in the IMR.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) due to intent to sell or inability or lack of intent to hold to recovery in 2020:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$9,782	$1,643	$—	$8,139
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$9,782	$1,643	$—	$8,139

Second quarter:
Aggregate intent to sell	$108,926	$9,894	$—	$99,032
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$108,926	$9,894	$—	$99,032

Third quarter:
Aggregate intent to sell	$60,639	$1,426	$—	$59,213
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$60,639	$1,426	$—	$59,213

Fourth quarter:
Aggregate intent to sell	$32,104	$624	$—	$31,480
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$32,104	$624	$—	$31,480

Total	N/A	$13,587	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2019:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$267	$44	$—	$223
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$267	$44	$—	$223

Second quarter:
Aggregate intent to sell	$6,821	$1,559	$—	$5,262
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$6,821	$1,559	$—	$5,262

Third quarter:
Aggregate intent to sell	$20,691	$163	$—	$20,528
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$20,691	$163	$—	$20,528

Fourth quarter:
Aggregate intent to sell	$60,304	$1,529	$—	$58,775
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$60,304	$1,529	$—	$58,775

Total	N/A	$3,295	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2018.

	Amortized Cost Basis Before OTTI	Other-than-Temporary Impairments
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$1,685	$374	$—	$1,311
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$1,685	$374	$—	$1,311

Second quarter:
Aggregate intent to sell	$654	$85	$—	$569
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$654	$85	$—	$569

Third quarter:
Aggregate intent to sell	$7,040	$1,650	$—	$5,390
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$7,040	$1,650	$—	$5,390

Fourth quarter:
Aggregate intent to sell	$10,495	$2,532	$—	$7,963
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$10,495	$2,532	$—	$7,963

Total	N/A	$4,641	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in detail the OTTI’s due to present value of cash flows being less than amortized cost recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments, in 2020:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI
	(In Thousands)
12667GTM5	$156	$156	$—	$156	$140
12669GUL3	127	106	21	106	99
17307GE87	875	853	23	853	819
225458PN2	330	325	5	325	301
362341FQ7	1,636	1,629	7	1,629	1,437
362341XE4	720	710	10	710	709
36242DT52	2,629	2,544	85	2,544	2,207
46627MBY2	2,925	2,895	30	2,895	2,589
57643MMM3	166	146	20	146	146
75116CAA4	182	176	6	176	158
761118JH2	220	213	7	213	213
761118VY1	99	94	5	94	92
92913BAL2	111	47	65	47	47
94983JAC6	418	410	8	410	394
05948KN70	363	361	2	361	361
12667GTM5	148	148	1	148	140
12669EEH5	152	53	99	53	53
12669GJB8	89	87	2	87	82
225458PN2	313	308	5	308	303
46627MBY2	2,769	2,708	61	2,708	2,698
92915KAC0	425	220	205	220	220
92915XAE8	1,149	605	544	605	605
92916NAB5	996	450	546	450	450
92916PAC8	442	237	205	237	237
92916UAB9	428	245	182	245	245
92916YAE5	347	171	176	171	171
92917TAE5	547	342	206	342	342
12667GTM5	140	134	6	134	134
12669EEH5	74	52	22	52	52
12669GJB8	83	79	4	79	79
225458PN2	299	295	4	295	295
36242DT52	2,390	2,299	92	2,299	2,231
59020UDN2	66	63	3	63	63
93935EAC8	162	162	—	162	158
12667GTM5	125	125	—	125	125
12669EEH5	150	52	98	52	52
2254582D9	192	180	12	180	180

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI
	(In Thousands)
225458PN2	280	279	1	279	280
3623417S2	2,227	2,218	8	2,218	2,218
36242DT52	2,241	2,237	4	2,237	2,191
			$2,780

Securities with no amount disclosed represents an OTTI of less than $1.

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $2.8, $0.3 and $0.3 in 2020, 2019 and 2018, respectively.

The following table discloses, in the aggregate, all structured securities in an unrealized loss position for which an OTTI has not been recognized in accordance with the requirements of SSAP No. 43R. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2020
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$13,342	$412,784
Greater than 12 months	5,009	144,599
Total	$18,351	$557,383

	December 31, 2019
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$6,694	$432,758
Greater than 12 months	5,036	166,405
Total	$11,730	$599,163

Impairments on joint venture, partnerships and limited liability company holdings are taken when the market value is less than 90% of book value, and it is determined that the decline below book value is not recoverable. The fair value of these investments is based upon the Company’s overall proportional ownership interest in the underlying partnership. The

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

investment and the amount of the impairments for the years ended December 31, 2020, 2019 and 2018 are as follows:

	Year ended December 31
Description	2020	2019	2018
	(In Thousands)
ABRY PARTNERS VII LP	$—	$119	$—
AEOLUS PROP CATA KEYSTONE PF FUND	5	—	—
AMERICAN SECURITIES PARTNERS VIII LP	101	17	—
APOLLO HYBRID VALUE FUND LP	—	2	—
APOLLO INVESTMENT FUND IX LP	—	33	—
BERKSHIRE FUND IX LP	—	616	—
BLACKSTONE EQ MANAGED ACCT PORT LP	120	—	—
BLACKSTONE GRP FUND	—	—	353
BOSTON MILLENNIA FUND II, LP PRVT	—	—	111
CARLYLE REALTY PARTNERS VIII LP	—	49	—
CERBERUS RM FUND	31	—	—
CHAMBERS ENERGY CAPITAL III	1,962	198	—
CHARLESBANK CAP PTNS IX LP	—	24	—
CHARLESBANK CAP PTNS IX OVERAGE PR	—	5	—
CLARION CAPITAL PARTNERS III	—	25	—
CORVEX PARTNERS LP	—	629	—
CVC CREDIT PARTNERS EURO MID MARKET	479	—	—
DYAL CAPITAL PARTNERS IV	90	29	—
EAST LODDGE EUROPEAN ABS FUND	215	—	—
ENCAP ENERGY CAPITAL FUND XI LP	—	75	—
ENERGY CAPITAL PARTNERS, LP PRVT	31	129	1,845
EQT INFRASTRUCTURE IV	—	36	—
ESG CROSS BORDER EQUITY FUND LP	—	—	1,251
FS EQUITY PARTNERS VIII LP	—	20	—
FUNDAMENTAL PARTNERS L.P. PRVT	—	—	517
GCG INVESTORS IV LP	—	100	—
GENERAL ATLANTIC INV PTNS 2019	43	—	—
GENSTAR CAPITAL PARTNERS IX	—	9	—
HARVEST PARTNERS VII LP	342	—	—
J. W. CHILDS EQUITY PARTNERS II, L PRVT	—	—	49
KAYNE SENIOR CREDIT FUND III	199	20	—
KAYNE SENIOR CREDIT FUND IV	183	—	—
KINDERHOOK CAPITAL FUND V-B	282	—	—
KKR GLOBAL INFRASTRUCR INVEST III	—	21	—
MACHINE ZONE COMMON STOCK	1,022	205	—
MACHINE ZONE SERIES D	1,692	322	—
MARANON SR CREDIT STRATEGIES FND V	250	77	—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Year ended December 31
Description	2020	2019	2018
	(In Thousands)
OAKTREE REDF II FUND	235	—	—
PEAK ROCK CAP CREDIT FUND II	—	15	—
POMONA VOYA HOLDINGS II LP	—	148	—
QUAD-C PARTNERS IX	1	—	—
QUANTUM ENERGY PARTNERS VII	433	—	—
SILVER OAK SVS PARTNERS III LP	484	254	—
SHELTER GROWTH OPPOR FUND LTD	846	—	—
SOLOUS LLC	2,090	—	—
TAILWIND CAPITAL PARTNERS III LP	—	33	—
THOMA BRAVO FUND XIII	—	9	—
TRICADIA CS	—	—	30
VISIUM BALANCED FUND	—	29	8
VISTA EQUITY PARTNERS FUND VII LP	—	27	—
Total	$11,136	$3,275	$4,164

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Income:
Equity securities	$5,895	$4,687	$4,127
Bonds	615,438	633,372	642,790
Mortgage loans	87,124	101,997	103,293
Derivatives	1,234	6,762	10,339
Contract loans	25,284	25,123	28,906
Real estate	7,044	7,032	5,862
Other	99,032	58,427	71,086
Total investment income	841,051	837,400	866,403
Investment expenses	(47,082)	(50,962)	(46,276)
Net investment income	$793,969	$786,438	$820,127
Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. As of December 31, 2020 and 2019, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $21.2 and $48.9, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a fair value of approximately $41.4 and $372.0 at December 31, 2020 and 2019, respectively.

The aggregate fair value amount of collateral received, by specific time period, for securities lending agreements at December 31, 2020 and 2019 are shown below:

	2020	2019
	(In Thousands)
Open	$21,594	$336,624
30 days or less	—	—
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Securities received	—	—
Total collateral received	$21,594	$336,624

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2020 and 2019 are shown below:

	2020		2019
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—	$—	$—
30 days or less	15,432	15,432	137,036	137,040
31 to 60 days	6,162	6,162	50,970	50,974
61 to 90 days	—	—	25,789	25,792
91 to 120 days	—	—	21,725	21,732
121 to 180 days	—	—	53,039	53,040
181 to 365 days	—	—	48,065	48,080
1 to 2 years	—	—	—	—
2 to 3 years	—	—	—	—
Greater than 3 years	—	—	—	—
Securities received	—	—	—	—
Total collateral reinvested	$21,594	$21,594	$336,624	$336,658

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

There were no amounts held as collateral for transactions that extend beyond one year at December 31, 2020 and 2019.

Federal Home Loan Bank Agreements

The Company is a member of the FHLB of Des Moines. The Company has determined the estimated maximum borrowing capacity from the FHLB as $5.9 billion at December 31, 2020. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is 30% of the general and separate accounts total assets of the Company, one quarter in arrears.

The amount of FHLB capital stock held by the Company is as follows:

	2020			2019
	General Account	Separate Account	Total	General Account	Separate Account	Total
	(In Thousands)
Membership stock - Class A	$—	$—	$—	$—	$—	$—
Membership stock - Class B	10,000	—	10,000	10,000	—	10,000
Activity stock	—	—	—	—	—	—
Excess stock	—	—	—	—	—	—
Aggregate total	$10,000	$—	$10,000	$10,000	$—	$10,000

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

All FHLB membership stock is not eligible for redemption.

The amount of collateral pledged to FHLB at the end of the reporting period, and the maximum amount that was pledged to FHLB during the reporting period is as follows:

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Thousands)
As of December 31, 2020
General account	$389,481	$335,250	$—	$389,481	$335,250	$—
Separate account	$—	$—	$—	$—	$—	$—
Total	$389,481	$335,250	$—	$389,481	$335,250	$—

As of December 31, 2019
General account	$123,390	$111,388	$—	$123,390	$111,388	$—
Separate account	$—	$—	$—	$—	$—	$—
Total	$123,390	$111,388	$—	$123,390	$111,388	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Restricted Assets
The following table shows assets pledged as collateral or restricted at December 31, 2020:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**
	(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	$—	—%	—%
Collateral held under security lending agreements	36,582	—	—	—	36,582	335,096	(298,514)	—	36,582	0.2%	0.2%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—	—	—	—	—	—%	—%
FHLB capital stock	10,000	—	—	—	10,000	10,000	—	—	10,000	0.1%	0.1%
On deposit with states	30,147	—	—	—	30,147	27,050	3,097	—	30,147	0.2%	0.2%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	—	—	—%	0.0%
Pledged collateral to FHLB (including assets backing funding agreements)	335,250	—	—	—	335,250	111,388	223,862	—	335,250	1.7%	1.7%
Derivative Pledged Collateral	45,673	—	—	—	45,673	45,323	350	—	45,673	0.2%	0.2%
Total restricted assets	$457,652	$—	$—	$—	$457,652	$528,857	$(71,205)	$—	$457,652	2.4%	2.4%

* Subset of Total General Account Gross Restricted Assets

There were no restricted assets within the separate accounts at December 31, 2020.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows assets pledged as collateral or restricted at December 31, 2019:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*
	(In Thousands)
Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	—%	—%
Collateral held under security lending agreements	335,096	—	335,096	399,583	(64,487)	—	335,096	1.7%	1.7%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—	—	—	—%	—%
FHLB capital stock	10,000	—	10,000	10,000	—	—	10,000	0.1%	0.1%
On deposit with states	27,050	—	27,050	78,773	(51,723)	—	27,050	0.1%	0.1%
On deposit with other regulatory bodies	—	—	—	—	—	—	—	—%	—%
Pledged collateral to FHLB (including assets backing funding agreements)	111,388	—	111,388	—	111,388	—	111,388	0.6%	0.6%
Derivative pledged collateral	45,323	—	45,323	40,594	4,729	—	45,323	0.2%	0.2%
Total restricted assets	$528,857	$—	$528,857	$528,950	$(93)	$—	$528,857	2.7%	2.7

* Subset of Total General Account Gross Restricted Assets

There were no restricted assets within the separate accounts at December 31, 2019.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2020:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$13,920	$13,920	0.08	0.08
Reinvested collateral assets owned	21,594	21,594	0.13	0.13
Total collateral Assets	$35,514	$35,514	0.21%	0.21%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities
	(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*	$35,514	0.23%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2019:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$23,922	$23,952	0.14%	0.14%
Reinvested collateral assets owned	336,624	336,657	1.94	1.94
Total collateral assets	$360,546	$360,609	2.08%	2.08%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities*
	(In Thousands)
Recognized Obligation to return Collateral Asset (General Account)*	$360,546	2.28%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

Troubled Debt Restructuring

The Company has a high quality, well performing, portfolio of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2020, the Company held 1 private placement troubled restructuring loan with a carrying value of $18.2. As of December 31, 2019, the Company held 1 private placement troubled restructuring loan with a carrying value of $17.3.

For the years ended December 31, 2020 and 2019, the Company’s total recorded investment in restructured debts was $18.2 and $17.3, respectively. The Company realized losses related to these investments of $0.0, $11.2, and $0.0 during 2020, 2019, and 2018, respectively.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, that is delinquent less than 90 days, and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

4.    Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. The Company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.
Upfront fees paid or received on derivative contracts are included on the balance sheets as an asset or liability and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized into investment income.
The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

    Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

		As of December 31, 2020	As of December 31, 2019
Collateral Type:		(In Thousands)
Cash
	Held - OTC contracts	$717	$2,963
	Held - cleared contracts	—	—
	Pledged- Cleared Contracts	104,053	38,039

Securities
	Delivered	45,673	45,323

The table below summarizes the Company’s derivative contracts, which are reflected as invested assets and a liability on the balance sheets, at December 31, 2020 and 2019:

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2020
Derivative contracts:
Credit contracts	$33,165	$(524)	$(311)
Equity contracts	43,062	847	847
Foreign exchange contracts	144,852	(8,856)	(6,354)
Interest rate contracts	6,174,160	(64,773)	(103,907)
Total derivatives	$6,395,239	$(73,306)	$(109,725)

December 31, 2019
Derivative contracts:
Credit contracts	$51,044	$(284)	$(284)
Equity contracts	44,274	861	861
Foreign exchange contracts	123,104	(1,734)	(1,085)
Interest rate contracts	4,974,062	(16,673)	(39,410)
Total derivatives	$5,192,484	$(17,830)	$(39,918)

The Company does not have any derivative contracts with financing premiums.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

5.    Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $618.1 and $547.9 and an aggregate market value of $689.2 and $579.9 at December 31, 2020 and 2019, respectively. Those holdings amounted to 5.0% and 4.4% of the Company’s investments in bonds and 3.6% and 3.2% of total admitted assets at December 31, 2020 and 2019, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $135.5 and $21.3 with an aggregate fair value of $146.8 and $21.9 at December 31, 2020 and 2019, respectively. The carrying value of these holdings amounted to 1.1% and 0.2% of the Company’s investment in bonds and 0.8% and 0.1% of the Company’s total admitted assets at December 31, 2020 and 2019.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2020		2019
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$225,125	11.6%	$269,088	13.3%
50% - 60%	501,931	25.8%	478,735	23.7%
60% - 70%	1,109,214	56.9%	1,093,754	54.1%
70% - 80%	110,149	5.7%	173,418	8.6%
80% - 90%	—	—%	5,818	0.3%
Total	$1,946,419	100.0%	$2,020,813	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$1,550,275	79.6%	$1,632,897	80.9%
1.25x to 1.5x	208,167	10.7%	192,596	9.5%
1.0x to 1.25x	123,824	6.4%	136,245	6.7%
Less than 1.0x	64,153	3.3%	59,075	2.9%
Not Applicable*	—	—%	—	—%
Total	$1,946,419	100.0%	$2,020,813	100.0%

*Commercial mortgage loans secured by land or construction loans
If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2020		As of December 31, 2019
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$518,117	26.6	$538,241	26.6%
Hotel/Motel	50,670	2.6	55,410	2.7%
Industrial	389,232	20.0	392,089	19.4%
Mixed Use	16,590	0.9	17,264	0.9%
Office	291,334	15.0	286,386	14.2%
Other	115,747	5.9	121,246	6.0%
Retail	564,729	29.0	610,177	30.2%
Total	$1,946,419	100.0	$2,020,813	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2020		As of December 31, 2019
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$603,165	31.0	$620,049	30.7%
South Atlantic	424,137	21.8	439,152	21.7%
West South Central	165,030	8.5	181,475	9.0%
East North Central	157,118	8.1	154,302	7.6%
Middle Atlantic	289,486	14.9	301,602	14.9%
Mountain	188,296	9.7	200,104	9.9%
West North Central	59,847	3.1	63,575	3.1%
New England	28,420	1.5	33,151	1.6%
East South Central	30,920	1.6	27,403	1.4%
Total	$1,946,419	100.0	$2,020,813	100.0%

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2020	2019
	(In Thousands)
2020	$78,004	$—
2019	188,123	186,774
2018	128,230	138,387
2017	182,582	190,928
2016	239,095	246,163
2015	227,965	243,317
2014 and prior	902,421	1,015,244
Total	$1,946,419	$2,020,813

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

6.    Reserves
At December 31, 2020 and 2019, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account		Separate Account with Guarantees		Separate Account Non-Guaranteed		Total	Percent of Total
December 31, 2020	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$36,251		$16,230		$—		$52,481	0.9%
At book value less current surrender charge of 5% or more	57,698		—		—		57,698	0.9
At fair value	—		—		1,101,453		1,101,453	17.9
Total with market value adjustment or at fair value	93,949		16,230		1,101,453		1,211,632	19.7
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	4,756,372		—		—		4,756,372	77.2
Not subject to discretionary withdrawal	193,878		—		82		193,960	3.1
Total gross individual annuities reserves	5,044,199	—	16,230	—	1,101,535	—	6,161,964	100.0%
Less reinsurance ceded	575,732		—		—		575,732
Total net individual annuities reserves	$4,468,467		$16,230		$1,101,535		$5,586,232
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$22,633		$—		$—		$22,633

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—		$—		$—		$—	—%
At book value less current surrender charge of 5% or more	1,116		—		—		1,116	—
At fair value	—		—		—		—	—
Total with market value adjustment or at fair value	1,116		—		—		1,116	—
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	2,133,279		—		—		2,133,279	93.9
Not subject to discretionary withdrawal	138,013		—		—		138,013	6.1
Total gross group annuities reserves	2,272,408	—	—	—	—	—	2,272,408	100.0%
Less reinsurance ceded	35,974		—		—		35,974
Total net group annuities reserves	$2,236,434		$—		$—		$2,236,434
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$502		$—		$—		$502

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	Percent of Total

Deposit Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	575,366	—	—	575,366	71.9
Not subject to discretionary withdrawal	225,003	—	—	225,003	28.1
Total gross deposit type contracts reserves	800,369	—	—	800,369	100.0%
Less reinsurance ceded	6,048	—	—	6,048
Total net deposit type contracts reserves	$794,321	$—	$—	$794,321
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
December 31, 2019	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$83,473	$18,115	$—	$101,588	1.6%
At book value less current surrender charge of 5% or more	23,065	—	—	$23,065	0.4
At fair value	—	—	1,000,907	$1,000,907	16.1
Total with market value adjustment or at fair value	106,538	18,115	1,000,907	1,125,560	18.1%
At book value without adjustment (minimal or no charge or adjustment)	4,879,552	—	—	4,879,552	78.3
Not subject to discretionary withdrawal	225,603	—	2,483	228,086	3.6
Total gross individual annuities reserves	5,211,693	18,115	1,003,390	6,233,198	100.0%
Less reinsurance ceded	657,822	—	—	657,822
Total net individual annuities reserves	$4,553,871	$18,115	$1,003,390	$5,575,376
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$10,379	$—	$—	$10,379

Group Annuities:
Subject to discretionary withdrawal:
At book value less current surrender charge of 5% or more	$17,011	$—	$—	$17,011	0.7
Total with market value adjustment or at fair value	17,011	—	—	17,011	0.7%
At book value without adjustment (minimal or no charge or adjustment)	2,166,547	—	—	2,166,547	93.1
Not subject to discretionary withdrawal	144,744	—	—	144,744	6.2
Total gross group annuities reserves	2,328,302	—	—	2,328,302	100.0%
Less reinsurance ceded	—	—	—	—
Total net group annuities reserves	$2,328,302	$—	$—	$2,328,302
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$4,279	$—	$—	$4,279

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
	(In Thousands)
Deposit-Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
At book value without adjustment (minimal or no charge or adjustment)	$570,770	$—	$—	$570,770	71.9%
Not subject to discretionary withdrawal	222,549	—	—	222,549	28.1
Total gross deposit-type contract reserves	793,319	—	—	793,319	100.0%
Less reinsurance ceded	6,224	—	—	6,224
Total net deposit-type contract reserves	$787,095	$—	$—	$787,095
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2020 and 2019, the Company’s life insurance reserves, including those held in separate accounts that are subject to discretionary withdrawal and not subject to discretionary withdrawal provisions are summarized as follows:

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2020
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$96,731	$632,163
Universal Life	1,060,936	1,079,364	1,474,447
Universal Life with Secondary Guarantees	1,249,358	1,226,776	2,397,542
Indexed Universal Live	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value life Insurance	303,780	651,248	1,089,082
Variable Life	2,836	2,836	2,721
Variable Universal life	153,251	152,854	143,733
Miscellaneous Reserves	—	—	2,148
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	7,935,012
Accidental Death Benefits	XXX	XXX	914
Disability- Active Lives	XXX	XXX	30,595
Disability- Disabled Lives	XXX	XXX	286,816
Miscellaneous Reserves	XXX	XXX	622,063
Total gross life insurance reserves	2,770,161	3,209,809	14,617,236
Less reinsurance ceded	505,811	527,872	10,225,736
Total net life insurance reserves	$2,264,350	$2,681,937	$4,391,500

Separate Account with Guarantees
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Live	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value life Insurance	—	—	—
Variable Life	—	—	—
Variable Universal life	—	—	—
Miscellaneous Reserves	—	—	—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Account Value	Cash Value	Reserve
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	—
Disability- Active Lives	XXX	XXX	—
Disability- Disabled Lives	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	—
Total gross life insurance reserves	—	—	—
Less reinsurance ceded	—	—	—
Total net separate account with guaranteed life insurance reserves	$—	$—	$—

Separate Account Non-guaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$—	$—
Universal Life	—	—	—
Universal Life with Secondary Guarantees	—	—	—
Indexed Universal Live	—	—	—
Indexed Universal Life with Secondary Guarantees	—	—	—
Indexed Life	—	—	—
Other Permanent Cash Value life Insurance	—	—	—
Variable Life	31,138	31,138	31,138
Variable Universal life	1,452,056	1,449,165	1,447,374
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	—
Disability- Active Lives	XXX	XXX	—
Disability- Disabled Lives	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	—
Total gross life insurance reserves	1,483,194	1,480,303	1,478,512
Less reinsurance ceded	—	—	—
Total net separate account with non-guaranteed life insurance reserves	$1,483,194	$1,480,303	$1,478,512

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account			Separate Account- Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2019
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$75,444	$570,404	$—	$—	$—
Universal Life	1,113,191	1,124,167	1,584,800	—	—	—
Universal Life with Secondary Guarantees	1,314,147	1,278,783	2,380,009	—	—	—
Other Permanent Cash Value life Insurance	313,803	668,848	1,120,581	—	—	—
Variable Life	3,105	3,105	2,976	28,924	28,924	28,924
Variable Universal life	155,487	154,800	145,400	1,280,764	1,275,959	1,274,181
Miscellaneous Reserves	—	—	2,338	—	—	—
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	7,915,644	XXX	XXX	—
Accidental Death Benefits	XXX	XXX	905	XXX	XXX	—
Disability- Active Lives	XXX	XXX	30,912	XXX	XXX	—
Disability- Disabled Lives	XXX	XXX	293,240	XXX	XXX	—
Miscellaneous Reserves	XXX	XXX	613,322	XXX	XXX	—
Total gross life insurance reserves	2,899,733	3,305,147	14,660,531	1,309,688	1,304,883	1,303,105
Less reinsurance ceded	528,104	534,332	10,166,708	—	—	—
Total net life insurance reserves	$2,371,629	$2,770,815	$4,493,823	$1,309,688	$1,304,883	$1,303,105

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2020 and 2019 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2020
Ordinary new business	$2,121	$57
Ordinary renewal	(30,947)	(31,634)
Group Life	(89,792)	(93,149)
Totals	$(118,618)	$(124,726)

December 31, 2019
Ordinary new business	$2,239	$(15)
Ordinary renewal	(19,743)	(24,053)
Group Life	(94,900)	(98,381)
Totals	$(112,404)	$(122,449)

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

7.    Employee Benefit Plans
Defined Benefit Plan: Voya Services Company (“VSC”) sponsors the Voya Retirement Plan (the “Qualified Plan”). The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). The Qualified Plan operates under a cash balance plan where participants earn a credit equal to 4% of eligible pay.  The accrued vested balance is portable. The costs allocated to the Company for its employees’ participation in the Qualified Plan were $4.3, $5.3 and $5.1 for 2020, 2019 and 2018, respectively. VSC is responsible for all Qualified Plan liabilities.

Defined Contribution Plans: VSC sponsors the Voya 401(k) Savings Plan (the “Savings Plan”). Substantially all employees of VSC and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the Pension Benefit Guaranty Corporation (“PBGC”). The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. VSC matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $7.3, $6.4 and $5.6 for 2020, 2019 and 2018, respectively.

The Omnibus Plan: Certain employees of the Company participate in the Voya Financial, Inc. 2013, 2014 and 2019 Omnibus Employee Incentive Plans (the "Omnibus Plans"). The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.The costs allocated to the Company under these holding company arrangements for employee participation were $16.3, $14.5 and $14.5 for 2020, 2019 and 2018, respectively.

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the balance sheet in other liabilities and totaled $34.6 and $29.6 for the years ended December 31, 2020 and 2019, respectively.

As of August 1, 2009, Voya's Postretirement Welfare Plans are no longer eligible for the Medicare Retiree Drug Subsidy (“RDS”) that was being shared with retirees and beneficiaries.

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with VSC, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly health reimbursement arrangement ("HRA") contribution.

A summary of assets, obligations and assumptions of the non-qualified defined benefit and other postretirement benefit plans are as follows:

	Overfunded		Underfunded
	2020	2019	2020	2019
	(In Thousands)
Pension Benefits
Benefit obligation at beginning of year	$—	$—	$26,692	$26,640
Service cost	—	—	—	—
Interest cost	—	—	856	1,133
Contribution by plan participants	—	—	—	—
Actuarial (gain) loss	—	—	1,258	1,898
Foreign currency exchange rate changes	—	—	—	—
Benefits paid	—	—	(2,754)	(2,979)
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—
Benefit obligation at end of year	$—	$—	$26,051	$26,692

Postretirement Benefits
Benefit obligation at beginning of year	$—	$—	$3,936	$3,946
Service cost	—	—	—	—
Interest cost	—	—	97	162
Contribution by plan participants	—	—	223	497
Actuarial (gain) loss	—	—	(338)	228
Foreign currency exchange rate changes	—	—	—	—
Benefits paid	—	—	(557)	(897)
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—
Benefit obligation at end of year	$—	$—	$3,361	$3,936

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Overfunded		Underfunded
	2020	2019	2020	2019
(In Thousands)
Special or Contractual Benefits Per SSAP No. 11
Benefit obligation at beginning of year	$—	$—	$—	$—
Service cost	—	—	—	—
Interest cost	—	—	—	—
Contribution by plan participants	—	—	—	—
Actuarial (gain) loss	—	—	—	—
Foreign currency exchange rate changes	—	—	—	—
Benefits paid	—	—	—	—
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—
Benefit obligation at end of year	$—	$—	$—	$—
A reconciliation of the beginning and ending balances of the fair value of plan assets is as follows:

	Pension Benefits		Postretirement Benefits		Special or Contractual Benefits Per SSAP No. 11
	2020	2019	2020	2019	2020	2019
	(In Thousands)
Fair value of plan assets at beginning of year	$—	$—	$—	$—	$—	$—
Actual return on plan assets	—	—	—	—	—	—
Foreign currency exchange rate changes	—	—	—	—	—	—
Reporting entity contribution	2,754	2,979	334	400	—	—
Plan participants' contributions	—	—	223	497	—	—
Benefits paid	(2,754)	(2,979)	(557)	(897)	—	—
Business combinations, divestitures and settlements	—	—	—	—	—	—
Fair value of plan assets at end of year	$—	$—	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The funded status of the plans are as follows:

	Pension Benefits		Postretirement Benefits
	2020	2019	2020	2019
	(In Thousands)

Components:
Prepaid benefit costs	$—	$—	$—	$—
Overfunded plan assets	—	—	—	—
Accrued benefit costs	18,322	18,123	7,339	8,374
Liability for pension benefits	7,729	8,569	(3,978)	(4,437)

Assets and Liabilities recognized:
Assets (nonadmitted)	$—	$—	$—	$—
Liabilities recognized	26,051	26,692	3,361	3,936

Unrecognized liabilities	$—	$—	$—	$—

The amount of the net periodic benefit cost recognized is shown below:

	Pension Benefits			Postretirement Benefits			Special or Contractual Benefits Per SSAP No. 11
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	(In Thousands)
Service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Interest cost	856	1,133	1,097	97	162	153	—	—	—
Expected return on plan assets	—	—	—	—	—	—	—	—	—
Transition asset or obligation	821	821	821	—	—	—	—	—	—
Gains and losses	1,276	834	1,721	(271)	(246)	(246)	—	—	(10)
Prior service cost or credit	—	—	—	(527)	(542)	(758)	—	—	—
Gain or loss recognized due to a settlement or curtailment	—	—	—	—	—	—	—	—	—
Total net periodic benefit cost	$2,953	$2,788	$3,639	$(701)	$(626)	$(851)	$—	$—	$(10)

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2020	2019	2018	2020	2019	2018
	(In Thousands)
Items not yet recognized - prior year	$8,569	$8,326	$12,149	$(4,437)	$(5,453)	$(6,209)
Net transition asset or obligation recognized	(821)	(821)	(821)	—	—	—
Net prior service cost or credit arising during the period	—	—	—	—	—	—
Net prior service cost or credit recognized	—	—	—	527	542	758
Net gain and loss arising during period	1,258	1,898	(1,281)	(338)	228	(248)
Net gain and loss recognized	(1,276)	(834)	(1,721)	271	246	246
Items not yet recognized - current year	$7,730	$8,569	$8,326	$(3,977)	$(4,437)	$(5,453)

The amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2020	2019	2018	2020	2019	2018
	(In Thousands)
Net transition asset or obligation	$—	$821	$1,643	$—	$—	$—
Net prior service cost or credit	—	—	—	(1,421)	(1,948)	(2,490)
Net recognized gains and losses	7,729	7,748	6,683	(2,557)	(2,489)	(2,963)

Assumptions used in determining year-end liabilities for the defined benefit plans as of December 31, 2020 and 2019 were as follows:

	2020	2019
Weighted average discount rate	2.67%	3.36%

The weighted-average discount rate used to determine year-end liabilities of other benefit plans was 1.98% and 2.96% as of December 31 2020 and 2019, respectively.

Assumptions used in determining expense for the defined benefit plans as of January 1, 2020, 2019 and 2018 were as follows:

	2020	2019	2018
Weighted average discount rate	3.36%	4.46%	3.85%

The weighted-average discount rate used to determine expense of other benefit plans was 2.96%, 4.18% and 3.64% as of January 1, 2020, 2019, and 2018 respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 6.50%, decreasing gradually to 5.00% over five years.

The amount of accumulated benefit obligation for defined benefit pension plans was $26.1 and $26.7 as of December 31, 2020 and 2019, respectively.

The Company expects to pay the following benefits in future years:

Year ending December 31,	Benefits
(In Thousands)
2021	$2,677
2022	2,616
2023	2,526
2024	2,416
2025	2,323
2026 through 2030	10,013

The Company’s expected future contributions are equal to its expected future benefit payments.

The Company has multiple postretirement welfare benefit plans. The medical plans are contributory, with plan premiums and participants’ contributions adjusted annually. The life insurance plan for retirees is contributory based on retirement date.

The Company does not have any regulatory contribution requirements for 2021, and the Company currently intends to make voluntary contributions of $2.7 to the defined benefit pension plan for 2021.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

8.    Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business is as follows:

	Indexed	Nonindexed Guarantee Less Than/Equal to 4%	Nonindexed Guarantee More Than 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2020
Premium, consideration or deposits for the year	$—	$—	$—	$64,208	$64,208

Reserves for separate accounts with assets at:
Fair value	$—	$16,230	$—	$2,585,558	$2,585,558
Amortized cost	—	—	—	—	—
Total reserves	$—	$16,230	$—	$2,585,558	$2,585,558

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—	$16,230	$—	$—	$—
At book value without market value adjustment and with
current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	2,585,476	2,585,476
At book value without market value adjustment and with
current surrender charge less than 5%	—	—	—	—	—
Subtotal	—	—	—	2,585,476	2,585,476
Not subject to discretionary withdrawal	—	—	—	81,759	82
Total separate account aggregate reserves	$—	$—	$—	$2,585,558	$2,585,558

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Indexed	Nonindexed Guarantee Less Than/Equal to 4%	Nonindexed Guarantee More Than 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2019
Premium, consideration or deposits for the year	$—	$—	$—	$73,707	$—

Reserves for separate accounts with assets at:
Fair value	$—	$18,115	$—	$2,306,495	$—
Total reserves	$—	$18,115	$—	$—	$—

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$—	$18,115	$—	$—	$—
At fair value	—	—	—	2,304,012	—
Subtotal	—	18,115	—	—	—
Not subject to discretionary withdrawal	—	—	—	2,483	—
Total separate account aggregate reserves	$—	$18,115	$—	$—	$—
The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2020 and 2019, the Company reported assets and liabilities from Individual Annuity, Individual Life and Market Value Adjustment (“MVA”) product lines in separate accounts.

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2020 and 2019:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets
	(In Thousands)
December 31, 2020
Individual Annuity	$1,107,081	$—
Individual Life	1,480,238	—
MVA	17,435	—
	$2,604,754	$—

December 31, 2019
Individual Life	$1,306,604	$—
Individual Annuity	1,007,427	—
MVA	17,603	—
	$2,331,634	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2020 and 2019 separate account assets for products registered with the SEC totaled $2.6 billion and $2.3 billion, respectively.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2020	$12,302
2019	12,114
2018	12,499
2017	12,107
2016	11,068

Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2020	$452
2019	487
2018	246
2017	307
2016	275

The Company does not engage in securities lending transactions within the separate account.
A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$63,552	$73,359	$79,632
Transfers from separate accounts	(187,246)	(216,327)	(214,738)
Transfers as reported in the Statements of Operations	$(123,694)	$(142,968)	$(135,106)

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of fixed maturities, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2020 and 2019 was $2.6 billion and $2.3 billion, respectively.

The Company has separate account accounts for which less than 100% of investment proceeds, net of contract fees and assessments, are attributable to a contract holder. The reinvestment of investment proceeds within the separate account did not result in the Company having a combined investment portfolio that exceeded the state investment limitations imposed on the general account.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

9.    Federal Income Taxes
The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement provides that Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

IIPS of Florida, LLC	Voya Financial Advisors, Inc.
ILICA LLC	Voya Financial Holdings I, LLC
Langhorne I, LLC	Voya Financial Holdings II, LLC
Midwestern United Life Insurance Company	Voya Financial Partners, LLC
Pen-Cal Administrators, Inc.	Voya Financial Products Company, Inc.
Pomona Management LLC	Voya Financial, Inc.
Rancho Mountain Properties, Inc.	Voya Funds Services, LLC
ReliaStar Life Insurance Company	Voya Holdings Inc.
ReliaStar Life Insurance Company of New York	Voya Institutional Plan Services, LLC
Roaring River, LLC	Voya Institutional Trust Company
Roaring River II, Inc.	Voya Insurance Solutions, Inc.
Roaring River IV Holding, LLC	Voya International Nominee Holdings, Inc.
Roaring River IV, LLC	Voya Investment Management Alternative Assets LLC
Security Life Assignment Corp.	Voya Investment Management Co. LLC
Security Life of Denver Insurance Company	Voya Investment Management LLC
Security Life of Denver International Limited	Voya Investment Trust Company
SLD America Equities, Inc.	Voya Investments Distributor, LLC
SLDI Georgia Holdings, Inc.	Voya Investments, LLC
Voya Alternative Asset Management LLC	Voya Payroll Management, Inc.
Voya Benefits Company, LLC	Voya Pomona Holdings LLC
Voya Capital, LLC	Voya Realty Group LLC
Voya Custom Investments LLC	Voya Retirement Advisors, LLC
Voya II Custom Investments LLC	Voya Retirement Insurance and Annuity Company
Voya Special Investments, Inc.	Voya Services Company

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Under the intercompany tax sharing agreement, the Company had a (payable)/receivable of $(5.9) at December 31, 2020 and $11.1 at December 31, 2019, respectively, to/from Voya Financial, Inc., an affiliate, for federal income taxes.

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2020	2019	2018
	(In Thousands)
Federal tax expense on operations	$42,668	$62,132	$86,359
Federal tax (benefit) expense on capital gains and losses	7,718	(3,707)	580
Total current tax expense incurred	$50,386	$58,425	$86,939

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2020 and 2019 are as follows:

	12/31/2020			12/31/2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$273,969	$37,020	$310,989	$253,685	$28,515	$282,200	$20,284	$8,505	$28,789
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	273,969	37,020	310,989	253,685	28,515	282,200	20,284	8,505	28,789
Defered Tax Assets Nonadmitted	—	—	—	—	—	—	—	—	—
Admitted Adjusted Gross DTAs	273,969	37,020	310,989	253,685	28,515	282,200	20,284	8,505	28,789
Gross Deferred tax liabilities	71,216	37,020	108,236	70,814	28,515	99,329	402	8,505	8,907
Net Admitted Adjusted Gross DTAs	$202,753	$—	$202,753	$182,871	$—	$182,871	$19,882	$—	$19,882

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2020 and 2019 are as follows:

		12/31/2020			12/31/2019			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	209,021	—	209,021	203,011	—	203,011	6,010	—	6,010
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	238,507	37,020	275,527	226,680	28,515	255,195	11,827	8,505	20,332
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	209,021	XXX	XXX	203,011	XXX	XXX	6,010
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	64,948	37,020	101,968	50,673	28,515	79,188	14,275	8,505	22,780
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$273,969	$37,020	$310,989	$253,684	$28,515	$282,199	$20,285	$8,505	$28,790

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2020	2019
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	886.65%	883.20%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,591,746	$1,586,791

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/2020		12/31/2019		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$273,969	$37,020	$253,685	$28,515	$20,284	$8,505
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross DTAs	$273,969	$37,020	$253,685	$28,515	$20,284	$8,505
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	69.96%	0.00%	20.79%	0.00%	49.17%	0.00%

The Company’s tax planning strategies do not include the use of reinsurance.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2020	12/31/2019	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Discounting of unpaid losses	$321	$321	$—
Unearned premium reserve	26	26	—
Policyholder reserves	75,379	78,205	(2,826)
Investments	57,253	42,997	14,256
Deferred acquisition costs	106,277	100,794	5,483
Policyholder dividends accrual	3,130	3,412	(282)
Compensation and benefits accrual	10,178	9,279	899
Pension accrual	5,567	6,763	(1,196)
Receivables - nonadmitted	6,578	3,063	3,515
Net operating loss carry-forward	1,413	1,413	—
Tax credit carry-forward	4,597	4,507	90
Other (including items <5% of total ordinary tax assets)	3,248	2,904	344
Subtotal	273,967	253,684	20,283
Admitted ordinary deferred tax assets	$273,967	$253,684	$20,283
Capital:
Investments	$37,020	$28,515	$8,505
Subtotal	37,020	28,515	8,505
Admitted capital deferred tax assets	$37,020	$28,515	$8,505
Admitted deferred tax assets	$310,987	$282,199	$28,788

Deferred Tax Liabilities
Ordinary:
Investments	$32,187	$24,775	$7,412
Fixed assets	1,144	1,034	110
Deferred and uncollected premiums	12,569	17,256	(4,687)
Pension Accrural	181	—	181
Policyholder reserves	8,657	9,665	(1,008)
Other (including items <5% of total ordinary tax liabilities)	219	305	(86)
Subtotal	$54,957	$53,035	$1,922
Capital:
Investments	$53,280	$46,294	$6,986
Subtotal	$53,280	$46,294	$6,986
Total deferred tax liabilities	$108,237	$99,329	$8,908

Net deferred tax assets/liabilities	$202,750	$182,870	$19,880

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2020 and 2019, the Company had no valuation allowances.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes.

The significant items causing this difference are as follows:

		Year Ended December 31
		2020		2019		2018
		Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary income (loss)		$291,705		$104,706		$186,375
Capital gains (losses)		(35,915)		(10,815)		1,201
Total pretax income (loss)		255,790		93,891		187,576
Expected tax expense (benefit) at 21% for 2020, 2019 and 2018		53,716	21.0%	19,717	21.0%	39,391	21.0%
Increase (decrease) in actual tax reported resulting from:

a.	Dividends received deduction	(1,640)	(0.6)%	(1,677)	(1.7)%	(2,949)	(1.6)%
b.	Interest maintenance reserve	7,313	2.8%	514	0.5%	12,842	6.8%
c.	Reinsurance	(17,604)	(6.9)%	39,920	42.5%	(5,301)	(2.8)%
d.	Prior year tax	—	—%	—	—%	(354)	(0.2)%
f.	Other	(118)	—%	(189)	(0.2)%	241	0.2%
Total income tax reported		$41,667	16.3%	$58,285	62.1%	$43,870	23.4%

Current income taxes incurred		$50,387	19.7%	$58,425	62.3%	$86,939	46.4%
Change in deferred income tax*		(8,720)	(3.4)%	(140)	(0.1)%	(43,069)	(23.0)%
Total income tax reported		$41,667	16.3%	$58,285	62.2%	$43,870	23.4%
*    Excluding tax on unrealized gains (losses) and other surplus items.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2020, the Company's tax credits and net operating loss carryforward originated and expires as follows:

	Year of Origination	Year of Expiration	Amount
			(In Thousands)
Low Income Housing Tax Credit	2013	2033	$3,904
Low Income Housing Tax Credit	2014	2034	2
Low Income Housing Tax Credit	2015	2035	2
Total Low Income Housing Credit			$3,908

Foreign Tax Credit	2018	2028	$341
Foreign Tax Credit	2019	2029	147
Foreign Tax Credit	2020	2030	200
Total Foreign Tax Credit			$688

Net operating Loss	2017	2032	$6,729

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2020, 2019, and 2018.

There were no deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2020 and 2019.

The Company has no unrecorded tax liability as of December 31, 2020 and 2019.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company’s transferable state tax credit assets at December 31, 2020 and 2019 are as follows:

Method of Estimating Utilization of Remaining Transferable State Tax Credit	State	Carrying Value	Unused Credit Remaining
		(In Thousands)
December 31, 2020
Fixed Credit at time of purchase	AL	$118	$—
Total State Tax Credits		$118	$—

December 31, 2019
Fixed credit at time of purchase	AL	$157	$—
Fixed credit at time of purchase	NC	605	640
Total State Tax Credits		$762	$640

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company does not have any non-transferable or nonadmitted state tax credit assets at December 31, 2020 or 2019.

The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premiums taking into account policy growth and rate changes, projecting future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable tax credits.

A reconciliation of the change in the tax contingencies tax benefits is as follows:

	2020	2019	2018
	(In Thousands)
Balance at beginning of year	$—	$—	$4,151
Additions for tax positions related to current year	—	—	—
Reduction for tax positions related to prior year	—	—	4,151
Balance at end of year	$—	$—	$—

The Company had $0.0, $0.0 and $0.0 of tax contingencies as of December 31, 2020, 2019 and 2018, respectively.

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the balance sheet and statements of operation, respectively. The Company had no accrued interest or penalties as of December 31, 2020, 2019 and 2018.

For the tax years 2017 through 2020, Voya Financial, Inc. participates in the IRS Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. The IRS finalized the audit of Voya Financial, Inc. for the period ended December 31, 2018. For the periods ended December 31, 2019 and December 31, 2020, the IRS has determined that Voya Financial, Inc. would be in the Compliance Maintenance Bridge (Bridge) phase of CAP. In the Bridge phase, the IRS does not intend to conduct any review, or provide any letters of assurance for the tax year.

The Coronavirus Aid, Relief, and Economic Security ("CARES") Act, which became effective on March 27, 2020 and the Consolidated Appropriations Act, which became effective on December 27, 2020, have not had any material impact on corporate income taxes.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

10.    Investment in and Advances to Subsidiaries
The Company has two wholly owned insurance subsidiaries at December 31, 2020 and 2019, RNY and RR.

Amounts invested in and advanced to the Company’s subsidiaries are summarized as follows:

	December 31
	2020	2019
	(In Thousands)
Common stock (cost - $283,016 in 2020 and $283,016 in 2019)	$242,761	$303,362
Limited liability companies (cost - $28,250 in 2020 and $21,750 in 2019)	—	—
	$242,761	$303,362

Summarized financial information as of and for the year ended December 31 for these subsidiaries is as follows:

	December 31
	2020	2019	2018
	(In Thousands)
Revenues	$316,241	$307,434	$324,303
(Loss) Income before net realized gains and losses	(54,647)	13,649	(17,715)
Net (loss) income	(48,152)	(11,404)	(15,240)
Admitted assets	3,325,113	3,360,435	3,301,782
Liabilities	3,012,492	2,991,836	2,961,316

Asset and liability amounts for the year ended December 31, 2020, 2019, and 2018 for RNY and RR are included in the above table, however the Company's carrying amount for RR is zero.

The Company received no cash dividends from RNY during years ended December 31, 2020, 2019 and 2018.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

On September 12, 2008, the Company created a Missouri domiciled, wholly owned subsidiary, RR, as a limited liability company. RR received its licensure as a Captive pursuant to Missouri Revised Statutes Chapter 379 Sections 379.1353 to 379.1421 and the rules, regulations and interpretations of the Missouri Department of Insurance. After receiving all required and customary regulatory approvals, RR commenced doing business as a Captive on January 1, 2009. The following table summarizes key financial information related to RR:

	December 31
	2020	2019	2018
	(In Thousands)
Carrying Value of RR	$—	$—	$—
Contributed Capital to RR	6,500	—	—
Return of Capital from RR	—	—	7,500
Ceded Premium to RR	38,083	40,521	42,984
Ceded Reserves to RR	457,651	432,114	405,974
Ceded Insurance In Force to RR	28,698,543	29,374,938	30,177,568

The Company's share of losses in RR exceeds its investment in the entity for the years ended December 31, 2020 and 2019:

Year	Reporting Entity's Share of Net Income (Loss)	Accumulated Share of Net Income (Losses)	Reporting Entity's Share of Equity, Including Negative Equity	Guaranteed Obligation/Commitment for Financial Support (Yes/No)	Reported Value
	(In Thousands)
2020	$(29,308)	$(377,747)	$(362,497)	No	$—
2019	$(25,352)	$(348,812)	$(327,062)	No	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

11.    Reinsurance
The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from the reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

Effective January 1, 2019, the Company recaptured a block of 2013 Individual Term Life business previously ceded to FNL Insurance Company, Ltd. Concurrent with the recapture, the Company ceded the business to SLDI, an affiliate. The approximate effects of the transaction on the Company’s 2019 financial statements was a decrease in net income of $129.4 and an increase in surplus of $10.8; the result of $140.2 of a deferred gain.

Effective October 1, 2019, the Company ceded certain life business to New Re, a Swiss reinsurer being part of the Munich Re Group and a certified reinsurer in the state of Minnesota. The Company ceded $248.5 in premiums to New Re; the approximate effects of the transaction on the Company’s 2019 financial statements was an increase in pre-tax income of $29.3 and an increase in surplus of $127.4; the result of a deferred gain.

In connection with the closing of the Transaction, the Company reinsured certain of its fixed annuity business to two wholly owned subsidiaries of Athene. The business being reinsured includes substantially all in-force individual fixed and fixed index deferred and fixed payout annuities of the Company. As a result of the Transaction, the Company no longer issues fixed annuity or fixed indexed annuity contracts. The impact of the reinsurance transaction on the Company's 2018 financial statement was a decrease in net income of approximately $12.0 primarily due to the ceding commission the Company paid to Athene.

Effective December 31, 2018 the Company and its affiliate SLD entered into an Automatic Retrocession Agreement whereby SLD assumed certain life insurance business from the Company on a modified coinsurance basis. The Company ceded $872.8 in premiums to SLD; the approximate effects of the transaction on the Company’s 2018 financial statements was an increase in pre-tax income $10.6 and an increase in surplus of $40.3; the result of a deferred gain.

Assumed premiums amounted to $94.7, $88.5 and $1,213.7 for 2020, 2019 and 2018, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2020	2019	2018
	(In Thousands)
Premiums for the year ended	$2,086,674	$2,502,311	$3,041,384
Benefits paid or provided for the year ended	1,892,597	2,228,698	1,960,684
Policy and contract liabilities at year end	11,518,475	11,890,454	11,475,126

The amount of reinsurance credits taken for new agreements executed since January 1, 2020 to include policies or contracts that were in force or which had existing reserves established by the Company were $0.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. The aggregate reduction in surplus of a unilateral cancellation by the reinsurer which results in a net obligation of the reporting entity to the reinsurer is $0.1 as of December 31, 2020, and the total amount of reinsurance credits taken for these agreements is $0.4 and $0.4 as of December 31, 2020 and 2019, respectively.

The Company estimates that an aggregate reduction in surplus of $7.8 billion would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2020. The amount estimated as of December 31, 2019 and 2018 was $8.0 billion and $7.4 billion, respectively. This excludes any agreements under which the reinsurer may unilaterally cancel for reasons other than nonpayment of premium or other similar credits.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

12.    Capital and Surplus
Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Under Minnesota insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the greater of (1) 10% of the insurer’s policyholder surplus as of the preceding December 31 or (2) the insurer's net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles. In addition, under Minnesota insurance law, no dividend or other distribution exceeding an amount equal to an insurance company's earned surplus may be paid without the domiciliary insurance regulator's prior approval. An extraordinary dividend or distribution cannot be paid without the prior approval of the Minnesota Department of Commerce-Insurance Division.

The Company's surplus notes as of December 31, 2020:

Date Issued	Interest Rate	Original Issue Amount of Note	Is Surplus Note Holder a Related Party (Y/N)	Carrying Value of Note Prior Year	Carrying Value of Note Current Year*	Unapproved Interest And/Or Principal
12/1/2001	1.17%	$100,000	Y	$100,000	$100,000	$528
XXX	XXX	$100,000	XXX	$100,000	$100,000	$528

Current year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Current Year Interest Offset Percentage (not including amounts paid to a 3rd party liquidity provider).	Current Year Principal Paid	Life-To-Date Principal Paid	Date of Maturity
$2,295	$66,383	—%	$—	$—	9/15/2021
$2,295	$66,383	XXX	$—	$—	XXX

Are Surplus Note payments contractually linked? (Y/N)	Surplus Note payments subject to administrative offsetting provisions? (Y/N)	Were Surplus Notes proceeds used to purchase an asset directly from the holder of the surplus note? (Y/N)	Is Asset Issuer a Related Party (Y/N)	Type of Assets Received Upon Issuance
N	N	N	N
XXX	XXX	XXX	XXX	XXX

Principal Amount of Assets Received Upon Issuance	Book/Adjusted Carry Value of Assets	Is Liquidity Source a Related Party to the Surplus Note Issuer? (Y/N)
$—	$—	N
$—	$—	XXX

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

A surplus note with a carrying value and par value of $100.0 was issued by the Company to Voya Holdings on December 1, 2001 with September 15, 2021 as the date of maturity. On November 25, 2009, the surplus note transferred beneficial ownership from Voya Holdings to SLDI Georgia Holdings, Inc.("SGH"). For the years ended December 31, 2020, 2019 and 2018, interest paid totaled $2.3, $3.1 and $2.6, respectively. There is no accrued interest for the years ended December 31, 2020 and 2019. The interest rate associated with this surplus debenture varies. The amount of unapproved interest and/or principal associated with this surplus debenture is $0.5, $0.9, and $0.8 as of December 31, 2020, 2019 and 2018, respectively.

Payment of the note and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders of the Company in the event of (a) the institution of bankruptcy, reorganization, insolvency, or liquidation proceedings by or against the Company, or (b) the appointment of a Trustee, receiver or other conservator for a substantial part of the Company’s properties. Any payment of principal and/or interest made is subject to the prior approval of the Minnesota Insurance Commissioner.

Capital Contributions and Extraordinary Dividends

On August 11, 2020, the Company paid a capital contribution in the amount of $6.5 to its subsidiary, RR.

On April 4, 2019, the Company declared an extraordinary distribution, which has been recorded as a reduction to paid in capital, in the amount of $360.0 to its sole shareholder, Voya Holdings Inc., for ultimate distribution to Voya Financial, Inc., subject to approval of the Minnesota Department of Commerce-Insurance Division, which was paid on April 30, 2019, after receipt of such approval.

On December 21, 2018, the Company received a return of capital of $7.5 from RR.

The Company did not receive any capital contributions from Voya Holdings during 2020, 2019 and 2018.

Life and health insurance companies are subject to certain Risk Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

13.    Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

    The Company’s composition of asset mix can change from period to period and all assets described below may not be held at December 31, 2020.

The following methods and assumptions are used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes there to:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100R, Fair Value ("SSAP No. 100R"). Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Fair values for actively traded marketable bonds are determined based upon quoted market prices and are classified as Level 1 assets. Corporate bonds, ABS, U.S. agency bonds, and foreign securities use observable pricing method such as matrix pricing, market corroborated pricing or inputs such as yield curves and indices. These investments are classified as Level 2. All other bonds are classified as level 2 or 3.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0.7% and 8.4% over the total portfolio. The Company’s statutory fair values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).
Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

    The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or market.

Derivatives are carried at fair value, which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third-party sources, such as yield curves, exchange rates, Standard & Poor's ("S&P") 500 Index prices and London Interbank Offered Rates ("LIBOR") and Overnight Index Swap Rates ("OIS"). For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Derivatives which qualify for special hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)Quoted prices for similar assets or liabilities in active markets;
b)Quoted prices for identical or similar assets or liabilities in non-active markets;
c)Inputs other than quoted market prices that are observable; and
d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.
The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Bonds and other invested assets: Securities that are carried at fair value on the balance sheet are classified as Level 2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Fair value for privately placed bonds and other invested assets is determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. The Company’s level 3 fair value measurements of its bonds and other invested assets are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis.

Preferred and common stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Certain preferred stock and common stock prices are obtained through commercial pricing services and are classified as Level 2 assets. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers and are classified as Level 3 assets.
Cash equivalents and short-term investments: The fair values for cash equivalents and short-term investments are generally determined based on most quoted market prices.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in Level 1. The underlying instruments in bonds have valuations that are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for bonds.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the balance sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, S&P 500 Index prices, LIBOR, and OIS, which are obtained from third party

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company also has certain swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. Futures and TBA forwards are valued based on quoted prices and listed as level 1. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Mortgage loans: The fair values for mortgage loans are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans are classified as Level 3.

Contract loans: The fair value of policy loans approximates the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Deposit type contracts: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

Supplementary contracts and immediate annuities: Fair value is estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 2 and 3.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2020:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$14,526,452	$12,281,330	$529,046	$13,246,810	$750,596
Preferred stock	94,193	73,875	6,942	5,916	81,335
Common stock	20,880	20,880	41	10,000	10,840
Mortgage loans	2,099,753	1,946,419	—	—	2,099,753
Contract loans	484,588	484,588	—	484,588	—
Other invested assets	288,053	206,127	—	288,053	—
Cash equivalents and short-term investments	32,563	32,323	28,116	4,447	—
Derivatives
Equity contracts	4,673	4,673	—	4,673	—
Foreign exchange contracts	734	286	—	734	—
Interest rate contracts	12,700	12,315	624	12,076	—
Separate account assets	2,604,754	2,604,754	2,594,055	9,945	754
Total Assets	$20,169,343	$17,667,570	$3,158,824	$14,067,242	$2,943,278

Liabilities:
Supplementary contracts and immediate annuities	$73,883	$103,665	$—	$—	$73,883
Deposit type contracts	680,076	680,076	—	680,076	—
Derivatives
Credit contracts	311	524	—	311	—
Equity contracts	3,826	3,826	—	3,826	—
Foreign exchange contracts	7,088	9,142	—	7,088	—
Interest rate contracts	116,608	77,088	35	116,573	—
Total Liabilities	$881,792	$874,321	$35	$807,874	$73,883

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2020.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2019:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$13,941,832	$12,514,130	$489,570	$12,887,924	$564,338
Preferred stock	92,703	80,899	6,632	5,579	80,492
Common stock	21,093	21,094	36	10,000	11,057
Mortgage loans	2,148,258	2,020,813	—	—	2,148,258
Contract loans	523,256	523,256	—	523,256	—
Other invested assets	264,590	204,773	—	264,590	—
Cash equivalents and short-term investments	29,844	29,846	29,794	50	—
Derivatives
Equity contracts	2,813	2,813	—	2,813	—
Foreign exchange contracts	1,626	1,301	—	1,626	—
Interest rate contracts	18,972	18,645	489	18,483	—
Separate account assets	2,331,634	2,331,634	2,320,047	10,607	980
Total Assets	$19,376,621	$17,749,204	$2,846,568	$13,724,928	$2,805,125

Liabilities:
Supplementary contracts and immediate annuities	$89,223	$103,584	$—	$—	$89,223
Deposit type contracts	683,511	683,511	—	683,511	—
Derivatives
Credit contracts	284	284	—	284	—
Equity contracts	1,952	1,952	—	1,952	—
Foreign exchange contracts	2,710	3,035	—	2,710	—
Interest rate contracts	58,382	35,318	79	58,303	—
Total Liabilities	$836,062	$827,684	$79	$746,760	$89,223

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2019.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Common stock	$41	$10,000	$10,840	$20,880
Derivatives
Equity contracts	—	4,673	—	4,673
Interest rate contracts	624	11,691	—	12,315
Separate account assets	2,594,055	9,945	754	2,604,754
Total assets	$2,594,720	$36,309	$11,594	$2,642,622

Liabilities:
Supplementary contracts and immediate annuities	$—	$—	$40,817	$40,817
Deposit type contracts	—	680,076	—	680,076
Derivatives
Credit contracts	—	318	—	318
Equity contracts	—	3,826	—	3,826
Foreign exchange contracts	—	1,028	—	1,028
Interest rate contracts	—	77,088	—	77,088
Total liabilities	$—	$762,336	$40,817	$803,153

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Common stock	$36	$10,001	$11,057	$21,094
Derivatives
Equity contracts	—	2,813	—	2,813
Interest rate contracts	478	18,166	—	18,644
Separate account assets	2,320,047	10,607	980	2,331,634
Total assets	$2,320,561	$41,587	$12,037	$2,374,185

Liabilities:
Deposit type contracts	$—	$683,511	$—	$683,511
Supplementary contracts and immediate annuities	—	—	40,599	40,599
Derivatives
Credit contracts	—	284	—	284
Equity contracts	—	1,952	—	1,952
Foreign exchange contracts	—	433	—	433
Interest rate contracts	—	35,318	—	35,318
Total liabilities	$—	$721,498	$40,599	$762,097

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2020:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Assets
Bonds
Common Stock	$11,057	$—	$—	$(3,182)	$1,155	$2,949	$—	$—	$(1,140)	$10,839
Separate accounts	980	—	—	—	(151)	—	—	—	(75)	754
Total	$12,037	$—	$—	$(3,182)	$1,004	$2,949	$—	$—	$(1,215)	$11,593

Liabilities
Supplementary contracts and immediate annuities	40,599	—	—	—	—	—	—	—	218	$40,817
Total	$40,599	$—	$—	$—	$—	$—	$—	$—	$218	$40,817

There were no transfers into or out of Level 3 during the year ended December 31, 2020. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the most recent quarterly reporting period.

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2019:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Common Stock	$3,808	$—	$—	$(8,696)	$3,262	$12,683	$—	$—	$—	$11,057
Separate accounts	71	—	(57)	—	16	1,000	—	—	(50)	980
Total	$3,879	$—	$(57)	$(8,696)	$3,278	$13,683	$—	$—	$(50)	$12,037
Liabilities
Supplementary contracts and immediate annuities	$—	$42,426	$—	$—	$—	$—	$—	$—	$(1,827)	$40,599
Total	$—	$42,426	$—	$—	$—	$—	$—	$—	$(1,827)	$40,599

Transfers into or out of Level 3 during the year ended December 31, 2019 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes, when prices are not available from one of the commercial pricing services, are reflected as transfers into Level 3. These securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Transfers into Level 3 during the year ended December 31, 2019 are the result of a re-evaluation of certain supplementary contracts and immediate annuities previously classified as Level 2. Based on this evaluation, Level 3 classification has been deemed appropriate.

14.Commitments and Contingencies
Operating Leases: The Company is party to certain cost sharing agreements with other affiliated Voya Financial, Inc. companies. Included in those cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. During the years ended December 31, 2020, 2019 and 2018, rent expense totaled $1.7, $1.9 and $1.8, respectively.

Legal Proceedings - The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. The Company’s litigation includes Henkel of America v. ReliaStar Life Insurance Company (USDC District of Connecticut, No. 1:18-cv-00965) (filed June 8, 2018). Plaintiff alleges that the Company breached the terms of a stop loss policy it issued to Plaintiff by refusing to reimburse Plaintiff for more than $47.0 in claims incurred by participants in prior years and submitted for coverage under the stop loss policy. Plaintiff alleges a breach of contract claim or, in the alternative, that the stop loss policy be declared to cover the submitted claims, and also asserts that the Company engaged in unfair trade practices and unfair insurance practices in violation of state statutes, and did so willfully and intentionally to warrant an award of punitive damages under state law. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

In addition, the life insurance industry, including the Company, has experienced litigation alleging, for example, that insurance companies have breached the terms of their life insurance policies by increasing the insurance rates of the applicable policies inappropriately or by factoring into rate adjustments elements not disclosed under the terms of the applicable policies, and, consequently, unjustly enriched themselves. This litigation is generally known as cost of insurance litigation. While it is not possible to forecast the outcome of such lawsuits or arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits or arbitrations will not have a material adverse effect on the Company's operations or financial position. Cost of insurance litigation for the Company includes Advance Trust & Life Escrow Services, LTA v. ReliaStar Life Insurance Company (USDC District of Minnesota, No. 1:18-cv-02863) (filed October 5, 2018), a putative class action in which Plaintiff alleges that the Company’s universal life insurance policies only permitted the Company to rely upon the policyholders’ expected future mortality experience to establish the cost of insurance, and that as projected

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

mortality experience improved, the policy language required the Company to decrease the cost of insurance. Plaintiff alleges that the Company did not decrease the cost of insurance as required, thereby breaching its contract with the policyholders, and seeks class certification. The Company denies the allegations in the complaint, believes the complaint to be without merit, and will defend the lawsuit vigorously.

Regulatory Matters - As with many financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict, but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company to cooperate fully in these matters.

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgages of $28.3 and $30.3 at December 31, 2020 and 2019, respectively. The Company is also committed to provide additional capital contributions of $327.0 and $336.6 at December 31, 2020 and 2019, respectively, in partnerships.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

15.    Financing Agreements
The Company has entered into a reciprocal loan agreement with Voya Financial, Inc. to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2030, the Company and Voya Financial, Inc. can borrow up to 2% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the Company received interest income of $0.1, $0.3 and $0.4 for the years ended December 31, 2020, 2019, and 2018, respectively.

There was minimal interest expense incurred on borrowed money for the years ended December 31, 2020, 2019, and 2018.

As of December 31, 2020 and 2019, the Company had $0.0 and $0.0 outstanding receivable and no outstanding payable from Voya Financial, Inc. under the reciprocal loan agreement.

As of December 31, 2020, the Company is the beneficiary of letters of credit totaling $716.1; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

16.    Related Party Transactions
The Company has entered into various management and services contracts with other affiliated Voya Financial, Inc. companies. The costs associated with these agreements are allocated among those companies in accordance with systematic cost allocation methods. The Company's material related party agreements are detailed below:

Investment Management: The Company has entered into an investment advisory agreement with Voya Investment Management LLC ("VIM") under which VIM provides the Company with investment management services. For the years ended December 31, 2020, 2019 and 2018, expenses were incurred in the amounts of $30.6, $30.4 and $29.3, respectively.

Services Agreements: The Company has entered into an inter-insurer services agreement with its U.S. insurance company affiliates and other affiliates (collectively, the "affiliates") whereby the affiliates provide certain administrative, management, professional, advisory, consulting, and other services to each other. For the years ended December 31, 2020, 2019 and 2018, expenses were incurred in the amounts of $2.4, $10.3 and $16.8, respectively.

For the year ended December 31, 2020, the Company transferred investment securities of $72.0 to Voya Retirement Insurance and Annuity Company ("VRIAC").

The Company has entered into a services agreement with VSC whereby VSC provides certain administrative, management, professional, advisory, consulting and other services to the Company. For the years ended December 31, 2020, 2019 and 2018, expenses were incurred in the amounts of $341.3, $247.6 and $209.6, respectively.

Tax Sharing Agreements: See Note 9 for disclosure related to the federal tax sharing agreement.

The Company has also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that are parties to the agreement.  The state tax agreement applies to situations in which Voya Financial, Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

17.    Accident and Health Contracts
The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2020	2019
	(In Thousands)
Balance at January 1	$434,279	$414,947
Less reinsurance recoverables	362,541	340,095
Net balance at January 1	71,738	74,852

Incurred related to:
Current year	342,964	118,038
Prior years	239,767	(12,948)
Total incurred	582,731	105,090

Paid related to:
Current year	191,477	78,408
Prior years	90,404	29,796
Total paid	281,881	108,204

Net balance at December 31	372,589	71,738
Plus reinsurance recoverables	63,809	362,541
Balance at December 31	$436,398	$434,279

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends, but could include a reduction due to retrospectively rated contracts. Incurred and paid claims are presented net of reinsurance. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

As a result of a modified coinsurance reinsurance agreement, the entire claim liability is held by the Company, while only 20% of the paid claims remain on the Company's financial statements. Incurred and paid claims are presented net of reinsurance.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the balance sheet.

As of December 31, 2020, a $7.5 decrease in reserves was driven by two updates to the Supplemental Benefit IBNR calculation: 1) Pegged loss ratios were updated to reflect recent trends and 2) The grading period from the pegged loss ratio to the full claims experience was updated to reflect the speed at which claims develop.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company currently does not actively write any health insurance premium subject to the Affordable Care Act Risk sharing provisions. The Company's existing health insurance business consists of grandfathered policies issued prior to March 23, 2010 that are not Qualified Health Plans (“QHP”), as defined in the Affordable Care Act. As a result, the Company does not have any admitted assets, liabilities or revenue elements under any program regarding the risk sharing provisions of the Affordable Care Act for the reporting periods ended December 31, 2020, 2019 and 2018.

18.    Retrospectively Rated Contracts
The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of group life premiums written, net of reinsurance, by the Company that was subject to retrospective rating features was $16.0, $13.9, and $12.7 for December 31, 2020, 2019, and 2018, respectively. This represented $3.1%, 7.9%, and 2.3% of the total group life premiums written, net of reinsurance, for December 31, 2020, 2019 and 2018, respectively. The amount of group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company was $79.1, $1.7, and $1.6 for December 31, 2020, 2019 and 2018, respectively. This represented 5.1%, 0.6%, and 1.0% of net group health premiums written at December 31, 2020, 2019 and 2018, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

19.    Direct Premiums Written/Produced by Managing General Agents/Third Party
Administrators

Name of Managing General Agent or Third Party Administrator	FEIN Number	Exclusive Contract	Type of Business Written	Type of Authority Granted *	Total Direct Premiums Written
					(In Thousands)
2020
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$161,212
Total					$161,212

2019
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$145,534
Total					$145,534

2018
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$123.535
Total					$123,535

* C = Claims payment, CA = Claims adjustment, B = Binding authority, U = Underwriting

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2020
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

20.    Subsequent Events
The Company has evaluated all events occurring after December 31, 2020 through April 5, 2021, the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the statutory-basis financial statements. No other material subsequent events were noted other than those already disclosed.
On January 4, 2021, the Company's ultimate parent, Voya Financial, Inc., closed a transaction with Resolution Life US for the sale of Voya Financial, Inc.'s life insurance and legacy non-retirement annuity businesses and related assets. See Note 1 for more details.

On March 30, 2021, the Company received a return of capital of $52.0 from RR.

On March 31, 2021, Voya Holding Inc. contributed, Voya Financial Holding II, LLC ("VFHII") to the Company . Immediately after VFHII paid a return of capital of $20.0 to the Company. Subsequently the Company liquidated VFHII.

PART C
OTHER INFORMATION

Item 26	Exhibits

(a)
Resolutions of Board of Directors of Northwestern National Life Insurance Company ("NWNL") establishing the Select*Life Variable Account. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)	Not Applicable.

(c)	(1)
Distribution Agreement between ReliaStar Life Insurance Company and ING America Equities, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-105319, as filed on July 17, 2003.)

(2)
Form of Assignment of Broker/Dealer Agency Selling Agreement by and between Washington Square Securities, Inc. and ING America Equities, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-105319, as filed on July 17, 2003.)

(3)
Intercompany Agreement, effective as of January 1, 2010, between Directed Services LLC and RLIC Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 6, 2011.)

(4)
Intercompany Agreement, effective as of January 1, 2010, between ING Investment Management LLC and RLIC Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 6, 2011.)

(d)	(1)	Form of Policy. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(2)	Accelerated Benefit Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(3)	Children's Insurance Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(4)	Additional Insured Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-92000, as filed on July 3, 2002.)
	(5)	Insured's Cost of Living Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(6)	Waiver of Monthly Deduction Rider (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(7)	Accidental Death Benefit Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(8)	Waiver of Specified Premium Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(9)	Term Insurance Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(10)	Extended Death Benefit Guarantee Rider. (Incorporated herein by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on December 22, 1998.)
	(11)	Policy Illustration. (Incorporated herein by reference to Pre-Effective Amendment No. 3 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 24, 2002.)

(e)	(1)	Revised Policy Application Form. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-69431, as filed on April 2, 1999.)
(2)
Fund Allocation of Premium Payments Form (Form No. 139195 05/01/2016). (Incorporated herein by reference to Post-Effective Amendment No. 36 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 13, 2016.)

(f)	(1)	Amended Articles of Incorporation of ReliaStar Life. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)
	(2)	Amended By-Laws of ReliaStar Life. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(g)	Not Applicable.

(h)	(1)	(a)
Participation Agreement dated as of as of March 27, 2000, by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., A I M Distributors, Inc. and Washington Square Securities, Inc. (“WSSI”). (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

	(2)	(a)
Participation Agreement dated as of August 8, 1997, among ReliaStar Life Insurance Company, The Alger American Fund and Fred Alger and Company, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 002-95392, as filed on August 4, 1997.)

	(3)	(a)
Fund Participation Agreement entered into as of April 30, 2003, among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File No. 333-105319, as filed on July 17, 2003.)

(b)
Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 9, 2007.)

	(4)	(a)
Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-6 of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

(b)
Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4, File No. 333-28755, as filed on April 7, 2008.)

(c)
First Amendment to Rule 22c-2 Agreement dated April 29, 2013 and effective January 1, 2013 by and among ING Life insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Systematized Benefits Administrators Inc., ING Institutional Plan Services, LLC and BlackRock Investments, LLC. (Incorporated herein by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4, File No. 333-01107, as filed on April 9, 2014.)

(5)	(a)
Participation Agreement dated as of March 16, 1988, by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendments Nos. 002-8. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)
Participation Agreement dated as of January 1, 1991, by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendments Nos. 1-7. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(c)
Service Agreement dated January 1, 1997, by and between ReliaStar Life Insurance Company and Fidelity Investments Institutional Operations Company, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(6)	(a)
Participation Agreement dated as of August 8, 1997, by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(7)	(a)
Participation Agreement dated as of August 8, 1997, by and between ReliaStar Life Insurance Company, Neuberger&Berman Advisers Management Trust and Neuberger&Berman Management Incorporated. (Incorporated herein by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-105319, as filed on November 24, 2003.)

(b)
Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between Neuberger Berman Management Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 9, 2007.)

(8)	(a)
Participation Agreement by and between ReliaStar Life Insurance Company, OCC Accumulation Trust and OCC Distributors, dated August 8, 1997. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 00002-95392, as filed on August 4, 1997.)

(b)
Letter Agreement dated August 8, 1997, by and between ReliaStar Life Insurance Company and OpCap Advisors. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Registration Statement on Form S-6, File No. 00002-95392, as filed on August 4, 1997.)

(9)	(a)
Participation Agreement dated as of April 30, 2002, by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to Initial Registration Statement on Form S-6, 333-92000, as filed on July 3, 2002.)

(10)	(a)
Participation Agreement dated as of January 14, 1994, by and among Northwestern National Life Insurance Company (renamed ReliaStar Life Insurance Company), Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2. (Incorporated herein by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(11)	(a)
Fund Participation, Administrative and Shareholder Services Agreement, made and entered into as of July 25, 2016, and effective on the December 31, 2015, by and between ReliaStar Life Insurance Company, Voya America Equities, Inc., Voya Investments Distributor, LLC, Voya Balanced Portfolio, Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolio, Inc., Voya Variable Funds, Voya Variable Insurance Trust, Voya Variable Portfolios, Inc. and Voya Variable Products Trust. (Incorporated herein by reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-6, File No. 033-57244, as filed on April 14, 2017.)

(b)
Rule 22C-2 Agreement, effective April 16, 2007, and to become operational on October 16, 2007, by and between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 9, 2007.)

(i)	Not Applicable.

(j)	Not Applicable.

(k)	Opinion and Consent of Counsel.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Consent of Independent Registered Public Accounting Firm.

(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.

(p)	Not Applicable.

(q)	Not Applicable.

(r)	Powers of Attorney.

Item 27	Directors and Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Robert L. Grubka, 20 Washington Avenue South, Minneapolis, MN 55401	Director and President
Michael R. Katz, Work at Home, Pennsylvania	Director, Senior Vice President and Chief Financial Officer
Heather H. Lavallee, One Orange Way, Windsor, CT 06095-4774	Director and Senior Vice President
Rodney O. Martin, Jr., 230 Park Avenue, New York, NY 10169	Director and Chairman
Charles P. Nelson, One Orange Way, Windsor, CT 06095-4774	Director
Francis G. O’Neill, One Orange Way, Windsor, CT 06095-4774	Director, Senior Vice President and Chief Risk Officer
Michael S. Smith, 230 Park Avenue, New York, NY 10169	Director, Executive Vice President
Larry N. Port, 230 Park Avenue, New York, NY 10169	Executive Vice President and Chief Legal Officer
Carlo Bertucci, One Orange Way, Windsor, CT 06095-4774	Senior Vice President, Treasurer and Chief Tax Officer
C. Landon Cobb, Jr., 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Matthew Toms, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Senior Vice President
Jean Weng, 230 Park Avenue, New York, NY 10169	Senior Vice President and Assistant Secretary
Michele White, One Orange Way, Windsor, CT 06095-4774	Senior Vice President

Wayne M. Forlines, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390	Vice President
Regina A. Gordon, One Orange Way, Windsor, CT 06095-4774	Vice President, Compliance
Carol B. Keen, Work at Home, Florida	Vice President
Niccole A. Peck, 5780 Powers Ferry Road, NW, Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Kyle A. Puffer, One Orange Way, Windsor, CT 06095-4774	Vice President and Appointed Actuary
Kevin J. Reimer, 5780 Powers Ferry Road, NW, Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
John Thistle, 30 Braintree Hill Office Park, Floors 2-4, Braintree MA 02184	Vice President
Rajat P. Badhwar, One Orange Way, Windsor, CT 06095-4774	Chief Information Security Officer
Melissa A. O’Donnell, 20 Washington Avenue South Minneapolis, Minnesota 55401	Secretary

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 28	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Voya Financial, Inc.
HOLDING COMPANY SYSTEM

03-31-2021

Voya Financial, Inc. Non-Insurer (Delaware) 52-1222820 NAIC 4832

Pen-Cal Administrators, Inc. Non-Insurer (California) 94-2695108

Voya Services Company Non-Insurer (Delaware) 52-1317217

Voya Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

Voya Holdings Inc. Non-Insurer (Connecticut) 02-0488491

03/31/21	Voya Benefits Company, LLC Non-Insurer (Delaware) 83-0965809

Page 1	Voya Financial Advisors, Inc. Non-Insurer (Minnesota) 41-0945505

Voya Investment Management LLC Non-Insurer (Delaware) 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

Voya Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

Voya Investment Management (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Services (UK) Limited Non-Insurer (United Kingdom)
Voya Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

Voya Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

Voya Furman Selz Investments III LLC (*a) Non-Insurer (Delaware) 13-4127836

Voya Realty Group LLC Non-Insurer (Delaware) 13-4003969

Voya Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*b) Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

03/31/21	Voya Capital, LLC Non-Insurer (Delaware) 86-1020892

Page 2	Voya Funds Services, LLC Non-Insurer (Delaware) 86-1020893

Voya Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

Voya Investments, LLC Non-Insurer (Arizona) 03-0402099

RiverRoch LLC (*c) Non-Insurer (Delaware)

Oconee Real Estate Holdings LLC (*d) Non-Insurer (Delaware ) 85-15787

Voya Retirement Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Voya Financial Partners, LLC Non-Insurer (Delaware) 06-1375177

03/31/21	Voya Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284

Page 3	Voya Retirement Advisors, LLC Non-Insurer (New Jersey) 22-1862786

Voya Institutional Trust Company Non-Insurer (Connecticut) 46-5416028

ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

Roaring River, LLC Insurer (Missouri) 26-3355951 NAIC 13583

ILICA LLC Non-Insurer (Connecticut) 06-1067464

Voya International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

Voya Insurance Solutions, Inc. Non-Insurer (Connecticut) 06-1465377

Roaring River IV Holding, LLC Non-Insurer (Delaware) 46-3607309

Roaring River IV, LLC Insurer (Missouri) 80-0955075 NAIC 15365

Voya Custom Investments LLC Non-Insurer (Delaware) 27-2278894

SLDI Georgia Holdings, Inc. Non-Insurer (Georgia) 27-1108872

Voya II Custom Investments LLC Non-Insurer (Delaware) 27-1108872

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

Security Life Assignment Corporation Non-Insurer (Colorado) 84-1437826

IIPS of Florida, LLC Non-Insurer (Florida)

03/31/21	Voya Special Investments, Inc. (*e) Non-Insurer (Delaware) 85-1775946

Page 4	VFI SLK Global Services Private Limited (*f) Non-Insurer (India)

*a	Voya Furman Selz Investments III LLC owned 95.81% by Voya Investment Management Alternative Assets LLC and 4.19% by Third Party Shareholder.
*b	Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholder.
*c
RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company, owned 10.8% by Security Life of Denver Insurance Company and owned 24.7% by Non-Affiliate Member.

*d
Oconee Real Estate Holdings LLC owned 30.4% by Voya Retirement Insurance and Annuity Company, owned 29% by ReliaStar Life Insurance Company, owned 8.5% by Security Life of Denver Insurance Company and owned 42% by Non-Affiliate Member.

*e	Voya Special Investments, Inc. owned 0.2% by Voya Financial, Inc., 49.9% by Voya Retirement Insurance and Annuity Company and 49.9% by ReliaStar Life Insurance Company.
*f	VFI SLK Global Services Private Limited owned 49% by Voya Financial, Inc. and owned 51% by SLK Software Services Private Limited.

Item 29	Indemnification

Under its Bylaws, Section 5.01, ReliaStar Life Insurance Company ("ReliaStar Life") indemnifies, to the full extent permitted by the laws of the State of Minnesota, each person (and the heirs, executors and administrators of such person) who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer or employee of ReliaStar Life, or is or was serving at the request of ReliaStar Life as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life in connection with the securities being registered, ReliaStar Life may, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit the question of whether or not such indemnification by it is against public policy as expressed in the Act to a committee comprised of directors who are not parties to the proceeding before referring it to a court of appropriate jurisdiction and will be governed by the final adjudication of such issue. If ReliaStar Life indemnifies or advances expenses in connection with a claim, the Laws of the State of Minnesota require ReliaStar Life to disclose, in writing to its shareholders, the amount of the indemnification or advance and to whom and on whose behalf it was paid.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Minnesota, Voya Financial, Inc. maintains Professional Liability and Fidelity Bond Employment Practices liability and Network Security insurance policies. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. These policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a.”Cyber/IT”).

Additionally, Section XVIII of the ReliaStar Life Insurance Company Distribution Agreement with SLD America Equities, Inc. (Voya America Equities, Inc. changed its name to SLD America Equities, Inc. in connection with the closing of a Master Transaction between Voya Financial, Inc. and Resolution Life U.S. Holdings Inc.) generally provides that each party will indemnify and hold harmless the officers, directors and employees of the other party (and the variable account with respect to indemnity by SLD America Equities, Inc.) against any expenses (including legal expenses), losses, claims, damages, or liabilities arising out of or based on certain claims or circumstances in connection with the offer or sale of the policies. Under this agreement neither party is entitled to indemnity if the expenses (including legal expenses), losses, claims, damages, or liabilities resulted from their own willful misfeasance, bad faith, negligence, misconduct or wrongful act.

Item 30	Principal Underwriters

(a)
Other Activity. SLD America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company.

(b)	Management of SLD America Equities, Inc.

Name and Principal Business Address	Positions and Offices with Underwriter
Brandi Haugen, 2000 21st Avenue NW, Minot ND 58703	President and Chief Executive Officer
Anthony J. Brantzeg, 1475 Dunwoody Dr., West Chester, PA 19380	Senior Vice President and Chief Risk Officer
Chad M. Eslinger, 20 Washington Ave. S, Minneapolis, MN 55401	Senior Vice President and Chief Compliance Officer
John T. Price, 5780 Powers Ferry Rd. NW, Atlanta, GA 30327	Senior Vice President and Secretary
Debra M. Bell, Works From Home, Colorado	Vice President and Assistant Treasurer
Matthew K. Duffy, 5780 Powers Ferry Rd. NW, Atlanta, GA 30327	Vice President, Chief Financial Officer and Financial Operations Principal
Stephen D. Hartman,1475 Dunwoody Dr., West Chester, PA 19380	Vice President and Treasurer
Raghib Muhammad, 1475 Dunwoody Dr., West Chester, PA 19380	Vice President and Chief Information Officer
Robert Pienkowski, Works From Home, New York	Vice President and Chief Information Security Officer
Mary A. Tuttle, Works From Home, Colorado	Vice President and Assistant Treasurer
Angelia M. Lattery, 20 Washington Ave. S, Minneapolis, MN 55401	Assistant Secretary
James D. Ensley, 5780 Powers Ferry Rd. NW, Atlanta, GA 30327	Tax Officer

(c)	Compensation From the Registrant.

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2019 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
SLD America Equities, Inc.				$463,685
*	Compensation shown in column 5 includes: marketing allowances.

Item 31	Location of Accounts and Records

Accounts and records are maintained by ReliaStar Life Insurance Company at 20 Washington Ave South, Minneapolis, MN 55401 and by Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, GA 30327.

Item 32	Management Services

None.

Item 33	Fee Representations

ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company under the policies. ReliaStar Life Insurance Company bases this representation on its assessment of such factors such as the nature and extent of such services, expenses and risks, the need for the ReliaStar Life Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Select*Life Variable Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 28 to this Registration Statement on Form N-6 (File No. 333-69431) to be signed on its behalf by the undersigned, duly authorized, in the Town of Windsor, and State of Connecticut on the 1st of May, 2021.

SELECT*LIFE VARIABLE ACCOUNT
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY
(Depositor)

By:	Robert L. Grubka*
Robert L. Grubka President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Robert L. Grubka*	Director and President
Robert L. Grubka	(principal executive officer)

Michael R. Katz*	Director and Chief Financial Officer
Michael R. Katz	(principal financial officer)

Heather H. Lavallee*	Director	May
Heather H. Lavallee		1, 2021

Francis G. O’Neill*	Director
Francis G. O’Neill

Rodney O. Martin, Jr.*	Director and Chairman
Rodney O. Martin, Jr.

Charles P. Nelson*	Director
Charles P. Nelson

Michael S. Smith*	Director
Michael S. Smith

C. Landon Cobb, Jr.*	Chief Accounting Officer
C. Landon Cobb, Jr.	(principal accounting officer)

By:	/s/ Andrea Nelson
Andrea Nelson *Attorney-in-Fact

SELECT*LIFE VARIABLE ACCOUNT
EXHIBIT INDEX

Exhibit No.	Exhibit

26(k)	Opinion and Consent of Counsel

26(n)	Consent of Independent Registered Public Accounting Firm

26(r)	Powers of Attorney